The Tax-Exempt Bond Fund of America®
Investment portfolio
October 31, 2022
unaudited
Bonds, notes & other debt instruments 89.68% Alabama 1.29%	Principal amount (000)	Value (000)
Auburn University, General Fee Rev. Bonds, Series 2018-A, 5.00% 6/1/2036	USD4,440	$4,665
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 11/15/2046	500	494
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-C, 5.00% 11/15/2046	1,000	989
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2043 (preref. 1/1/2027)	16,050	17,050
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	1,500	1,424
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-E, 5.00% 5/1/2053 (put 6/1/2028)	2,500	2,526
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	3,000	2,889
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	6,540	6,123
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 3), Series 2018-A, 4.00% 12/1/2048 (put 12/1/2023)	2,500	2,485
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	3,410	3,276
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	23,930	22,076
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	2,240	2,170
Housing Fin. Auth., Multi Family Housing Rev. Bonds (ECG Monrovia Project), Series 2022-A, 2.00% 10/1/2025 (put 10/1/2024)	5,086	4,914
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030	3,000	3,029
County of Jefferson, G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 4/1/2023	1,750	1,763
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	3,000	3,180
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2028	2,500	2,648
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2029	5,000	5,303
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2030	5,000	5,294
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2031	7,500	7,920
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2032	2,250	2,371
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2033	5,040	5,286
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2034	8,200	8,582
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 10/1/2042	11,300	12,053
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 10/1/2044	22,340	22,695
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 10/1/2048	17,665	18,028
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 10/1/2051	1,500	1,612
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.50% 10/1/2053	11,000	11,315
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 10/1/2053	10,970	11,737
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	5,000	5,035
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2046	11,835	11,141
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033	1,150	1,045
City of Prattville, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 11/1/2033 (put 10/1/2024)	450	430
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 2.00% 11/1/2033 (put 10/1/2024)	425	406
The Tax-Exempt Bond Fund of America — Page 1 of 146

unaudited
Bonds, notes & other debt instruments (continued) Alabama (continued)	Principal amount (000)	Value (000)
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 2.00% 11/1/2033 (put 10/1/2024)	USD3,775	$3,608
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 6/1/2049 (put 6/1/2024)	1,000	987
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)	1,995	1,863
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	51,730	46,602
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)	2,050	2,073
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	16,935	16,681
		283,768
Alaska 0.13%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2019-A, 3.75% 12/1/2042	9,895	9,583
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 6/1/2046	1,085	1,069
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	9,250	9,092
International Airport System, Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2031	3,000	3,078
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2034	3,500	3,564
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	35,320	3,089
		29,475
Arizona 1.77%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2027	1,305	1,391
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2028	1,375	1,484
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2029	1,700	1,857
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2033	6,395	6,807
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2034	16,455	17,448
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2036	1,000	1,064
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 7/15/2023[1]	825	822
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 6.00% 7/15/2027[1]	2,000	2,004
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.50% 7/1/2029	600	494
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2026	500	529
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2027	250	268
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2023	450	454
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 5/15/2024	825	834
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 5/15/2026	1,200	1,217
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2028	625	666
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2032	525	561
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	1,550	1,418
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2048	5,000	4,736
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2054	4,900	4,551
Glendale Union High School Dist. No. 205, School Improvement Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 7/1/2038	1,000	928
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 3.317% 1/1/2037[2]	10,045	9,171
The Tax-Exempt Bond Fund of America — Page 2 of 146

unaudited
Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2033	USD1,000	$1,026
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2035	1,100	1,121
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2036	1,000	1,018
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2037	1,045	1,061
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2039	2,045	2,068
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 11/1/2044	1,630	1,635
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 4.00% 11/1/2049	4,075	3,300
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	250	221
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2045	2,200	1,828
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2041	1,770	1,399
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	1,330	952
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	7,920	5,362
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051	3,300	2,362
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	4,230	2,864
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2028	2,400	2,473
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2042	1,000	1,006
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2047	1,310	1,312
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2051	1,025	1,024
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037[1]	1,005	960
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037[1]	2,150	2,090
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047[1]	5,305	4,984
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050[1]	4,000	3,798
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051[1]	700	617
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029[1]	745	665
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039[1]	1,325	1,198
Industrial Dev. Auth., Education Rev. Bonds (Kipp Nashville Projects), Series 2022-A, 5.00% 7/1/2057	3,000	2,658
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[1]	1,250	1,175
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 5.00% 2/1/2037	1,000	1,020
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2038	1,600	1,444
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2039	1,800	1,604
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2040	1,000	880
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045	5,760	3,921
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 4.00% 2/1/2050	7,000	5,561
The Tax-Exempt Bond Fund of America — Page 3 of 146

unaudited
Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Las Terrazas Apartments Project), Series 2022-A, 1.25% 2/1/2025 (put 2/1/2024)	USD2,445	$2,363
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	58,379	52,729
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2028	2,000	2,143
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2/1/2029	1,000	1,073
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2031	2,500	2,715
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038[1]	3,480	3,555
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 7/1/2023	620	621
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2037	725	733
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2052	750	743
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 4.00% 7/1/2034	500	460
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2039	750	753
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041[1]	255	199
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	3,000	3,032
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2049	1,500	1,464
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,000	2,409
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051[1]	360	256
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2054	1,650	1,595
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Project), Series 2019, 4.00% 7/1/2049	2,845	2,314
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Bonds (Honor Health), Series 2021-A, 4.00% 9/1/2037	585	528
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-C, 2.81% 1/1/2035 (put 10/18/2024)[2]	4,570	4,546
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2035	5,000	5,117
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 4.00% 1/1/2048	21,500	17,607
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 1/1/2048 (put 10/18/2024)	1,035	1,064
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	7,250	5,860
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 7/1/2031	2,500	2,751
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 7/1/2032	5,205	5,655
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	8,175	5,987
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	7,150	5,236
McAllister Academic Village, LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 7/1/2033	5,080	5,291
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2024	280	281
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2026	260	262
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2027	250	251
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2030	290	288
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2041	650	590
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2045	1,050	910
The Tax-Exempt Bond Fund of America — Page 4 of 146

unaudited
Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2044	USD3,000	$2,528
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	1,500	981
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	16,000	13,033
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2049	13,890	13,594
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032	7,320	7,588
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2033	18,655	19,214
City of Phoenix Civic Improvement Corp., Rental Car Fac. Charge Rev. Bonds, Series 2019-A, 5.00% 7/1/2033	2,515	2,636
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2031	2,200	2,306
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2032	2,000	2,092
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2033	1,000	1,044
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2034	1,000	1,043
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2035	2,000	2,084
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2021-A, 5.00% 7/1/2026	500	527
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035[1]	2,675	2,599
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035[1]	1,000	972
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045[1]	2,500	2,273
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046[1]	3,900	3,529
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026[1]	2,015	1,927
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035[1]	910	863
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2036[1]	8,535	8,058
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 7/1/2044[1]	1,500	1,546
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045[1]	1,050	936
County of Pima, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Tucson Electric Power Co. Project), Series 2013-A, 4.00% 9/1/2029	1,140	1,142
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2036	840	753
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2037	900	793
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2038	1,040	899
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2026[1]	1,405	1,403
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2027[1]	1,485	1,482
Salt Verde Financial Corp., Senior Gas Rev. Bonds, Series 2007, 5.00% 12/1/2037	6,905	6,814
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 7/1/2030	8,000	8,678
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2022	210	210
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 7/1/2029	1,500	1,601
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 7/1/2030	1,250	1,329
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2024	400	412
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2025	500	523
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2026	400	424
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2027	300	322
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2028	400	433
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2029	400	435
The Tax-Exempt Bond Fund of America — Page 5 of 146

unaudited
Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2042	USD1,800	$1,893
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	3,000	3,147
		388,758
Arkansas 0.03%
Dev. Fin. Auth., Multi Family Housing Rev. Bonds (Protho Manor Apartments), Series 2021, 0.35% 7/1/2025 (put 7/1/2023)	4,000	3,902
Springdale School Dist. No. 50, Rev. Ref. and Construction Bonds, Series 2022-B, 3.00% 6/1/2037	2,705	2,141
		6,043
California 6.11%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049[3]	1,770	789
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050[3]	6,040	2,664
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty Municipal insured , 0% 10/1/2052[3]	3,015	1,336
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	487
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	12,200	9,203
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 9/1/2032	1,230	1,247
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 9/1/2033	1,325	1,343
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 9/1/2038	2,895	2,932
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2049	2,100	2,165
Baldwin Park Unified School Dist., G.O. Bonds, 2018 Election, Series 2021, 3.00% 8/1/2043	1,250	881
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2027	1,085	1,116
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2029	985	1,013
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2030	295	303
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 4/1/2032	3,000	3,020
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2034	5,000	4,972
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 3.14% 4/1/2045 (put 5/1/2023)[2]	1,150	1,151
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 3.34% 4/1/2045 (put 4/1/2024)[2]	13,525	13,572
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 4/1/2047 (put 4/1/2025)	4,330	4,211
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.54% 4/1/2056 (put 4/1/2027)[2]	1,990	1,939
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-E, (SIFMA Municipal Swap Index + 0.41%) 2.65% 4/1/2056 (put 4/1/2028)[2]	14,000	13,625
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	5,715	5,547
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	750	741
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 8/1/2026	1,200	1,214
The Tax-Exempt Bond Fund of America — Page 6 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Capistrano Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 1999 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 8/1/2025	USD4,645	$4,124
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 10/1/2033	750	755
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2033	750	738
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2040	580	441
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2041	480	358
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2046	3,150	2,186
Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 3.00% 8/1/2044	2,500	1,732
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043	5,000	4,407
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 3.00% 6/1/2046	2,000	1,341
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2031	600	417
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2032	315	208
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2033	320	200
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2034	625	369
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2038	1,300	607
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2039	1,000	438
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2025	1,065	1,106
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2026	225	235
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2034	1,090	1,130
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2035	1,725	1,786
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 9/1/2034	2,360	2,385
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2028	570	600
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2043	4,000	1,421
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[1]	22,790	17,101
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049[1]	1,000	831
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 6/1/2049	1,000	866
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2035	1,500	833
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2040	500	207
City of Corona, Community Facs. Dist. No. 2018-2 (Sierra Bella), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2051	1,750	1,586
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[1]	9,505	5,950
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[1]	1,000	633
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057[1]	6,155	3,688
The Tax-Exempt Bond Fund of America — Page 7 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[1]	USD540	$343
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[1]	39,100	27,875
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056[1]	5,970	3,577
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[1]	5,105	3,104
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[1]	3,460	2,066
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[1]	2,215	1,416
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[1]	500	352
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[1]	5,750	4,026
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Vineyard Garden Apartments), Series 2021-A, 3.25% 10/1/2058[1]	1,725	1,051
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[1]	33,900	20,429
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2038	1,085	946
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2043	1,095	897
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2051	2,180	1,683
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2038	1,230	1,071
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2043	1,150	942
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2051	2,540	1,963
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 10/1/2037	6,000	2,887
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2010-U-1, 5.25% 4/1/2040	505	559
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 6/1/2046	1,000	1,063
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 9/1/2029	2,120	2,121
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2026	1,300	1,357
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034	500	518
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035	500	518
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2038	1,500	1,549
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041	12,830	12,625
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046	13,500	13,005
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 12/1/2030	1,500	1,462
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 12/1/2033	3,000	3,000
Elk Grove Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 8/1/2046	1,105	978
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2032	890	914
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2033	775	795
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2038	780	769
The Tax-Exempt Bond Fund of America — Page 8 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	USD3,000	$2,741
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2049	3,500	3,012
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2034	1,000	578
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 11/1/2022	1,000	1,000
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, National insured, 5.00% 11/1/2023	1,040	1,057
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 10/1/2039	3,000	2,784
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 10/1/2040	5,000	4,570
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2031	880	883
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2034	2,600	2,606
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.625% 9/1/2052	3,500	3,019
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2023	145	146
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2034	2,000	1,172
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2035	2,000	1,099
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2033	1,000	871
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2016-B, 3.00% 8/1/2043	2,000	1,453
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2030	1,005	1,062
G.O. Bonds, Series 2021, 5.00% 12/1/2031	395	416
G.O. Bonds, Series 2015, 5.25% 8/1/2032	5,000	5,227
G.O. Bonds, Series 2021, 5.00% 12/1/2032	335	352
G.O. Bonds, Series 2021, 5.00% 12/1/2034	335	349
G.O. Bonds, Series 2021, 4.00% 10/1/2037	1,000	972
G.O. Bonds, Series 2021, 4.00% 10/1/2039	3,000	2,840
G.O. Bonds, Series 2020, 4.00% 11/1/2041	500	465
G.O. Bonds, Series 2021, 5.00% 12/1/2046	260	271
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2041	2,625	2,792
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2029	990	745
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2031	1,250	850
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)	10,000	9,140
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2026 (escrowed to maturity)	7,000	6,164
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)	3,960	3,355
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	66,155	5,542
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032	9,835	6,246
Grossmont-Cuyamaca Community College Dist., G.O. Bonds, 2012 Election, Series 2018-B, 4.00% 8/1/2047	3,500	3,101
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2045[1]	4,700	3,869
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[1]	3,085	2,363
The Tax-Exempt Bond Fund of America — Page 9 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Hayward Unified School Dist., G.O. Bonds, 2018 Election, Series 2020, Assured Guaranty Municipal insured, 4.00% 8/1/2050	USD2,500	$2,181
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2044	7,000	7,293
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 8/1/2048	7,000	6,140
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2040	3,000	3,145
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	1,000	895
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 10/1/2047	1,035	897
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 8/1/2031 (put 11/1/2022)	2,695	2,695
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 5/15/2046	1,050	909
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 5/15/2051	5,500	4,595
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2024	255	263
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2026	350	361
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 7/1/2033 (preref. 7/1/2023)	1,300	1,316
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2032	6,000	6,321
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2035	8,500	8,843
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2036	6,000	6,226
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 11/15/2038	4,000	3,650
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,000	1,000
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,250	1,211
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,000	960
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	10,454	9,892
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	15,806	13,524
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	21,021	17,221
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2036[1]	340	315
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2041[1]	510	447
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2046[1]	135	112
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2051[1]	175	142
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,750	4,299
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, 2.94% 12/1/2050 (put 6/1/2026)[2]	1,000	975
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2028	1,000	1,057
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2030	950	1,008
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 8/1/2046	5,150	4,442
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 8/1/2051	5,000	4,265
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 9/1/2039	1,000	1,003
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	5,250	5,161
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 5.00% 9/2/2023	1,235	1,242
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 9/2/2028	675	676
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2023	1,100	1,117
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2027	325	329
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2030	700	709
The Tax-Exempt Bond Fund of America — Page 10 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032	USD350	$355
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2033	585	592
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2034	615	621
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2035	375	378
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2042	995	995
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2025	1,000	1,028
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 4.00% 9/1/2026	150	147
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2026	1,300	1,347
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2027	1,085	1,131
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2032	250	255
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2033	120	122
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2034	1,000	1,012
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2034	475	481
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2035	530	535
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2035	1,255	1,267
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2036	510	514
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2037	705	709
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2038	645	647
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 9/1/2042	1,000	993
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2044	6,145	5,007
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2047	2,000	1,945
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2049	3,000	2,577
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 9/1/2049	1,000	967
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2050	11,195	9,598
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2051	3,000	2,878
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2054	12,170	10,321
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2054	11,000	9,329
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 3/1/2057	1,000	952
City of Jurupa, Community Facs. Dist. No. 33 (Eastvale Area), Improvement Area No. 2, Special Tax Bonds, Series 2014-A, 5.00% 9/1/2043	3,140	3,144
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 9/1/2024	1,145	1,163
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2026	700	720
The Tax-Exempt Bond Fund of America — Page 11 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2032	USD1,260	$1,289
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2042	1,250	1,273
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2031	1,890	1,893
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2035	1,125	1,079
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2039	1,095	1,008
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2032	415	416
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2033	880	864
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2034	945	910
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2035	1,020	965
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2036	840	784
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2037	1,170	1,079
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2038	1,255	1,145
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2039	1,340	1,213
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2040	1,435	1,286
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2041	1,535	1,363
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2047	7,000	6,021
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2041	3,000	3,087
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2046	935	810
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2051	6,495	5,541
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 9/1/2030 (preref. 9/1/2023)	1,500	1,523
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2039	1,000	905
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2041	675	599
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2047	2,915	2,508
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2035	5,915	5,976
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2040	4,375	4,377
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052	4,000	3,018
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 9/1/2024	1,000	1,014
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 9/1/2032	3,750	3,795
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 9/1/2035	1,250	1,265
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2040	2,235	2,232
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2037	1,000	804
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2038	1,405	1,104
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2039	1,000	768
Long Beach Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-G, Assured Guaranty insured, 0% 8/1/2029	3,995	3,048
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2029	1,135	1,172
The Tax-Exempt Bond Fund of America — Page 12 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2030	USD985	$1,017
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2031	685	707
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2013-B, 5.00% 5/15/2038	1,500	1,505
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 5/15/2042	3,900	3,970
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-B, 5.00% 5/15/2049	1,805	1,839
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-I, 5.00% 5/15/2042	1,000	1,042
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2015-C, 5.00% 5/15/2027	1,500	1,560
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-D, 4.00% 5/15/2035	1,000	933
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2038	2,075	2,212
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	1,000	1,059
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,000	1,050
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	1,000	1,037
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2034	335	337
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2035	500	500
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2036	570	566
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2037	615	605
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	830	785
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	1,190	1,092
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	590	534
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)	5,924	5,580
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 9/1/2027	1,430	1,449
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 9/1/2027 (preref. 9/1/2023)	520	528
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2043	1,250	1,284
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2005 Election, Series 2018-M-1, 5.25% 7/1/2042	20,000	21,026
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 11/1/2029	4,430	4,777
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-C, 7.00% 11/1/2034	3,105	3,638
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039	7,005	7,986
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2026	1,440	1,479
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2029	1,260	1,316
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 3.00% 9/1/2031	570	522
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2031	250	261
The Tax-Exempt Bond Fund of America — Page 13 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2032	USD725	$749
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2033	760	782
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2033	345	357
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2034	600	615
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2036	850	868
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2033 (preref. 1/1/2026)	4,390	4,626
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-E, 2.38% 7/1/2037 (put 5/21/2024)[2]	9,840	9,793
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 7/1/2026	2,500	2,528
Montebello Unified School Dist., G.O. Bonds, 2016 Election, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 8/1/2050	900	904
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2022, 4.75% 9/1/2052	3,370	2,907
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2022, 4.75% 9/1/2052	3,110	2,682
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 9/1/2026	2,000	2,031
Morongo Band of Mission Indians, Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042[1]	5,025	4,865
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2034	1,260	1,248
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2035	1,190	1,163
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2036	770	738
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 6/1/2037	315	298
Mt. San Jacinto Community College, G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2035	1,040	884
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027[1]	6,920	7,133
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.25% 11/1/2036	1,040	1,078
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, Assured Guaranty Municipal insured, 5.25% 11/1/2052	2,550	2,526
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036[1]	1,500	1,494
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[1]	1,500	1,397
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2/1/2046	2,225	1,449
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	2,500	1,689
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	3,470	2,263
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	850	878
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	1,100	1,028
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	3,750	3,365
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	3,750	3,767
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	565	447
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	830	590
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[1]	20,515	12,779
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056[1]	2,060	1,205
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2041	220	195
The Tax-Exempt Bond Fund of America — Page 14 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046	USD615	$524
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051	6,695	4,295
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054	1,490	925
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 5/15/2036	750	758
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 5/15/2037	1,755	1,770
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 5/15/2039	1,535	1,542
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 5/15/2040	1,520	1,524
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2024	760	775
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	2,620	2,719
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	1,875	1,943
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2028	3,320	3,439
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	1,915	1,959
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2032	1,175	1,200
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 9/1/2032	1,000	1,040
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 9/1/2034	2,935	3,068
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 3.227% 7/1/2027[2]	11,925	11,511
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	2,180	1,798
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052	3,425	2,609
City of Ontario, Community Facs. Dist. No. 43 (Park Place Facs. Phase IV), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	3,250	2,534
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	4,025	2,934
Ontario International Airport Auth., Airport Rev. Bonds, Series 2021-A, 5.00% 5/15/2046	1,885	1,879
Ontario-Montclair School Dist., G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 8/1/2043	2,355	2,434
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.00% 8/15/2034	730	738
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	1,950	1,958
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2041	1,250	1,246
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2036	2,880	2,915
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2042	5,000	4,953
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2047	6,000	5,820
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	290	290
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	780	758
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	1,460	1,385
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	1,530	1,435
The Tax-Exempt Bond Fund of America — Page 15 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 9/1/2030	USD250	$264
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2041	2,250	2,323
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028	7,000	5,463
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2030	15,520	10,996
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031	3,000	2,013
City of Perris, Joint Powers Auth., Local Agcy. Rev. Bonds (CFD No. 2006-2 - Monument Park Estates), Series 2015-B, 5.00% 9/1/2045	5,295	5,190
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031	650	659
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034	1,260	1,272
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2035	3,175	3,201
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2041	3,725	3,726
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2030	1,910	2,027
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2031	2,040	2,156
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2032	2,185	2,305
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2033	960	1,009
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2026	1,265	1,300
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2027	590	606
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2031	1,200	1,221
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 9/1/2036	710	692
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2033	500	504
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	1,910	1,698
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 11/15/2027[1]	2,085	1,903
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[1]	1,250	1,128
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 5/15/2029[1]	1,000	854
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[1]	230	186
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[1]	200	158
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 11/1/2046	1,130	1,006
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 11/1/2046	1,000	1,041
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2020-D, 5.00% 11/1/2029	1,000	1,097
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 11/1/2032	2,500	2,543
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030	6,500	7,143
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2032	3,000	3,326
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2032	1,300	1,434
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 8/1/2034	3,000	3,259
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2035	795	856
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 8/1/2035	3,000	3,230
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 8/1/2036	3,260	3,490
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2025	1,000	994
The Tax-Exempt Bond Fund of America — Page 16 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2027	USD425	$417
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2028	1,185	1,156
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2030	1,390	1,321
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2013-A, 5.00% 4/1/2023	1,835	1,848
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2029	1,500	1,556
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2026	335	346
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2033	310	323
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2034	1,000	1,038
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2028 (preref. 9/1/2024)	490	506
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2029 (preref. 9/1/2024)	540	557
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2035 (preref. 9/1/2024)	1,150	1,186
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2026	1,235	1,284
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030	600	615
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2016-B, BAM insured, 4.00% 10/1/2032	1,000	987
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 4.00% 10/1/2037	2,500	2,343
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM insured, 3.00% 6/1/2049	12,735	8,685
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 6/1/2046	2,480	2,072
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2027	1,480	1,537
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2028	2,135	2,220
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2030	2,175	2,263
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031	1,040	1,076
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032	1,115	1,152
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035	1,000	1,029
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019-B, 3.00% 8/1/2036	1,070	856
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	4,725	3,627
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026	500	514
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2037	1,750	1,768
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2050	4,000	3,137
The Tax-Exempt Bond Fund of America — Page 17 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Roseville Joint Union High School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 8/1/2045	USD4,000	$3,500
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2025	100	104
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	1,735	1,798
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2035	2,910	2,982
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 9/1/2024	1,160	1,177
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 9/1/2033	1,365	1,381
City of Sacramento, Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 12/1/2025	7,500	7,924
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 8/15/2037	1,500	1,517
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2036	1,000	1,006
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2041	4,200	4,178
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 2.615% 6/1/2034[2]	6,295	5,814
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2022-A, BAM insured, 5.50% 8/1/2047	1,060	1,141
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2044	935	823
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2049	4,455	3,828
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2029	585	636
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	10,500	10,551
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 8/1/2026	1,000	1,014
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 8/1/2027	1,000	1,014
San Bruno Park School Dist., G.O. Bonds, 2018 Election, Series 2020-B, 4.00% 8/1/2048	1,370	1,202
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	940	964
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2046	1,750	1,504
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2051	2,000	1,690
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2056	31,385	25,752
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 5.00% 7/1/2056	2,140	2,108
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2033	2,000	2,082
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2034	1,940	2,001
San Diego Community College Dist., G.O. Bonds, Convertible Capital Appreciation Bonds, 2002 Election, Series 2013, 0% 8/1/2041 (6.23% on 8/1/2032)[3]	12,990	7,256
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-E-2, 5.00% 5/1/2048	2,000	1,981
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 5/1/2050	12,500	12,324
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 4.00% 5/1/2052	3,235	2,693
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	3,075	2,388
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	2,000	1,750
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036[1]	805	703
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046[1]	3,500	2,662
The Tax-Exempt Bond Fund of America — Page 18 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[1]	USD1,015	$740
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2039	3,955	3,964
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	3,505	3,445
City of San Francisco, Municipal Transportation Agcy., Rev. Green Bonds, Series 2021-C, 4.00% 3/1/2051	5,000	4,213
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	1,500	1,267
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	3,600	3,469
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	5,300	5,046
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2023	500	503
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2043	1,300	1,151
San Lorenzo Valley Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 8/1/2045	750	652
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2031	29,425	20,742
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2028	400	413
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2038	2,500	2,555
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, Assured Guaranty Municipal insured, 5.00% 6/1/2049	7,000	7,147
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, Assured Guaranty Municipal insured, 5.00% 6/1/2052	3,500	3,506
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2055	1,205	1,008
Santa Ana Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B, Assured Guaranty insured, 0% 8/1/2034	10,000	5,890
Santa Clara Valley Water Dist., Water System Rev. Ref. Bonds, Series 2020-A, 5.00% 6/1/2050	1,750	1,825
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2040[1]	3,035	2,564
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2045[1]	4,110	3,306
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2035	1,725	1,734
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2036	1,780	1,787
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041	3,720	3,652
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046	4,740	4,554
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[1]	305	268
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[1]	1,960	2,118
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	6,850	6,191
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 2.70% 7/1/2040[2]	4,775	4,775
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-C, 2.625% 11/1/2033 (put 12/1/2023)	10,345	10,154
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 11/1/2033 (put 12/1/2023)	2,820	2,768
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2037	1,000	778
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	5,585	3,786
The Tax-Exempt Bond Fund of America — Page 19 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2046	USD2,835	$2,377
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	360	203
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,745	3,684
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	750	608
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 7/1/2044 (preref. 7/1/2024)	7,600	7,836
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	4,000	4,371
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 4/1/2038 (put 11/1/2029)	9,000	9,835
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 11/1/2023	260	260
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 12/1/2025[1]	2,500	2,527
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 12/1/2041[1]	3,425	3,139
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[1]	1,000	909
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[1]	750	696
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 3.00% 5/15/2051	1,000	672
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 3.00% 5/15/2054	1,000	651
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,235	992
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,045	1,586
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2040	2,210	2,009
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2045	3,755	3,296
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 10/1/2032	1,245	1,282
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 5.00% 8/1/2052	4,000	4,076
City of Temecula, Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/15/2030	1,220	1,298
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2029	1,005	1,039
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2030	630	651
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031	1,295	1,336
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032	2,965	3,052
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033	2,135	2,192
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035	500	511
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,575	1,292
The Tax-Exempt Bond Fund of America — Page 20 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	USD500	$392
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,305	996
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	1,010	1,013
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 8/1/2032	2,655	2,340
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 8/1/2033	1,380	1,190
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	966
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2041	8,640	8,847
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2046	6,755	6,886
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2035	1,215	1,239
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2037	1,000	1,018
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2045	300	295
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2023	545	553
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2026	1,285	1,324
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028	1,265	1,302
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2033	4,000	4,144
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2038	2,155	2,208
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 8/1/2041	5,750	2,203
Regents of the University of California, Limited Project Rev. Bonds, Series 2017-M, 5.00% 5/15/2047	8,500	8,709
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2051	1,125	984
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2037	2,300	2,234
Vacaville Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-D, 4.00% 8/1/2045	1,850	1,634
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, Assured Guaranty Municipal insured, 4.00% 12/1/2040	1,905	1,702
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, Assured Guaranty Municipal insured, 4.00% 12/1/2042	1,575	1,384
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, BAM insured, 4.00% 8/1/2046	1,730	1,504
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2046	1,650	1,435
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2046	490	426
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2051	650	554
County of Ventura, Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 11/1/2029 (preref. 11/1/2022)	3,000	3,000
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2023	580	583
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2024	700	708
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2025	500	509
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2026	1,000	1,021
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2026	600	613
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2026	1,650	1,688
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2027	950	976
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	320	329
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	140	144
The Tax-Exempt Bond Fund of America — Page 21 of 146

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2038	USD825	$816
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2041	420	409
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 9/1/2026	1,140	1,184
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 9/1/2027	1,410	1,467
Vista Unified School Dist., G.O. Bonds, 2018 Election, Series 2022-B, BAM Insured, 5.25% 8/1/2048	3,000	3,179
Walnut Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 8/1/2036	5,655	2,864
Washington Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 8/1/2031	1,000	683
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A-1, Assured Guaranty Municipal insured, 3.00% 8/1/2046	3,500	2,433
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031	2,000	1,382
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027	350	368
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2028	550	578
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2029	1,205	1,266
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031	675	707
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032	1,400	1,382
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033	1,455	1,419
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,035	1,091
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2034	1,165	1,218
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2044	1,105	1,133
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2036	1,635	1,525
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2041	3,645	3,264
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2046	2,000	1,723
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2050	4,815	4,079
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2016, 4.00% 9/1/2041	2,380	2,013
		1,344,746
Colorado 1.96%
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2039	3,235	2,949
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2038	3,805	3,691
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2046	1,000	855
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2022	165	165
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2022	100	100
The Tax-Exempt Bond Fund of America — Page 22 of 146

unaudited
Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2023	USD195	$198
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2023	120	122
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2024	200	206
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2024	135	139
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2025	180	187
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2025	125	130
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2026	195	205
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2026	270	286
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2027	200	213
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2027	125	133
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2028	210	226
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2028	260	276
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2029	210	228
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2029	125	133
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2030	215	232
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2030	250	265
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2031	230	248
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2031	135	143
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2033	255	271
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2034	285	302
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2035	100	106
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/1/2050	1,500	1,507
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 3.25% 12/15/2050	2,155	1,585
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040	1,480	1,293
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050	2,610	2,127
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 12/1/2046	6,285	5,450
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 4.375% 12/1/2026	3,438	3,312
The Tax-Exempt Bond Fund of America — Page 23 of 146

unaudited
Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.00% 12/1/2033	USD2,140	$2,017
City of Aurora, Sewer Rev. Bonds (SEAM Fac. and Other System Improvements Project), Series 2021, 4.00% 8/1/2051	4,000	3,440
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.00% 12/1/2022	90	90
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.50% 12/1/2027	500	449
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	1,275	1,182
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	200	185
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	5,255	4,553
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 12/1/2048	8,405	7,245
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.50% 12/15/2035	1,000	715
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 12/15/2046	1,800	1,171
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 12/15/2050	1,650	1,078
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026	10,305	9,726
Certs. of Part., Series 2021-A, 4.00% 12/15/2036	1,500	1,414
Certs. of Part., Series 2021-A, 3.00% 12/15/2037	9,065	7,128
Certs. of Part., Series 2021-A, 4.00% 12/15/2038	1,000	926
Certs. of Part., Series 2021-A, 4.00% 12/15/2039	1,500	1,372
Certs. of Part., Series 2021-A, 4.00% 12/15/2040	1,500	1,361
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 5.375% 12/1/2033 (preref. 12/1/2023)	1,750	1,787
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 8/1/2033	2,000	1,218
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 8/1/2034	2,000	1,153
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-B, 5.00% 11/15/2033	6,500	6,790
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, 5.00% 12/1/2048	13,515	13,228
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, National insured, 5.00% 12/1/2029	1,510	1,578
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2017-A, 5.00% 12/1/2041	4,750	4,862
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2026	1,000	1,040
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2027	1,000	1,038
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2028	4,485	4,637
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2029	2,660	2,743
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2030	1,500	1,541
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2031	1,140	1,167
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2032	1,685	1,721
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2045	1,250	1,261
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2024	1,045	1,046
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2025	3,500	3,503
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[1]	630	610
The Tax-Exempt Bond Fund of America — Page 24 of 146

unaudited
Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 2.386% 9/1/2039 (put 9/1/2024)[2]	USD2,315	$2,280
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 9/1/2027	3,250	2,660
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 9/1/2030	14,065	9,986
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 9/1/2031	1,375	925
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 9/1/2035	14,760	7,973
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	65	52
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	200	145
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	255	175
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 4/1/2027 (preref. 4/1/2023)	1,500	1,511
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2023	125	127
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2025	150	157
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026	105	111
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2027	110	117
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	150	162
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030	150	162
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031	155	166
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032	175	187
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033	185	196
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2034	200	211
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2035	215	226
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 12/1/2039	1,750	1,562
Counties of Garfield and Mesa, Grand River Hospital Dist., Unlimited Tax G.O. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 12/1/2023	2,050	2,075
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032[1]	395	384
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047[1]	1,495	1,417
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 8/1/2043	6,300	6,372
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2032	3,460	3,672
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2033 (preref. 6/1/2027)	6,910	7,333
The Tax-Exempt Bond Fund of America — Page 25 of 146

unaudited
Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2037 (preref. 6/1/2027)	USD2,020	$2,144
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 6/1/2040	2,500	2,601
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 6/1/2045 (preref. 6/1/2025)	2,500	2,601
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.00% 6/1/2028 (preref. 6/1/2023)	1,250	1,260
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.50% 6/1/2033 (preref. 6/1/2023)	2,000	2,022
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 6/1/2043 (preref. 6/1/2023)	1,000	1,012
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 4.00% 11/15/2046	1,500	1,244
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 11/15/2036 (put 11/15/2026)	6,200	6,488
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	2,130	2,164
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 11/15/2048	7,855	7,863
Health Facs. Auth., Hospital Rev. Bonds (Children’s Hospital Colorado Project), Series 2013-A, 5.00% 12/1/2033	12,000	12,029
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2045	1,000	792
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050	1,400	1,036
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Assn. Project), Series 2018, 2.80% 5/15/2042 (put 5/15/2023)	3,480	3,479
Health Facs. Auth., Retirement Housing Rev. Bonds (Liberty Heights Project), Capital Appreciation Bonds, Series 1991-B, 0% 7/15/2024 (escrowed to maturity)	1,765	1,663
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B-1, 5.00% 7/1/2027 (preref. 11/9/2022)	1,000	1,000
Health Facs. Auth., Rev. Bonds (Christian Living Neighborhoods Project), Series 2019-A-1, 4.00% 8/1/2044	1,000	808
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 3.25% 8/1/2049	1,995	1,279
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 4.00% 8/1/2049	3,930	3,064
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2040	1,000	808
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	5,250	3,880
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	11,485	10,402
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 4.00% 5/15/2052	11,735	9,518
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042[4]	2,500	1,325
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 6/1/2047[4]	2,665	1,412
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2023	610	608
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2024	270	265
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2025	565	556
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2026	750	732
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2031	500	463
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2022	640	640
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2028	1,065	1,072
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2029	805	809
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035	290	283
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 12/1/2036	3,000	3,081
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	1,000	923
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 1/1/2032	4,000	4,298
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2036	5,750	5,488
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2037	4,000	3,780
The Tax-Exempt Bond Fund of America — Page 26 of 146

unaudited
Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2038	USD5,800	$5,437
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 1/1/2040	9,785	8,973
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wildhorse Ridge Apartments Project), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)	7,150	6,851
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	2,205	2,178
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048	4,120	4,066
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	1,470	1,457
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	7,735	7,659
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	1,300	1,286
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-H, Class III, 4.25% 11/1/2049	5,515	5,453
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-H, Class I, 3.00% 5/1/2050	7,640	7,320
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050	13,830	13,517
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050	4,675	4,576
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	1,380	1,304
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	2,585	2,429
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	12,020	11,366
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	1,980	1,866
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052	1,480	1,509
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	4,000	4,180
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 11/15/2038	39,500	44,627
Regional Transportation Dist., Certs. of Part., Series 2014-A, 5.00% 6/1/2044 (preref. 6/1/2023)	9,500	9,593
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 1/15/2033	500	464
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	800	738
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036	700	623
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	1,575	1,498
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 12/1/2025	560	521
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029	2,065	1,873
Weld County School Dist. No. 6, G.O. Bonds, Series 2021, 4.00% 12/1/2045	2,705	2,377
		431,235
Connecticut 0.83%
G.O. Bonds, Series 2021-A, 3.00% 1/15/2033	585	511
G.O. Bonds, Series 2022-C, 5.00% 6/15/2037	210	223
G.O. Bonds, Series 2022-B, 4.00% 1/15/2038	2,990	2,794
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027	125	126
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2029	430	433
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2037	3,210	3,099
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2022-U, 4.00% 7/1/2052	3,000	2,349
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2020-T, 4.00% 7/1/2055	3,430	2,725
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2050[1]	735	604
Health and Educational Facs. Auth., Rev. Bonds (Nuvance Health Issue), Series 2019-A, 4.00% 7/1/2034	3,000	2,632
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2025	1,460	1,504
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2030	2,265	2,343
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2031	3,000	3,096
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2035	2,895	2,944
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2036	2,990	3,035
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	25,475	25,185
The Tax-Exempt Bond Fund of America — Page 27 of 146

unaudited
Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2035	USD2,545	$2,277
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2036	5,880	5,206
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	3,045	2,603
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	3,085	2,603
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042	1,995	1,648
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 7/1/2048 (put 2/7/2023)	3,100	3,076
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 0.25% 7/1/2049 (put 2/9/2024)	1,915	1,819
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 11/15/2032	1,565	1,412
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 11/15/2032	470	452
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-1, 3.50% 5/15/2033	405	376
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 2.30% 11/15/2035	1,000	774
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 11/15/2036	4,850	4,031
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 11/15/2037	4,400	4,158
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	3,205	3,176
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	5,275	5,122
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-C-1, 3.25% 5/15/2044	16,265	15,538
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 11/15/2045	1,665	1,659
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045	7,535	7,418
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045	1,870	1,842
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 11/15/2046	3,615	3,563
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 5/15/2047	3,425	3,378
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047	1,055	1,043
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	1,555	1,538
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047	2,095	2,072
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	3,120	3,045
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049	2,625	2,473
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049	9,515	9,289
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-C-4, (SIFMA Municipal Swap Index + 0.625%) 2.865% 5/15/2051 (put 11/15/2024)[2]	3,905	3,886
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-5, 0.45% 11/15/2051 (put 5/15/2024)	4,995	4,727
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 11/15/2051	1,340	1,298
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	700	662
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-E-1, 3.25% 11/15/2054	2,120	1,416
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 11/15/2044	410	407
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[1]	5,500	5,679
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[1]	2,700	2,710
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2/1/2045[1]	1,705	1,712
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-A, 5.00% 5/1/2035	500	535
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-D, 5.00% 11/1/2036	1,230	1,316
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2020-A, 5.00% 5/1/2040	2,000	2,089
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[1]	9,250	9,131
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[1]	2,250	2,093
		182,855
The Tax-Exempt Bond Fund of America — Page 28 of 146

unaudited
Bonds, notes & other debt instruments (continued) Delaware 0.12%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	USD460	$433
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2039	720	663
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2049	1,800	1,569
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2054	835	714
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2045 (put 10/1/2025)	760	673
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2039	4,205	3,953
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2044	5,000	4,406
Transportation Auth., Grant Anticipation Bonds, Series 2020, 5.00% 9/1/2033	1,250	1,348
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 6/1/2055	12,755	12,759
		26,518
District of Columbia 1.19%
G.O. Bonds, Series 2017-D, 5.00% 6/1/2035	5,000	5,239
G.O. Bonds, Series 2017-D, 5.00% 6/1/2036	7,250	7,585
G.O. Bonds, Series 2014-C, 5.00% 6/1/2038	1,800	1,830
G.O. Bonds, Series 2016-D, 5.00% 6/1/2041	3,000	3,119
G.O. Bonds, Series 2017-D, 5.00% 6/1/2042	2,645	2,731
G.O. Bonds, Series 2019-A, 5.00% 10/15/2044	2,500	2,595
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2032	7,775	8,348
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2033	8,610	9,193
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2035	3,655	3,864
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2036	5,510	5,765
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2037	2,500	2,611
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 6/1/2025 (put 12/1/2024)	9,505	8,978
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences Project), Series 2022, 2.50% 2/1/2024 (put 8/1/2023)	1,100	1,082
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2045	2,000	2,076
Income Tax Secured Rev. Bonds, Series 2022-A, 5.00% 7/1/2047	6,250	6,524
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2036	4,705	3,839
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2040	12,340	9,443
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2029	1,000	1,080
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2031	1,415	1,525
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2033	2,100	2,241
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2034	2,005	2,125
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2035	1,720	1,601
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2036	2,380	2,189
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2039	2,020	1,809
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. and Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2049	3,155	2,544
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 10/1/2044[3]	2,000	2,172
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 10/1/2037	41,230	18,678
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 10/1/2037	2,000	879
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 10/1/2031	5,100	3,443
The Tax-Exempt Bond Fund of America — Page 29 of 146

unaudited
Bonds, notes & other debt instruments (continued) District of Columbia (continued)	Principal amount (000)	Value (000)
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2033	USD6,565	$3,971
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 10/1/2036	5,880	2,991
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 10/1/2038	27,130	12,251
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 10/1/2040	23,255	9,205
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-A, 5.00% 10/1/2032	1,800	1,888
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, Assured Guaranty Municipal insured, 4.00% 10/1/2053	34,470	27,407
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036	2,775	2,740
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	400	383
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046	1,455	1,363
Rev. Bonds (KIPP DC Issue), Series 2019, 5.00% 7/1/2024	100	101
Rev. Bonds (KIPP DC Issue), Series 2013-A, 6.00% 7/1/2033 (preref. 7/1/2023)	1,000	1,017
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	4,385	4,262
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2026	5,000	5,282
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028	3,750	3,985
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 10/1/2023	335	342
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 10/1/2028	3,925	4,245
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 10/1/2030	3,750	3,988
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 10/1/2031	3,750	3,974
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 10/1/2037	9,320	9,623
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 10/1/2039	7,630	7,866
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2018-A, 5.00% 10/1/2049	12,400	12,750
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 10/1/2052	16,000	16,443
		261,185
Florida 5.36%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	1,475	1,186
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2037 (put 12/1/2026)	2,000	2,078
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 12/1/2049	15,500	12,521
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 12/1/2036	1,285	1,292
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2022	105	105
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2024	160	162
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2028	1,480	1,505
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2029	420	426
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2030	435	439
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2031	460	462
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2032	480	480
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	735	705
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	2,690	2,537
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	6,300	5,825
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2037	3,230	3,206
The Tax-Exempt Bond Fund of America — Page 30 of 146

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2032	USD5,000	$5,109
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 4/1/2039	4,835	4,940
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 3.20% 5/1/2032	1,095	1,035
County of Broward, North Springs Improvement Dist., Water Management Bonds (Heron Bay Water Management Project), Series 2021-1, 3.00% 5/1/2052	5,600	3,660
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.25% 9/1/2023	1,430	1,414
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.50% 9/1/2024	1,230	1,200
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 9/1/2025	1,070	1,039
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 9/1/2026	860	828
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 3.00% 9/1/2027	515	491
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 3.00% 12/15/2029[1]	425	376
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2049[1]	1,255	1,069
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049[1]	765	650
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054[1]	390	327
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[1]	2,825	2,362
Central Florida Expressway Auth., Rev. Bonds, Series 2021-D, Assured Guaranty Municipal insured, 5.00% 7/1/2034	1,315	1,406
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2043	3,500	3,556
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2044	32,000	32,538
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2048	1,565	1,582
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030	4,000	4,173
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2038	9,935	10,239
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2039	5,000	4,425
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2040	3,000	2,623
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 4.00% 7/1/2041	2,500	2,162
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2042	1,550	1,585
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.00% 5/1/2026	975	926
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.125% 5/1/2027	995	935
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.25% 5/1/2028	1,015	942
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.375% 5/1/2029	1,040	957
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.75% 5/1/2033	2,230	1,968
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 3.00% 5/1/2038	2,930	2,422
County of Collier, Educational Facs. Auth., Education Facs. Rev. Bonds (Hodges University, Inc. Project), Series 2013, 6.125% 11/1/2043 (preref. 11/1/2023)	1,000	1,027
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043	10,000	9,897
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	1,500	1,458
The Tax-Exempt Bond Fund of America — Page 31 of 146

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	USD16,785	$13,266
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 5/1/2023	495	492
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 5/1/2025	1,145	1,112
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2027	600	575
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2028	755	719
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 5/1/2030	240	227
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2038	2,500	2,527
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 12/1/2025 (put 12/1/2024)	6,385	5,973
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2035	1,000	971
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2040	1,650	1,554
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	4,415	3,967
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2055	1,620	1,434
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2056	1,250	1,104
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2045	700	534
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2/1/2033 (preref. 8/1/2023)	1,975	2,015
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2/1/2041	1,800	1,563
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2/1/2042	1,750	1,507
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2/1/2046	5,250	4,393
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	7,710	5,512
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2052	7,760	6,611
County of Escambia, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 11/1/2033 (put 10/1/2024)	775	741
County of Escambia, Pollution Control Rev. Ref. Bonds (Gulf Power Co. Project), Series 2002, 2.60% 6/1/2023	2,500	2,483
City of Fort Lauderdale, Water and Sewer Rev. Bonds, Series 2018, 4.00% 9/1/2041	7,920	7,328
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2032	2,000	2,094
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033	2,500	2,610
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2036	500	519
City of Gainesville, Utilities System Rev. Bonds, Series 2021-A-2, 5.00% 10/1/2051	27,000	27,261
City of Gainesville, Utilities System Rev. Green Bonds, Series 2021-A-1, 5.00% 10/1/2046	25,865	26,215
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 10/1/2024	585	586
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046	21,020	21,152
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.00% 5/1/2037	545	487
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.125% 5/1/2047	910	768
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2026	655	675
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2030	1,150	1,180
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2031	1,500	1,537
The Tax-Exempt Bond Fund of America — Page 32 of 146

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2033	USD1,300	$1,327
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2035	4,580	4,652
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2036	1,380	1,398
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 10/1/2043	12,500	12,664
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 10/1/2048	5,170	5,210
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2028	375	402
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2029	500	540
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 10/1/2044 (preref. 10/1/2024)	5,000	5,163
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 4.00% 10/1/2052	23,315	19,141
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055	8,350	6,178
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 1/1/2047	1,395	1,390
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 7/1/2047	4,075	4,046
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 7/1/2048	10,655	10,556
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	2,385	2,355
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	12,400	12,193
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	4,420	4,203
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	890	859
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	3,765	3,564
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	5,160	4,846
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2014-B, 3.00% 7/1/2045	290	289
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 7/1/2046	120	120
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 5/1/2035	930	879
City of Jacksonville, Health Care Facs. Rev. Ref. Bonds (Baptist Health), Series 2019-A, 5.00% 8/15/2032	2,200	2,330
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026	4,250	4,475
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2027	3,555	3,799
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028	3,040	3,221
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2029	4,000	4,229
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2030	4,650	4,905
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2030	5,050	5,440
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2031	7,935	8,341
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2031	3,985	4,255
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2031	4,900	5,320
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2032	4,380	4,655
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2032	11,830	12,652
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2033	3,530	3,668
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2033	1,000	1,062
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2033	6,395	6,825
JEA, Electric System Rev. Bonds, Series 2017-B, 3.375% 10/1/2034	650	564
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2035	4,250	3,992
JEA, Electric System Rev. Bonds, Series 2020-A, 4.00% 10/1/2035	3,925	3,615
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2036	3,785	3,510
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2037	2,000	1,833
JEA, Electric System Rev. Bonds, Series 2020-A-3, 4.00% 10/1/2038	1,750	1,582
JEA, Electric System Rev. Bonds, Series 2020-A-3, 4.00% 10/1/2039	1,250	1,121
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 10/1/2029	4,350	4,639
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033	5,565	5,866
The Tax-Exempt Bond Fund of America — Page 33 of 146

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2035	USD1,890	$2,024
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2036	1,000	946
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2037	1,000	927
JEA, Water and Sewer System Rev. Bonds, Series 2021-A, 4.00% 10/1/2037	1,220	1,139
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038	1,665	1,532
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038	1,000	914
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2039	1,000	908
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040	850	759
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040	500	446
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2034	2,085	2,164
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2036	1,355	1,404
County of Lee, Airport Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2033	3,340	3,387
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2039	1,000	978
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044	5,225	4,990
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2049	4,860	4,552
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2025	2,000	2,048
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2026	1,250	1,280
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2027	1,250	1,280
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2033	1,000	1,017
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2034	1,000	1,016
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2035	1,000	1,016
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 4/1/2033	2,350	2,411
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 4/1/2034	2,000	2,048
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 4/1/2035	2,000	2,046
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 4/1/2036	1,750	1,779
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 4.00% 4/1/2037	2,500	2,259
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 4/1/2037	3,000	3,032
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	1,375	1,319
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 5/1/2023	700	705
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 5/1/2024	645	657
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 5/1/2025	380	392
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 5/1/2026	815	849
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 5/1/2031	655	597
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 5/1/2034	1,060	904
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 11/15/2045 (preref. 11/15/2024)	5,000	5,167
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 5/1/2024	1,505	1,497
The Tax-Exempt Bond Fund of America — Page 34 of 146

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 5/1/2029	USD985	$986
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 10/1/2032	1,000	1,053
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2034	1,600	1,481
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2035	1,850	1,868
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2040	3,305	2,881
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2041	1,500	1,298
County of Miami-Dade, Educational Facs. Auth., Rev. and Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 4/1/2045	10,000	9,936
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 7/1/2029	1,415	1,440
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 7/1/2039	6,485	6,431
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2010-A, 5.00% 7/1/2040	3,050	3,011
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2023	2,350	2,368
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2024	1,500	1,511
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2025	4,140	4,172
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2026	4,335	4,368
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2027	3,000	3,056
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2028	3,180	3,280
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2029	7,200	7,400
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2030	2,000	2,036
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030	2,385	2,444
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2031	2,560	2,599
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2031	3,300	3,372
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2034	1,000	1,019
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Sunset Bay Apartments), Series 2021, 0.25% 12/1/2023 (put 12/1/2022)	3,700	3,689
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.32% 9/1/2027 (put 11/1/2022)	2,245	2,245
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 11/1/2031	300	261
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 11/1/2036	560	484
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 11/1/2046	1,240	993
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 10/1/2042	2,650	2,355
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2019, 5.00% 10/1/2043	7,360	7,533
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 10/1/2044	2,000	1,732
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 10/1/2046	6,105	5,200
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2019, 5.00% 10/1/2046	20,640	20,965
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2017-A, 4.00% 10/1/2047	4,750	4,024
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 10/1/2048	8,000	6,702
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2031	1,500	1,555
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2032	1,000	1,033
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 4.00% 10/1/2038	15,000	13,945
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2019-B, 4.00% 10/1/2049	18,880	15,753
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2040	1,190	1,228
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2045	2,500	2,542
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2/1/2032	1,645	1,672
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2/1/2034	1,800	1,826
The Tax-Exempt Bond Fund of America — Page 35 of 146

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2/1/2040	USD12,850	$12,745
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2/1/2044	2,000	1,931
City of Miami Beach, Water and Sewer Rev. and Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2047	16,550	17,154
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 10/1/2027	675	701
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 10/1/2031	1,715	1,773
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2029	6,000	6,302
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2030	5,000	5,241
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2031	2,000	2,089
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 1/1/2035	2,000	1,989
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 1/1/2042	11,500	10,853
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 1/1/2048	5,000	4,546
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2024	1,750	1,778
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2035	1,000	993
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2040	1,750	1,715
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 10/1/2040	1,900	1,839
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 8/1/2026	3,980	4,034
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	2,250	2,298
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2035	6,400	6,477
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2036	4,000	4,150
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2040	6,250	6,288
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2041	6,820	7,076
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	7,950	7,962
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2047	12,720	13,197
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2024	4,000	4,095
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2025	4,000	4,127
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2033	2,000	2,040
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2034	5,000	5,100
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2036	3,000	3,045
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2036	5,345	4,551
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	26,770	21,002
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	33,335	24,813
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 1/1/2025 (put 7/1/2024)	2,890	2,723
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 10/1/2024	1,000	1,031
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)	4,000	3,121
The Tax-Exempt Bond Fund of America — Page 36 of 146

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2035 (preref. 7/1/2023)	USD2,600	$2,631
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 8/15/2049	6,970	5,719
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	4,340	4,279
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	1,125	1,048
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project), Series 2004-B, 4.00% 11/15/2034	1,200	1,057
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 5/15/2038	2,380	2,148
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	2,595	2,427
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.75% 5/1/2023	180	179
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.875% 5/1/2024	325	318
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.00% 5/1/2025	350	341
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.125% 5/1/2026	360	348
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.25% 5/1/2027	370	356
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.40% 5/1/2028	385	370
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.50% 5/1/2029	385	370
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.875% 5/1/2033	1,715	1,601
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 4.125% 5/1/2039	1,605	1,465
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 11/1/2014[4]	1,385	33
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 5.25% 5/1/2015[4]	725	17
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-B-2, 5.25% 5/1/2015[4]	590	14
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 5/1/2035[3]	330	336
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 5/1/2036[4]	2,085	50
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 5/1/2038[4]	3,005	72
Pasco County School Board, Rev. Ref. Certs. of Part., Series 2021-A, 5.00% 8/1/2032	3,000	3,247
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2040	1,200	1,073
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2043	3,000	2,640
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	2,000	1,599
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 5.00% 9/1/2050	5,000	4,450
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039	1,590	1,497
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,980	2,725
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	2,720	1,932
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2030	1,750	1,785
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	2,000	2,033
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032	1,000	1,015
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033	2,900	2,931
The Tax-Exempt Bond Fund of America — Page 37 of 146

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 5/1/2014[4]	USD10,125	$2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 5/1/2039[5]	22,455	3,463
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013[4]	1,726	1,243
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.625% 5/1/2024	410	401
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 5/1/2025	1,085	1,045
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.75% 5/1/2025	420	404
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.10% 5/1/2026	1,030	941
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 5/1/2026	2,395	2,191
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2026	840	815
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.00% 5/1/2026	430	417
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.25% 5/1/2027	2,445	2,197
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.25% 5/1/2027	1,055	947
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 5/1/2027	1,155	1,118
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.125% 5/1/2027	445	431
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.30% 5/1/2028	1,080	952
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.40% 5/1/2028	2,505	2,222
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 5/1/2028	1,190	1,151
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.25% 5/1/2028	460	445
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.40% 5/1/2029	1,105	960
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.50% 5/1/2029	2,565	2,246
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2033	5,515	4,781
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 5/1/2033	2,380	2,048
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2037	6,230	5,091
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 5/1/2040	4,030	3,105
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 5/1/2036	995	902
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	5,185	4,119
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2022	110	110
The Tax-Exempt Bond Fund of America — Page 38 of 146

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2023	USD115	$114
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	475	323
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032[4]	1,620	1,526
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	130	118
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 5/1/2024	355	346
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 5/1/2026	370	338
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.375% 5/1/2028	385	339
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.875% 5/1/2033	980	794
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2038	985	744
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,000	890
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 5.00% 5/1/2028	2,000	2,081
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 3.00% 5/1/2035	675	556
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2042	8,250	8,132
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	11,920	11,529
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2030[1]	1,250	1,261
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 7/1/2026	550	560
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 7/1/2027	1,000	1,016
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2023	340	341
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2024	350	351
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2025	280	281
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2026	315	316
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2027	300	300
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2028	310	315
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2029	315	319
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2034	2,000	2,066
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2035	2,000	2,071
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2037	4,525	4,681
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 12/1/2036	2,000	1,975
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,050	1,017
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2036	830	400
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2038	1,000	432
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2041	1,000	358
The Tax-Exempt Bond Fund of America — Page 39 of 146

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2045	USD1,850	$515
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2053	5,050	865
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2050	4,000	3,801
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2033	1,000	1,017
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2035	2,000	2,027
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2040	4,555	4,597
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	1,500	1,507
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	16,235	13,149
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017, 5.00% 7/1/2047	4,100	4,141
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017-C, 5.00% 7/1/2048	5,000	5,057
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 7/1/2042	41,550	36,939
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2023	15,935	16,124
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 6/1/2045	2,500	2,458
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 10/15/2045	4,000	4,150
City of West Palm Beach, Utility System Rev. Bonds, Series 2017-A, 5.00% 10/1/2042	7,800	8,143
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2019, 3.70% 5/1/2050	9,365	6,353
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 5/1/2024	630	613
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	3,400	3,018
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	930	835
		1,177,783
Georgia 2.09%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2038 (put 2/3/2025)	1,500	1,386
City of Atlanta, Airport General Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	1,160	1,175
City of Atlanta, Airport General Rev. Bonds, Series 2022-A, 5.00% 7/1/2047	3,000	3,081
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	10,000	10,326
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2039	29,030	29,831
City of Atlanta, Dev. Auth., Rev. Bonds (Georgia State University Research Foundation - Science Park, LLC Project), Series 2016, 5.00% 7/1/2026 (escrowed to maturity)	500	530
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 9/1/2027 (preref. 9/1/2023)	3,500	3,549
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 12/1/2024	1,650	1,696
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 7/1/2026[1]	950	881
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[1]	600	507
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042[1]	1,210	944
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051[1]	2,470	1,843
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Intrada Westside), Series 2021-B, 0.41% 3/1/2024 (put 9/1/2023)	2,000	1,940
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 12/1/2025 (put 12/1/2023)	6,500	6,245
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2034	1,960	1,914
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2035	1,910	1,853
The Tax-Exempt Bond Fund of America — Page 40 of 146

unaudited
Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2036	USD1,000	$955
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2038	5,250	4,940
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 11/1/2022	7,550	7,550
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 11/1/2027	5,450	5,782
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2032	3,925	4,044
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2033	1,000	991
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2034	2,000	1,953
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2035	1,750	1,698
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2040	17,280	17,580
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2024	280	287
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2025	215	223
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2026	450	471
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027	155	164
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028	190	203
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029	165	178
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2034	1,000	1,068
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2035	1,000	1,060
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2036	1,000	913
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2037	1,500	1,361
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2034	1,410	1,476
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2035	1,580	1,646
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2036	1,230	1,280
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2037	1,075	1,116
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032	1,065	826
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 11/1/2053 (put 3/12/2024)	12,420	12,163
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052[3]	20,250	12,096
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)	9,515	8,790
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	5,000	4,026
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2030	500	531
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033	1,370	1,436
County of Cobb, Kennestone Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2022-A, 4.00% 4/1/2052	9,280	7,281
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 7/1/2036	1,500	1,539
The Tax-Exempt Bond Fund of America — Page 41 of 146

unaudited
Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2030	USD1,000	$1,072
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2031	1,000	1,065
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,058
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2036	1,000	903
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2038	1,000	878
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2039	1,000	874
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2040	1,000	868
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2041	1,000	866
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 10/1/2030	2,500	2,503
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 10/1/2031	1,500	1,502
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 10/1/2036	2,500	2,502
County of Fulton, Dev. Auth., Multi Family Housing Rev. Bonds (Jonesboro Road Senior Village), Series 2022-B, 3.00% 10/1/2025 (put 10/1/2024)	3,025	2,953
G.O. Bonds, Series 2021-A, 4.00% 7/1/2035	1,250	1,234
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 1/1/2024	2,500	2,559
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 1/1/2025	2,500	2,603
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2031	1,000	1,049
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2034	1,500	1,553
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2036	5,405	5,565
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation I, LLC Project), Series 2015, 5.00% 6/15/2030	2,250	2,315
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation III, LLC Project), Series 2020, 5.00% 6/15/2028	1,800	1,917
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 6/1/2045	285	283
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 12/1/2046	580	572
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 4.00% 6/1/2050	1,980	1,942
County of Houston, Hospital Auth., Rev. Bonds (Houston Hospital, Inc.), Series 2016-B, 5.00% 10/1/2031 (preref. 4/1/2024)[3]	1,120	1,136
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	1,140	1,070
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-B, (3-month USD-LIBOR x 0.67 + 0.75%) 2.856% 4/1/2048 (put 9/1/2023)[2]	4,500	4,470
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 4/1/2048 (put 9/1/2023)	16,000	15,967
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 2.926% 8/1/2048 (put 12/1/2023)[2]	2,000	1,983
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 8/1/2048 (put 12/1/2023)	8,000	7,979
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2049	3,250	2,992
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 8/1/2049 (put 12/2/2024)	24,500	24,351
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)	4,305	4,033
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-A, 4.00% 9/1/2052 (put 12/1/2029)	10,000	9,221
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Scherer Project), Series 2009-1, 1.00% 7/1/2049 (put 8/1/2026)	2,000	1,719
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2039 (put 2/3/2025)	5,215	4,818
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2034	1,500	1,527
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2035	1,250	1,264
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2036	875	880
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2034	8,250	8,312
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2040	720	650
The Tax-Exempt Bond Fund of America — Page 42 of 146

unaudited
Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2051	USD2,345	$1,902
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2056	8,750	8,130
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2059	8,050	7,439
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 7/1/2060	7,835	7,233
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	15,100	14,807
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2062	4,500	4,361
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2040	800	722
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2056	5,000	4,668
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2056	5,805	5,419
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2062	2,000	1,938
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2063	22,695	21,091
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	1,320	1,054
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063	800	710
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2032	1,450	1,487
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2033	1,200	1,224
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034	13,635	13,880
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2035	1,855	1,870
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2037	2,240	2,236
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2038	2,000	1,975
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2039	1,215	1,196
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2044	8,460	8,158
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2046	6,710	6,416
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	4,000	3,332
Municipal Electric Auth., Project One Bonds, Series 2021-A, 4.00% 1/1/2051	7,000	5,803
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2022-A, 4.00% 4/1/2041	1,000	873
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2026 (preref. 4/1/2024)	4,500	4,607
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2029 (preref. 4/1/2024)	1,250	1,280
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2033 (preref. 4/1/2024)	1,000	1,024
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 4/1/2044	4,500	3,818
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 4/1/2044 (preref. 4/1/2024)	2,655	2,718
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 8/1/2038	2,500	2,578
County of Spalding, Griffin-Spalding County Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2017-A, 3.75% 4/1/2047	1,335	1,013
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (TISHCO Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2/1/2025 (put 2/1/2024)	1,155	1,116
City of Villa Rica, Downtown Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Villa Rica Project), Series 2022, 1.25% 8/1/2025 (put 8/1/2024)	8,900	8,484
		458,898
The Tax-Exempt Bond Fund of America — Page 43 of 146

unaudited
Bonds, notes & other debt instruments (continued) Guam 0.14%	Principal amount (000)	Value (000)
Business Privilege Tax Bonds, Series 2015-D, 5.00% 11/15/2039	USD5,110	$4,747
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2028	665	666
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2028	3,000	3,000
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	1,000	1,001
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2031	1,000	988
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	5,000	4,230
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	3,500	2,751
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2031	1,000	987
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2022	1,415	1,415
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2027	2,615	2,618
Port Auth., Port Rev. Bonds, Series 2018-A, 5.00% 7/1/2048	3,245	3,280
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2024	745	758
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028	400	406
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2039	500	509
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2044	750	762
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2035	1,885	1,907
		30,025
Hawaii 0.53%
Airports System Rev. Bonds, Series 2018-D, 5.00% 7/1/2030	4,960	5,307
Airports System Rev. Bonds, Series 2020-C, 5.00% 7/1/2050	10,295	10,074
Airports System Rev. Ref. Bonds, Series 2020-D, 4.00% 7/1/2036	3,770	3,438
Dept. of Budget and Fin., Special Purpose Rev. Bonds (Pacific Health Obligated Group), Series 2013-A, 5.50% 7/1/2043	17,000	17,112
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	10,000	7,489
G.O. Bonds, Series 2018-FT, 5.00% 1/1/2031	7,510	8,019
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2037	600	566
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2038	875	824
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2040	425	392
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/1/2027	445	478
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/1/2028	1,250	1,356
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/1/2029	3,250	3,562
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 7/1/2026	1,000	1,042
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2029	1,000	1,054
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2030	2,725	2,864
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2032	1,000	1,046
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2033	1,650	1,723
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2034	1,140	1,190
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2035	3,750	3,907
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2035	4,935	5,195
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2036	2,100	2,012
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2036	2,500	2,604
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2036	2,500	2,628
The Tax-Exempt Bond Fund of America — Page 44 of 146

unaudited
Bonds, notes & other debt instruments (continued) Hawaii (continued)	Principal amount (000)	Value (000)
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2037	USD2,745	$2,849
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2037	4,270	4,470
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2047	8,750	8,995
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2035	3,500	3,415
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2037	6,190	5,884
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2038	7,000	6,553
		116,048
Idaho 0.23%
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2042	1,115	1,103
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2047	5,750	5,561
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	1,750	1,704
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	5,750	5,486
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	13,680	13,233
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2032	315	338
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2034	400	373
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2041	850	737
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2046	6,300	5,148
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2051	4,500	3,529
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2038	2,065	1,879
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2039	2,000	1,799
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2037	835	896
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2047	5,000	5,201
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050	3,375	3,315
		50,302
Illinois 10.88%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 6/15/2023	2,050	2,063
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2002, FGIC-National insured, 6.00% 6/15/2023	1,000	1,012
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 6/15/2026	5,000	5,027
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-A, BAM insured, 5.00% 6/15/2029	3,600	3,804
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 6/15/2033	3,500	3,537
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2025	2,135	2,177
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2026	1,010	1,037
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 6/15/2027	5,500	5,453
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2029	3,500	3,582
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2022	1,400	1,401
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,775	4,609
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	2,060	1,928
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	1,510	1,395
The Tax-Exempt Bond Fund of America — Page 45 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	USD945	$862
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	8,500	7,720
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	3,000	2,781
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	1,000	902
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	925	830
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	10,000	8,710
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	1,350	1,395
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[1]	28,810	30,597
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2021-B, 5.00% 12/1/2022	1,200	1,201
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2023	1,000	1,005
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2023	6,000	6,028
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2024	500	510
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2025	1,000	1,000
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2025	3,445	3,443
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2025	1,625	1,663
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	2,570	2,552
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026	2,905	2,885
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027	3,500	3,461
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2027	1,500	1,483
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	9,000	9,296
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029	7,000	7,185
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	4,000	3,912
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2034	11,840	11,232
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034	10,000	9,489
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	7,500	6,333
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,240	1,891
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2035	4,660	4,392
The Tax-Exempt Bond Fund of America — Page 46 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	USD31,955	$25,176
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	3,375	2,620
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042[1]	13,115	14,014
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	1,000	881
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	27,590	24,066
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	15,215	11,267
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2025	4,390	3,803
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 12/1/2028	6,640	4,939
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2036	3,500	3,513
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2037	4,215	4,222
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2041	12,000	11,743
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2046	5,445	5,320
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 1/1/2026	1,010	1,024
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 1/1/2034	5,000	5,022
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 1/1/2034	3,000	3,003
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 1/1/2035	7,230	7,251
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 1/1/2033	15,000	14,381
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[1]	17,112	14,019
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[1]	4,728	3,873
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 1/1/2031	8,595	5,816
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 1/1/2024	1,285	1,289
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2027	3,000	2,490
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 1/1/2023 (escrowed to maturity)	830	832
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2031	210	140
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 1/1/2025	4,250	4,267
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2025	3,000	3,011
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026	5,000	5,010
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2032	2,000	2,083
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2036	1,250	1,290
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2038	6,150	6,319
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 1/1/2024	1,000	1,003
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 1/1/2027	2,000	2,005
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 1/1/2038	4,000	4,004
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 1/1/2032	1,000	1,044
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-D, 5.00% 1/1/2039	10,000	10,030
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 1/1/2052	5,000	4,826
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 1/1/2053	33,025	31,760
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2023	1,500	1,504
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2031	5,260	5,364
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2032	3,000	3,053
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2032	500	513
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2033	1,250	1,277
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2034	1,000	1,018
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2035	1,750	1,772
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2022-D, 4.00% 1/1/2044	3,975	3,335
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-D, 5.00% 1/1/2046	1,500	1,460
The Tax-Exempt Bond Fund of America — Page 47 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2023	USD2,000	$2,009
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2025	1,000	1,032
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2026	4,175	4,356
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2027	1,000	1,055
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	7,890	7,000
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	24,995	26,112
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2022	3,185	3,176
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2022	2,525	2,518
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2023	2,710	2,587
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2026	3,700	3,045
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2029	5,305	3,740
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	5,745	3,599
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2031	4,000	2,506
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 1.99% 12/1/2023[1]	560	542
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.27% 12/1/2024[1]	624	588
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.53% 12/1/2025[1]	670	616
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.69% 12/1/2026[1]	618	556
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.87% 12/1/2027[1]	510	450
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.04% 12/1/2028[1]	550	476
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.20% 12/1/2029[1]	658	561
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.29% 12/1/2030[1]	695	585
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.38% 12/1/2031[1]	736	612
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.45% 12/1/2032[1]	611	503
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 6/1/2028	2,500	2,590
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2046	13,000	12,369
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 4.00% 12/1/2049	13,145	10,226
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 12/1/2049	20,925	21,031
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2051	30,750	28,849
The Tax-Exempt Bond Fund of America — Page 48 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2051	USD11,500	$11,506
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	2,000	1,524
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	31,855	29,603
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 1/1/2037	400	400
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 1/1/2042	9,730	9,469
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 1/1/2023	200	201
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2025	4,500	4,603
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2026	2,460	2,515
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2027	1,000	1,021
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2030	1,000	1,008
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 1/1/2030	790	849
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2031	2,500	2,563
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2031	5,000	5,211
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2032	3,000	3,073
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2032	7,600	7,889
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2033	2,000	2,042
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2034	9,000	9,249
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2035	1,250	1,266
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2038	3,915	3,959
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2039	1,000	1,005
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2047	21,165	20,911
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2025	210	192
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026	20	18
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2027	1,760	1,473
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2028	4,245	3,384
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2022	530	530
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2023	2,150	2,181
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2025	8,275	8,480
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2025	1,000	1,025
City of Chicago, Water Rev. Bonds, Series 2016-A-1, Assured Guaranty Municipal insured, 5.00% 11/1/2025	620	649
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026	2,125	2,178
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 11/1/2026	965	968
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	2,275	2,314
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	5,000	5,075
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	3,785	3,836
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2030	4,750	4,798
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2030	3,100	3,142
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2031	5,135	5,145
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 11/1/2022	1,200	1,200
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 11/1/2023	650	659
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	4,000	4,093
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2029	1,110	1,130
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2031	2,000	2,070
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2035	2,295	2,335
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2036	1,200	1,187
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2036	3,500	3,557
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2037	2,895	2,938
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2039	7,500	7,230
The Tax-Exempt Bond Fund of America — Page 49 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 11/1/2042	USD21,875	$20,775
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2044	3,000	2,816
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2023	1,950	1,968
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 6/1/2025	8,600	8,997
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2017-A, 5.00% 7/1/2025	13,500	14,032
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 6/1/2026	4,300	4,604
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000-A, MBIA insured, 6.50% 7/1/2026	15,705	16,753
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 6/1/2027	11,700	12,781
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2029	15,000	16,528
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2001-A, National insured, 6.00% 7/1/2031	8,785	9,863
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-B, FGIC-National insured, 5.75% 6/1/2033	9,630	10,689
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 7/1/2033	17,820	20,174
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2034	19,960	22,419
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 6/1/2025	5,650	5,855
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2026	10,000	10,513
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2027	5,000	5,315
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 12/1/2043	5,150	4,926
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 12/1/2047	9,635	9,683
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 11/15/2022	7,000	7,004
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2027	6,830	7,165
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2030	1,350	1,409
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 11/15/2031	4,750	4,938
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 11/15/2031	1,500	1,581
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 11/15/2032	1,600	1,680
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 11/15/2033	2,000	2,090
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 11/15/2034	1,000	1,029
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2032	7,645	7,973
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2033	5,000	5,184
County of Cook, Sales Tax Rev. Bonds, Series 2022-A, 5.25% 11/15/2045	5,000	5,106
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2032	580	604
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2037	780	790
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2038	760	764
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2044	3,250	3,211
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2049	6,455	6,253
The Tax-Exempt Bond Fund of America — Page 50 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2051	USD1,000	$965
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	1,000	988
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2/15/2046	2,000	1,614
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027 (preref. 5/1/2025)	765	792
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027	225	233
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 11/1/2030	3,325	3,451
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2030	2,500	2,603
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 3/1/2038	3,850	3,669
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 1/1/2026	4,875	5,117
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 7/1/2026	5,300	5,403
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 1/1/2027	5,000	5,242
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 7/1/2028	6,410	6,688
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 1/1/2029	7,065	7,368
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 1/1/2029	4,000	4,240
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 7/1/2029	2,700	2,812
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2029	2,000	2,124
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 1/1/2030	6,200	6,450
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 1/1/2030	7,420	7,873
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2030	3,500	3,711
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 7/1/2031	3,580	3,713
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2031	6,080	6,412
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2032	5,005	5,264
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2033	5,000	5,232
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2034	5,000	5,206
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2035	8,180	8,525
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2036	700	728
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2030	1,000	1,035
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2032	1,000	1,027
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2033	1,150	1,177
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2034	1,310	1,336
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2036	1,000	1,017
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	1,000	1,007
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2029 (preref. 1/1/2027)	3,000	3,175
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2030 (preref. 1/1/2027)	5,100	5,397
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2033 (preref. 1/1/2027)	9,000	9,489
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2034 (preref. 1/1/2027)	3,000	3,175
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	5,000	5,291
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2036 (preref. 1/1/2027)	3,750	3,954
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 5/15/2043	1,025	918
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2/15/2045[4]	2,225	1,090
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 5/15/2035	1,350	1,245
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 11/1/2022	390	390
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2026	3,000	3,097
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2027	2,990	3,075
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035	2,000	1,785
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2036	2,420	2,141
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	5,000	4,952
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	9,410	8,844
Fin. Auth., Rev. Bonds (Northshore - Edward-Elmhurst Health Credit Group), Series 2022-A, 5.00% 8/15/2047	33,000	32,826
Fin. Auth., Rev. Bonds (Northshore - Edward-Elmhurst Health Credit Group), Series 2022-A, 5.00% 8/15/2051	13,150	12,962
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2036	3,000	2,746
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2037	3,000	2,703
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2038	4,000	3,545
The Tax-Exempt Bond Fund of America — Page 51 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2039	USD6,000	$5,234
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040	3,000	2,575
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2026 (escrowed to maturity)	3,080	3,258
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2032 (preref. 7/1/2026)	3,290	3,480
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2033 (preref. 7/1/2026)	1,425	1,507
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2034 (preref. 7/1/2026)	3,240	3,427
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 7/1/2037 (preref. 7/1/2026)	9,020	9,222
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2030	1,000	1,053
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042	7,000	7,036
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 4.00% 7/15/2047	3,000	2,525
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 7/15/2057 (put 12/15/2022)	8,600	8,616
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 5/15/2028	2,450	2,522
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 5/15/2039	5,330	4,126
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	5,000	3,126
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2025	2,345	2,374
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2027	4,015	4,066
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	3,250	3,286
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2030	765	718
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,400	1,411
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,750	1,762
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 2.94% 5/1/2042 (put 5/1/2026)[2]	400	388
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	4,370	3,332
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2028	5,000	5,247
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2029	2,000	2,093
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2030	7,615	7,931
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2031	3,000	3,106
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2033	2,500	2,566
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2034	1,895	1,935
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2036	6,145	6,232
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041	8,000	6,928
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	730	743
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 7/1/2023	100	100
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 7/1/2043	2,700	2,737
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2030	5,000	5,111
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2034	2,500	2,515
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 11/15/2034	2,595	2,611
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038	5,325	5,273
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2034	3,870	4,020
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	4,320	3,871
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2016-A, 5.00% 2/15/2045	21,725	21,386
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	27,500	18,807
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2048	5,840	4,844
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-B, 5.00% 8/15/2053 (put 8/15/2031)	3,395	3,588
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-A, 5.00% 8/15/2026	1,610	1,682
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 7/1/2036	7,000	7,418
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 5.00% 7/1/2036	2,000	2,144
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2037	12,000	11,743
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2038	2,500	2,413
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2039	2,500	2,350
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2040	6,500	6,049
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 8/1/2033 (preref. 8/1/2024)	8,500	8,739
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	1,000	1,017
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2035	5,400	5,469
The Tax-Exempt Bond Fund of America — Page 52 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2024	USD700	$700
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2026	585	583
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2027	1,095	1,089
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	1,000	939
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 10/1/2024	600	607
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2030	1,000	1,035
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2035	1,000	1,018
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 10/1/2040	7,500	6,516
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2034	3,000	3,131
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2038	3,605	3,302
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	4,505	4,093
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	8,915	6,706
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2031	2,500	2,539
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2032	3,500	3,541
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2034	2,600	2,607
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	5,440	5,233
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2035	6,745	6,750
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 8/15/2037	1,000	874
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044	3,635	3,526
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 3/1/2026	650	672
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 3/1/2032	1,600	1,632
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	1,200	1,015
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2035	2,235	1,841
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047	1,265	913
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2019, 2.45% 10/1/2039 (put 10/1/2029)	7,000	5,890
G.O. Bonds, Series 2017-D, 5.00% 11/1/2022	150	150
G.O. Bonds, Series 2014, 5.00% 5/1/2023	1,485	1,493
G.O. Bonds, Series 2020, 5.375% 5/1/2023	2,000	2,014
G.O. Bonds, Series 2017-D, 5.00% 11/1/2023	3,320	3,347
G.O. Bonds, Series 2019-A, 5.00% 11/1/2023	1,000	1,008
G.O. Bonds, Series 2017-A, 5.00% 12/1/2023	5,875	5,923
G.O. Bonds, Series 2013, 5.50% 7/1/2024	2,530	2,547
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2024	9,070	9,151
G.O. Bonds, Series 2019-A, 5.00% 11/1/2024	4,500	4,540
G.O. Bonds, Series 2022-A, 5.00% 3/1/2026	3,290	3,315
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2026	11,880	11,965
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2028	4,220	4,227
G.O. Bonds, Series 2021-B, 4.00% 1/1/2029[1]	5,062	4,726
G.O. Bonds, Series 2017-C, 5.00% 11/1/2029	17,940	17,956
G.O. Bonds, Series 2021-B, 4.00% 1/1/2030[1]	8,367	7,676
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 1/1/2030	7,700	7,703
G.O. Bonds, Series 2022-A, 5.00% 3/1/2030	5,000	5,003
G.O. Bonds, Series 2021-B, 4.00% 1/1/2033[1]	2,913	2,569
G.O. Bonds, Series 2016, 5.00% 11/1/2033	2,000	1,970
G.O. Bonds, Series 2017-A, 5.00% 12/1/2036	11,500	11,136
G.O. Bonds, Series 2016, 5.00% 11/1/2037	7,500	7,227
G.O. Bonds, Series 2016, 5.00% 11/1/2038	6,500	6,218
G.O. Bonds, Series 2014, 5.00% 2/1/2039	6,275	5,960
G.O. Bonds, Series 2014, 5.00% 5/1/2039	5,100	4,839
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 1/1/2041	1,000	929
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041	3,000	2,046
The Tax-Exempt Bond Fund of America — Page 53 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2022-A, 5.50% 3/1/2042	USD3,705	$3,668
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 8/1/2025	1,360	1,336
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2027	4,000	4,027
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028	3,000	3,008
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046	3,545	3,463
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	15,260	15,003
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 6/1/2043	625	451
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	12,760	11,974
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 3.24% 5/15/2050 (put 5/15/2025)[2]	27,800	27,833
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	2,075	2,054
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048	3,750	3,694
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	4,320	4,272
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 4/1/2050	13,800	13,404
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 4/1/2050	12,620	12,249
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 10/1/2050	11,905	11,254
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	2,420	2,282
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	20,060	18,784
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 4/1/2026	2,000	2,090
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2028	735	781
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2029	1,840	1,977
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2030	930	998
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2030	1,390	1,492
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2032	1,000	1,068
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2034	1,000	1,062
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2036	250	264
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2038	425	446
Village of Manhattan, Special Service Area No. 2007-5 (Lakeside Towns at Liberty Center Project), Special Tax Bonds, Series 2007, 6.125% 3/1/2040[4]	2,300	575
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030	21,475	14,771
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030 (escrowed to maturity)	1,210	909
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2037	5,150	2,288
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2025	6,650	5,777
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 12/15/2029	10,000	7,254
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2031	2,810	1,823
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2033	3,625	2,082
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2034	15,000	8,064
The Tax-Exempt Bond Fund of America — Page 54 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2034	USD3,000	$1,560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2035	8,435	4,126
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	4,125	3,905
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-B, 5.00% 12/15/2045	1,000	928
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025	560	538
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2035	7,015	6,781
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	5,870	5,607
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	3,500	2,839
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 12/15/2045	1,400	1,299
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,000	1,543
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	9,630	7,279
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 6/15/2050	4,000	3,034
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	5,000	4,583
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	3,050	2,275
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	5,670	5,136
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 6/15/2025	2,825	2,513
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2026	6,035	5,180
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2035	760	367
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2036	1,350	631
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2036	1,250	567
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2037	585	248
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2038	2,540	1,038
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2038	2,500	992
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2044	30,000	9,377
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 12/15/2054	31,365	4,407
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 12/15/2054	22,000	3,751
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	6,500	993
The Tax-Exempt Bond Fund of America — Page 55 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 12/15/2056	USD6,000	$741
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 12/15/2056	30,000	4,582
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2027	3,000	3,112
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2029	7,500	7,758
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2031	10,450	10,826
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2023	240	242
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2024	500	510
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2025	400	410
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2026	650	671
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2028	625	653
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2029	410	431
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2030	450	475
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2031	500	524
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2032	1,225	1,279
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2033	1,270	1,321
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2034	1,560	1,619
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2035	1,000	899
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2037	1,140	1,007
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2039	495	429
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2041	460	392
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 6/1/2026	5,000	5,176
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2033	14,880	15,247
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2034	8,370	8,547
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2035	2,675	2,720
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2036	10,105	10,234
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 1/1/2036	1,295	1,317
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 1/1/2037	1,280	1,295
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 1/1/2039	4,630	4,053
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2040	17,750	17,804
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2030	1,750	1,806
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2025	150	134
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 4/1/2025	2,525	2,596
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2027	4,655	4,841
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2028	4,820	5,026
The Tax-Exempt Bond Fund of America — Page 56 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 11/1/2036 (preref. 11/1/2023)	USD385	$399
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 11/1/2048 (preref. 11/1/2023)	6,300	6,551
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.00% 6/15/2027	1,025	1,041
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2028	4,500	4,573
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2029	5,880	5,983
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2030	1,000	980
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2030	4,755	4,840
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2032	3,000	3,048
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 3/1/2031	2,220	2,275
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 3/1/2032	3,000	3,070
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 3/1/2040	4,000	4,087
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2027	2,570	2,576
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2028	1,000	1,002
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2029	5,860	5,874
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2030	7,100	7,117
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2033	2,200	2,205
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033	5,000	5,214
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2034	1,000	1,034
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2035	3,055	3,161
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2036	2,000	2,058
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2036	2,000	2,067
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2037	1,500	1,523
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2037	1,900	1,934
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 1/1/2038	35,430	35,487
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 1/1/2038	2,500	2,525
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2038	4,000	4,089
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2039	5,745	5,084
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 1/1/2039	3,000	3,027
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040	7,500	7,619
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040	6,500	6,569
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2040	1,000	1,025
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2041	23,730	23,963
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 5.00% 1/1/2041	15,000	15,328
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2044	2,000	1,702
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	5,500	5,552
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2045	17,215	17,354
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 4/1/2023	3,000	3,019
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 4/1/2023	1,800	1,815
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, 5.50% 4/1/2024	310	319
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 4/1/2025	10,000	10,044
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 4/1/2026	1,960	2,045
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 4/1/2027	1,185	1,216
The Tax-Exempt Bond Fund of America — Page 57 of 146

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 4/1/2030	USD3,120	$3,181
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2032	2,930	2,834
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2033	4,535	4,335
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034	5,000	4,672
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 4/1/2036	8,000	7,327
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2023	1,000	985
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2024	2,195	2,083
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 3/15/2024	1,925	1,962
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 10/1/2025	2,315	2,331
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.50% 3/1/2023	898	894
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.75% 3/1/2024	948	930
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.875% 3/1/2025	503	488
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 3/1/2026	863	835
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2024	31,295	29,145
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2024 (escrowed to maturity)	13,100	12,221
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2024 (escrowed to maturity)	540	504
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2025	8,820	7,899
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2025 (escrowed to maturity)	295	265
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.75% 3/1/2024	1,162	1,140
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 3/1/2025	727	711
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 3/1/2026	1,292	1,256
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.25% 3/1/2027	1,361	1,320
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036	997	951
		2,392,093
Indiana 1.00%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2017-C, 4.00% 11/1/2037	5,000	4,568
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 11/1/2041	12,300	12,316
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 11/1/2051	16,400	15,829
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-B, 2.25% 12/1/2058 (put 7/1/2025)	7,575	7,292
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2034	725	736
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2035	1,335	1,348
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2036	1,365	1,226
The Tax-Exempt Bond Fund of America — Page 58 of 146

unaudited
Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2038	USD2,045	$1,801
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2039	1,820	1,589
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	8,005	6,751
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2045	10,000	8,376
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	15,000	12,382
Fin. Auth., Hospital Rev. Bonds (Parkview Health System), Series 2018-A, 4.00% 11/1/2048	5,000	4,240
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 12/1/2029	1,000	1,027
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2025	1,525	1,548
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2029	1,000	1,009
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2031	1,700	1,711
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	2,250	1,911
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	10,695	9,945
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	1,790	1,467
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	850	722
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2023	250	251
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2027	1,050	1,055
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2028	1,100	1,100
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	420	385
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	2,770	2,580
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 11/15/2043	1,000	1,034
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	1,250	956
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 3/1/2036	1,050	1,062
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 10/1/2037	10,080	10,662
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 3.00% 10/1/2039	2,000	1,505
Fin. Auth., Wastewater Utility Rev. Ref. Green Bonds (CWA Auth. Project), Series 2021-A, 4.00% 10/1/2046	1,000	871
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Biggs Project), Series 2022, 2.00% 4/1/2025 (put 4/1/2024)	1,125	1,095
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035	2,665	2,022
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 1/1/2049	3,175	3,080
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	1,680	1,639
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	2,015	1,902
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 7/1/2051	4,445	4,209
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	2,580	2,397
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 3.00% 7/1/2052	7,000	6,478
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	1,330	1,344
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2034	1,170	1,221
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2035	1,230	1,273
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2036	1,295	1,333
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2037	1,355	1,385
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 5.00% 1/1/2044	5,100	5,033
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 4.00% 1/1/2050	31,485	26,766
City of Indianapolis, Local Public Improvement Bond Bank Rev. Bonds, Capital Appreciation Bonds, Series 1999-E, AMBAC insured, 0% 2/1/2025	2,540	2,339
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2034	1,415	1,435
The Tax-Exempt Bond Fund of America — Page 59 of 146

unaudited
Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2036	USD1,080	$1,095
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 7/1/2023	3,000	3,037
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 1/1/2036	4,550	4,698
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 1/1/2037	5,970	6,150
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 1/1/2038	2,000	2,027
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 1/1/2042	2,750	2,782
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.50% 1/1/2053	1,000	1,059
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 6/1/2025	3,200	3,117
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-B, 3.05% 6/1/2025	12,635	12,399
		220,570
Iowa 0.33%
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2014-C, 4.00% 2/15/2033	8,650	8,154
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050	12,810	11,111
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	6,285	5,604
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	305	298
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046	940	935
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047	865	816
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2017-C, 3.50% 1/1/2047	2,650	2,596
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2018-A, 4.00% 7/1/2047	1,805	1,781
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	1,200	1,171
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	1,735	1,663
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 1/1/2050	3,820	3,726
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	7,900	7,449
Fin. Auth., State Revolving Fund Rev. Green Bonds, Series 2021-A, 5.00% 8/1/2034	2,000	2,182
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	16,500	16,489
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2035	2,000	1,796
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2037	1,900	1,669
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2039	2,145	1,835
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	5,000	3,159
		72,434
Kansas 0.22%
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2042	2,000	2,116
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2047	2,750	2,882
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-B-2, 2.375% 6/1/2027	430	380
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-3, (1-month USD-LIBOR x 0.70 + 0.40%) 2.589% 9/1/2023[2]	2,500	2,495
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 2.689% 9/1/2024[2]	16,900	16,792
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 3/1/2031	2,400	2,574
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 3/1/2047 (preref. 3/1/2027)	8,470	9,016
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 3/1/2047	4,515	4,393
The Tax-Exempt Bond Fund of America — Page 60 of 146

unaudited
Bonds, notes & other debt instruments (continued) Kansas (continued)	Principal amount (000)	Value (000)
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 12/1/2028	USD360	$324
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	625	559
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035[1]	7,975	7,279
		48,810
Kentucky 1.41%
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2035	465	406
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027	1,000	808
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2036	3,320	3,363
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	3,450	3,454
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046	2,750	2,697
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 4.00% 12/1/2041	1,000	855
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2045	11,700	11,179
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2047	6,250	5,944
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 2.75% 4/1/2031 (put 12/1/2022)	4,675	4,673
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 1/1/2033	150	148
Housing Corp., Multi Family Housing Rev. Bonds (Bowling Green Towers Project), Series 2022, 3.50% 9/1/2025 (put 9/1/2024)	22,209	21,841
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 8/1/2024 (put 2/1/2024)	1,105	1,053
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 4/1/2024 (put 10/1/2023)	15,870	15,152
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 10/1/2024 (put 10/1/2023)	7,250	6,954
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	4,085	4,192
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,000	1,015
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2034	5,000	4,676
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035	8,770	8,089
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2036	14,300	13,046
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2037	5,000	4,991
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2038	2,300	2,298
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 10/1/2039	1,500	1,319
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 10/1/2040	2,785	2,426
The Tax-Exempt Bond Fund of America — Page 61 of 146

unaudited
Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	USD2,500	$1,646
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-D, 5.00% 10/1/2047 (put 10/1/2029)	5,505	5,735
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2047	10,000	9,308
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 5/15/2047	4,000	3,974
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052	33,260	30,593
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2027	2,000	2,123
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028	1,500	1,592
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2032	2,610	2,756
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2033	2,185	2,305
Property and Buildings Commission, Commonwealth Rev. Bonds (Project No. 112), Series 2016-B, Assured Guaranty Municipal insured, 5.00% 11/1/2023	1,000	1,017
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 4/1/2048 (put 4/1/2024)	2,500	2,470
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 1/1/2049 (put 1/1/2025)	17,000	16,734
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.67 + 1.12%) 3.226% 12/1/2049 (put 6/1/2025)[2]	3,340	3,244
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 12/1/2049 (put 6/1/2025)	26,480	25,803
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	1,200	1,135
Public Energy Auth., Gas Supply Rev. Bonds, Series 2020-A, 4.00% 12/1/2050 (put 6/1/2026)	16,500	16,067
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	45,475	41,663
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2049[1]	4,765	4,068
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2053[1]	17,355	14,722
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 4/1/2031	1,900	2,011
		309,545
Louisiana 1.51%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 1/1/2033	845	855
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 1/1/2035	1,340	1,358
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 1/1/2040	1,300	1,294
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 1/1/2045	2,500	2,445
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 1/1/2048	12,855	12,428
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2034	1,150	1,183
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 4.00% 1/1/2037	1,000	901
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2040	1,625	1,629
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2041	1,710	1,709
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2026	12,000	12,550
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 8/1/2023	725	734
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 8/1/2024	700	720
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 8/1/2029	1,000	1,074
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	18,305	14,960
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2032	2,070	2,233
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2033	1,790	1,923
The Tax-Exempt Bond Fund of America — Page 62 of 146

unaudited
Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2034	USD1,500	$1,609
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 4.00% 2/1/2045	16,500	14,813
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 2.621% 5/1/2043 (put 5/1/2026)[2]	2,245	2,166
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 11/1/2042	4,000	4,122
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 11/1/2047	3,320	3,418
Housing Corp., Multi Family Housing Rev. Bonds (Byers Estates V Project), Series 2021, 0.35% 4/1/2024 (put 4/1/2023)	3,615	3,560
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-D, 3.25% 12/1/2052	8,470	8,008
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026	1,000	1,054
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 12/1/2037	3,000	2,783
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 9/15/2044[1]	965	790
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 10/1/2044	8,690	8,319
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 8/1/2030	2,000	2,124
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030	1,100	908
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	43,380	32,155
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 10/1/2028	2,500	2,680
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2030	3,940	4,171
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2032	4,580	4,836
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2033	4,620	4,862
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2034	4,895	5,137
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2036	4,680	4,887
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2043	1,250	1,235
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	6,665	5,969
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2024	2,000	2,020
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2025	5,000	5,041
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2032	2,500	2,515
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 1/1/2034	2,000	2,147
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 1/1/2035	1,500	1,601
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2030 (preref. 6/1/2025)	900	938
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2033 (preref. 12/1/2025)	1,000	1,048
The Tax-Exempt Bond Fund of America — Page 63 of 146

unaudited
Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2034 (preref. 12/1/2025)	USD1,000	$1,048
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2045 (preref. 6/1/2025)	1,350	1,406
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2045	1,500	1,513
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 4.00% 6/1/2050	2,400	1,990
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2029 (preref. 12/1/2025)	900	943
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2032 (preref. 12/1/2025)	1,000	1,048
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2044 (preref. 12/1/2024)	7,570	7,836
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop, LLC Project), Series 2013-A, 1.65% 9/1/2033 (put 12/1/2023)	3,500	3,420
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033	4,970	5,026
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033 (preref. 7/1/2025)	30	31
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	1,000	965
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2057	8,395	8,004
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059	2,500	2,381
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2046	1,100	1,067
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	17,590	16,954
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	10,670	10,179
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042	1,400	1,401
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2046	24,000	23,669
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)	5	5
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2033	3,455	3,510
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2034 (preref. 5/15/2026)	10	11
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 6/1/2051 (preref. 6/1/2025)	12,405	12,984
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2032	2,000	2,037
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032	495	503
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2034	1,490	1,507
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2047	4,000	3,924
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.10% 6/1/2037 (put 7/1/2024)	2,035	1,960
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 6/1/2037 (put 7/1/2024)	4,700	4,529
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.20% 6/1/2037 (put 7/1/2026)	7,070	6,412
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)	4,200	3,827
City of Shreveport, Water and Sewer Rev. Bonds, Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029	4,300	4,549
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 12/1/2031	500	531
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 12/1/2033	325	323
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 12/1/2036	365	344
The Tax-Exempt Bond Fund of America — Page 64 of 146

unaudited
Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 12/1/2036	USD1,250	$1,312
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 12/1/2037	1,340	1,404
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 12/1/2041	1,000	1,038
		332,503
Maine 0.16%
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 7/1/2046	1,595	1,444
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.00% 11/15/2035	1,750	1,276
Housing Auth., Mortgage Purchase Bonds, Series 2021-C, 2.30% 11/15/2046	4,850	2,904
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 11/15/2047	825	818
Housing Auth., Mortgage Purchase Bonds, Series 2017-B, 4.00% 11/15/2047	810	802
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 11/15/2049	1,560	1,538
Housing Auth., Mortgage Purchase Bonds, Series 2019-C, 4.00% 11/15/2050	3,530	3,476
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 11/15/2040	175	174
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 4.00% 7/1/2045	5,000	4,359
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 7/1/2047	9,000	9,278
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 5.00% 7/1/2050	6,000	6,147
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 4.00% 7/1/2038	1,700	1,573
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 4.00% 7/1/2040	2,100	1,906
		35,695
Maryland 1.24%
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (The Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 7/1/2023	225	227
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (The Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 7/1/2032	1,000	1,009
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2029	1,070	1,098
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2030	1,000	1,026
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2026	465	480
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2027	3,065	3,189
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2028	3,215	3,365
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	1,000	999
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2030	1,655	1,647
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2031	1,225	1,209
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2032	700	684
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2036	1,505	1,418
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	5,630	4,823
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2032	2,000	2,049
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2044	5,000	5,056
Mayor and City Council of Baltimore, Rev. Bonds (Water Projects), Series 2014-A, 5.00% 7/1/2044	1,500	1,517
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 7/1/2039	2,215	2,249
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 7/1/2040	2,500	2,254
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035	2,600	1,872
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 2.10% 9/1/2041	1,650	1,044
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	5,085	5,060
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	14,895	14,386
The Tax-Exempt Bond Fund of America — Page 65 of 146

unaudited
Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	USD15,980	$15,549
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	9,685	9,267
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	6,070	5,738
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	33,440	31,307
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2015-A, 3.50% 9/1/2045	820	808
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2027	1,350	1,392
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2028	2,000	2,072
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2030	1,250	1,291
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2031	1,000	1,029
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2035	2,000	2,034
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 7/1/2035	1,000	973
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 7/1/2039	2,605	2,483
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 4.25% 7/1/2050	300	235
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 7/1/2029	250	241
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2023	355	356
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	1,000	948
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2027	135	132
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2028	175	170
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2029	190	182
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2030	325	310
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2031	375	355
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2032	325	303
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2036	600	537
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 4.00% 6/1/2024	1,350	1,358
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 6/1/2028	920	959
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 6/1/2029	900	932
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 6/1/2031	1,000	1,033
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 6/1/2035	2,265	2,312
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 6/1/2043	1,250	1,235
G.O. Bonds, State and Local Facs. Loan of 2022, Series 2022-A-3, 5.00% 6/1/2036	3,500	3,868
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 1/1/2046	5,000	4,903
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2030	690	713
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2038	240	245
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2043	700	711
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	1,940	1,955
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2026	210	216
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2036	2,835	2,899
The Tax-Exempt Bond Fund of America — Page 66 of 146

unaudited
Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2045	USD13,000	$13,148
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 10/1/2027	125	128
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 10/1/2028	215	220
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 10/1/2032	165	168
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2026	4,290	4,389
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2032	800	806
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2033	1,000	1,005
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2034	1,800	1,807
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2036	1,500	1,501
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2015, 5.00% 7/1/2028	1,035	1,061
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2038	9,000	9,061
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 7/1/2040	1,000	983
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 7/1/2045	1,000	948
County of Howard, Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2/15/2044	1,420	1,312
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	2,110	2,069
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2013-A, 4.00% 1/1/2031	1,080	1,076
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	510	504
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049	3,385	3,340
County of Montgomery, Housing Opportunities Commission, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2050	4,655	4,368
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 7/1/2036[1]	1,750	1,690
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046[1]	500	483
County of Prince George, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 7/1/2026	2,080	2,082
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 7/1/2026	825	826
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 7/1/2032	1,150	1,151
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	3,871	3,872
St. Mary’s College of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2018-A, BAM insured, 4.00% 9/1/2023	1,235	1,242
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	1,800	1,321
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2037	1,000	806
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2037	2,000	1,898
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2038	1,750	1,380
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2038	1,225	1,153
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2040	1,500	1,372
The Tax-Exempt Bond Fund of America — Page 67 of 146

unaudited
Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2041	USD1,500	$1,358
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2045	9,500	8,252
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	8,010	7,288
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2020, 5.00% 12/1/2027	1,560	1,685
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2015, 3.00% 6/1/2028 (preref. 6/1/2024)	3,305	3,289
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 6/1/2029 (preref. 6/1/2024)	1,875	1,896
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2020, 5.00% 6/1/2030	8,160	9,054
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 6/1/2043 (preref. 6/1/2024)	1,500	1,517
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 6/1/2031	14,160	13,187
		272,408
Massachusetts 0.81%
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 11/15/2041 (preref. 11/15/2023)	3,000	3,061
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates, LP Issue), Series 2021-B, 0.25% 7/1/2024 (put 7/1/2023)	2,240	2,184
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 7/1/2044	2,250	2,146
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 4.00% 12/1/2042	485	407
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 5.00% 12/1/2042	730	706
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 4.00% 11/15/2023[1]	520	517
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038[1]	1,500	1,476
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2036[1]	400	346
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2041	445	371
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2051	200	154
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2051[1]	520	390
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 2.84% 7/1/2049 (put 1/29/2026)[1,2]	1,885	1,866
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-3, (SIFMA Municipal Swap Index + 0.50%) 2.74% 7/1/2038 (put 1/26/2023)[2]	1,725	1,722
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 7/1/2038 (put 1/30/2025)	12,665	13,060
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 7/1/2044 (preref. 7/1/2023)	2,500	2,530
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2030	2,000	2,062
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2031	1,925	1,980
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2029	500	512
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2030	600	610
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2031	500	505
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 7/1/2033	805	803
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2034	675	666
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 10/1/2028	800	837
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2039	500	492
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2049	4,800	4,529
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2024	350	349
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2025	365	362
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2029	500	518
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2030	1,000	1,022
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2031	1,300	1,330
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2033	1,590	1,608
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2034	1,000	1,003
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2035	1,000	997
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2036	445	442
The Tax-Exempt Bond Fund of America — Page 68 of 146

unaudited
Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2037	USD605	$597
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2038	340	334
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2033	4,000	4,246
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2034	9,000	9,521
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2039	7,500	7,778
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 12/1/2049	2,465	2,466
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.45% 12/1/2024	3,325	3,097
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	1,220	1,200
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 12/1/2043	40	40
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 12/1/2044	355	353
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 6/1/2045	405	404
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046	360	354
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048	5,485	5,428
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 12/1/2048	3,085	3,048
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 12/1/2048	590	589
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 211, 3.50% 12/1/2049	6,600	6,418
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 214, 3.75% 12/1/2049	4,650	4,559
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	270	273
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 221, 3.00% 12/1/2050	4,225	3,996
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 7/1/2032	10,000	11,373
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 1/1/2034	54,335	60,457
		178,094
Michigan 2.96%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 4/15/2026	1,700	1,773
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 4/15/2031	8,770	9,118
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.00% 10/15/2047	5,000	5,163
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 4.00% 10/15/2052	2,500	2,109
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.25% 10/15/2057	5,000	5,195
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 3.107% 7/1/2032[2]	54,160	52,097
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2027	1,000	1,022
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2030	1,300	1,321
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2039	115	110
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040	205	166
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2041	635	506
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2042	250	197
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 4/1/2045	1,500	1,493
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046	595	547
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2050	3,500	3,180
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 4/1/2050	2,215	2,221
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, Assured Guaranty Municipal Insured, 5.50% 7/1/2029	10,420	11,192
Detroit School Dist., Unlimited Tax G.O. Bonds, Series 2020-A, 5.00% 5/1/2031	1,435	1,527
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 5/1/2025	830	852
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 5/1/2032	20,000	21,767
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 5.00% 11/1/2031	1,845	2,012
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2055	7,320	6,000
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM insured, 4.00% 11/1/2055	2,000	1,687
The Tax-Exempt Bond Fund of America — Page 69 of 146

unaudited
Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2036	USD2,500	$2,636
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2037	1,000	1,052
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2038	1,000	1,049
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2043	3,500	3,639
Fin. Auth., Distributable State Aid Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2055	2,000	1,687
Fin. Auth., Higher Education Facs. Limited Obligation Rev. and Rev. Ref. Bonds (Albion College), Series 2022, 4.00% 12/1/2051	2,165	1,687
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 12/1/2026	750	783
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 12/1/2028	2,000	2,123
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2034	1,300	1,339
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	22,030	19,544
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 12/1/2046 (preref. 6/1/2027)	200	214
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2047 (preref. 12/1/2022)	8,000	8,012
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-2, 4.00% 12/1/2049	1,515	1,246
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-2, 4.00% 12/1/2036	1,200	1,100
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-4, 4.00% 12/1/2038	22,250	19,914
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-5, 4.00% 12/1/2040 (preref. 12/1/2029)	145	150
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 4/15/2032	1,170	1,286
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 4/15/2038	1,520	1,582
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 11/1/2044	1,000	979
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2031	4,300	4,392
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2044	2,500	2,103
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	16,870	13,682
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2050	14,720	11,636
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 6/1/2039 (preref. 6/1/2024)	1,000	1,027
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 11/1/2024 (preref. 11/1/2022)	9,145	9,145
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 11/1/2027 (preref. 11/1/2022)	3,000	3,000
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2029	3,000	3,073
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2031	1,500	1,529
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2033	1,500	1,521
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2034	1,500	1,517
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2045	1,000	979
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 7/1/2023	2,500	2,528
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 7/1/2032	1,500	1,521
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2028	1,415	1,449
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2032	1,355	1,381
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2033	2,565	2,611
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2034	3,000	3,046
The Tax-Exempt Bond Fund of America — Page 70 of 146

unaudited
Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2035	USD3,000	$3,043
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 7/1/2034	1,425	1,441
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	3,000	3,016
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	500	492
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2030	1,000	1,046
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2032	1,200	1,248
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2035	1,580	1,628
County of Grand Traverse, Hospital Fin. Auth., Rev. and Rev. Ref. Bonds (Munson Healthcare Obligated Group), Series 2021, 3.00% 7/1/2051	8,385	5,156
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	3,990	4,265
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 7/1/2045	1,500	1,539
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	4,090	4,203
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 7/1/2049	4,750	4,756
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 7/1/2049	4,300	4,283
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2029	3,000	3,208
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 7/1/2034	5,760	6,008
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-D, 5.00% 7/1/2036	6,800	6,985
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	10,800	10,972
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 11/15/2027	11,375	11,647
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 11/15/2031	4,000	3,930
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 11/15/2032	14,000	13,531
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-5, 2.40% 11/15/2047 (put 3/15/2023)	4,350	4,331
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-1, 4.00% 11/15/2047 (put 6/1/2023)	2,800	2,806
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-3, 4.00% 11/15/2047 (put 7/1/2024)	6,750	6,788
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-4, 5.00% 11/15/2047	1,500	1,471
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 12/1/2023 (put 12/1/2022)	3,083	3,076
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Carpenter Place Apartments Project), Series 2021, 1.25% 12/1/2024 (put 12/1/2023)	14,290	13,906
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Mid Apartments Project), Series 2021, 0.40% 12/1/2024 (put 12/1/2023)	5,465	5,250
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2020-A-1, 2.70% 10/1/2045	1,650	1,090
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.10% 12/1/2031	1,025	925
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 3.35% 12/1/2034	3,000	2,606
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 6/1/2046	905	898
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	12,845	12,605
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	3,380	3,307
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	20,530	20,253
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	16,380	16,226
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049	16,145	15,977
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050	4,390	4,284
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	4,550	4,394
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-C, 3.00% 6/1/2051	4,905	4,650
The Tax-Exempt Bond Fund of America — Page 71 of 146

unaudited
Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	USD3,225	$3,030
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	9,560	9,658
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	9,015	9,334
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2037	4,875	5,083
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2038	2,500	2,598
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	2,000	2,049
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2048	5,800	5,915
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2021-B, 2.00% 7/1/2051 (put 7/1/2026)	5,500	4,871
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Series 2013-I, Assured Guaranty Municipal insured, 5.00% 5/1/2038	2,000	2,017
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2039	1,140	1,071
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2044	2,840	2,542
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 9/1/2030 (preref. 3/1/2024)	1,160	1,186
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029	22,000	17,558
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030	32,410	25,462
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 4.00% 11/15/2023	750	745
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 12/1/2032	2,500	2,501
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2032	1,500	1,562
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2033	1,000	1,032
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2034	2,000	2,048
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2035	4,000	4,079
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2036	3,500	3,554
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 12/1/2037	7,400	7,400
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2037	5,585	5,647
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2038	3,000	3,019
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 12/1/2040	14,800	14,728
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 12/1/2042	1,850	1,833
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2043	4,210	4,171
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 12/1/2044	4,870	4,779
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 12/1/2045	13,010	12,752
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-A, 5.00% 12/1/2046	1,750	1,714
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 12/1/2047	2,750	2,693
		651,288
The Tax-Exempt Bond Fund of America — Page 72 of 146

unaudited
Bonds, notes & other debt instruments (continued) Minnesota 0.54%	Principal amount (000)	Value (000)
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2/15/2058	USD32,000	$30,017
G.O. Bonds, Series 2021-A, 4.00% 9/1/2037	695	683
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2/1/2024 (put 2/1/2023)	4,800	4,749
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 12/1/2042	2,213	2,046
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2/1/2045	467	438
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 10/1/2047	10,346	9,674
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	3,803	3,569
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2018-A, 3.30% 3/1/2048	901	863
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 1/1/2038	145	136
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046	2,965	2,909
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047	815	808
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047	1,535	1,518
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	2,110	2,081
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	8,345	8,255
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049	3,685	3,643
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	4,030	3,895
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	6,695	6,340
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	6,535	6,168
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	3,665	3,448
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	5,680	5,329
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	3,000	2,808
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	2,310	2,150
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 11/15/2033	2,575	2,600
Municipal Gas Agcy., Commodity Supply Rev. Bonds, Series 2022-A, 4.00% 12/1/2052 (put 12/1/2027)	2,745	2,644
City of St. Paul, Housing and Redev. Auth., Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015-A, 5.00% 11/15/2029 (preref. 11/15/2025)	745	777
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 4.25% 1/1/2052	4,130	3,471
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 5.00% 1/1/2052	8,500	8,179
		119,198
Mississippi 0.29%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	4,405	2,634
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2031	1,590	1,646
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2032	1,690	1,743
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2033	1,275	1,313
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2035	1,150	1,176
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County Highway Ref. Project), Series 2013-A, 5.00% 1/1/2025	3,000	3,095
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County Highway Ref. Project), Series 2013-C, 5.00% 1/1/2026	4,000	4,175
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2032	3,000	3,142
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2033	3,600	3,757
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2035	2,000	2,073
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2037	4,000	4,132
The Tax-Exempt Bond Fund of America — Page 73 of 146

unaudited
Bonds, notes & other debt instruments (continued) Mississippi (continued)	Principal amount (000)	Value (000)
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2029	USD2,500	$2,580
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2032	7,500	7,714
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2034	12,960	13,285
Home Corp., Collateralized Multi Family Housing Rev. Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2/1/2024 (put 2/1/2023)	3,655	3,612
Home Corp., Multi Family Housing Rev. Bonds (Southwest Village Apartments Project), Series 2022-2, 2.00% 2/1/2025 (put 2/1/2024)	2,360	2,308
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 12/1/2043	365	361
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 12/1/2048	1,705	1,679
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	2,055	1,937
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-C, 5.00% 12/1/2052	735	743
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 9/1/2032 (put 9/1/2023)	750	743
		63,848
Missouri 0.86%
Cities of Brentwood and Maplewood, Hanley Road Corridor Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020, 1.625% 10/1/2033	360	355
Cities of Brentwood and Maplewood, Hanley Road Corridor Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020, 2.00% 10/1/2039	800	742
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2037	3,000	2,740
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2039	3,700	3,293
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2040	2,300	2,020
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 5/15/2042	7,575	6,537
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2038	2,000	1,974
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 11/15/2039	4,000	4,034
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-C, 5.00% 6/1/2036 (put 6/1/2023)	16,000	16,021
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	3,750	3,706
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2014-A, 5.00% 2/1/2023	750	751
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2024	460	463
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2024	460	463
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2014-A, 5.00% 2/1/2025	915	919
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2030	220	219
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2042	1,125	1,032
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	18,000	13,051
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2048	2,000	1,751
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2028	415	416
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2029	1,000	1,000
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2015-C, 4.00% 11/1/2036	1,215	1,209
The Tax-Exempt Bond Fund of America — Page 74 of 146

unaudited
Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 5/1/2040	USD5,845	$5,801
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	1,190	1,177
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-D, 4.00% 5/1/2047	2,385	2,356
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047	3,520	3,483
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047	4,225	4,123
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 12/1/2047	3,336	3,229
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	1,785	1,768
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-C, 3.875% 5/1/2050	9,105	8,908
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-B, 4.00% 5/1/2050	3,120	3,066
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	1,930	1,867
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	3,380	3,257
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	1,605	1,512
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	7,650	7,194
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	2,970	2,810
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	270	267
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 11/1/2040	235	234
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 11/1/2041	70	70
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 11/1/2045	1,950	1,932
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2040	1,815	1,794
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2049	1,000	965
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.25% 7/1/2025	5,000	5,205
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2026	5,465	5,716
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2028	5,080	5,473
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2029	1,000	1,040
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2029	8,125	8,802
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2030	1,250	1,296
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030	12,770	13,914
The Tax-Exempt Bond Fund of America — Page 75 of 146

unaudited
Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2031	USD2,155	$2,253
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2031	12,255	13,367
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2032	3,000	3,126
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2033	2,400	2,478
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2034	1,750	1,797
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 8/15/2042	1,120	1,093
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	3,250	2,657
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,000	942
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	1,050	944
		188,612
Montana 0.08%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Portland General Electric Co. Projects), Series 1998-A, 2.125% 5/1/2033	1,000	761
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 2.75% 12/1/2040	715	599
Board of Housing, Single Family Mortgage Bonds, Series 2018-B, 4.00% 12/1/2043	2,070	2,044
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	1,655	1,628
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045	1,730	1,714
Board of Housing, Single Family Mortgage Bonds, Series 2020-A-1, 3.50% 6/1/2050	3,695	3,574
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051	6,150	5,810
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	1,485	1,396
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052	545	509
		18,035
Nebraska 0.60%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)	26,085	25,600
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 12/1/2049 (put 8/1/2025)	3,650	3,606
County of Douglas, Educational Facs. Rev. Bonds (Creighton University), Series 2021-B, (SIFMA Municipal Swap Index + 0.53%) 2.77% 7/1/2035 (put 9/1/2026)[2]	7,930	7,803
County of Douglas, Hospital Auth. No. 2 (Children’s Hospital Obligated Group), Health Facs. Rev. and Rev. Ref. Bonds, Series 2020-A, 4.00% 11/15/2050	1,000	822
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2045	4,340	4,226
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 9/1/2044	130	129
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045	1,645	1,616
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045	1,090	1,080
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	3,425	3,357
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	2,290	2,237
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	5,460	5,375
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	3,665	3,606
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	7,705	7,294
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	8,960	8,411
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	3,170	3,052
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2/1/2030	1,000	1,076
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2021-A, 5.00% 2/1/2046	1,470	1,541
The Tax-Exempt Bond Fund of America — Page 76 of 146

unaudited
Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 7/15/2059	USD2,800	$2,318
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 7/15/2062	57,950	48,298
		131,447
Nevada 1.17%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 6/15/2034	3,615	3,772
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.00% 6/15/2024	575	570
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 6/15/2035	11,525	9,272
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 6/15/2036	11,870	9,352
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, 4.00% 6/15/2039	1,950	1,791
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, 4.00% 6/15/2040	725	654
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2033	9,655	10,178
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2041	9,700	10,042
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 7/1/2040	5,320	5,408
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 7/1/2023	3,000	3,034
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2034	8,725	9,215
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2035	7,000	7,355
County of Clark, Highway Rev. Bonds (Indexed Fuel Tax and Motor Vehicle Fuel Tax), Series 2022, 5.00% 7/1/2026	1,815	1,915
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2026	1,000	1,049
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2027	1,000	1,060
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 7/1/2028	5,780	5,786
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2032	1,000	1,058
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 7/1/2033	1,885	1,886
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2033	1,000	1,051
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 7/1/2029	7,230	7,728
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2032	3,500	3,719
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2033	4,250	4,492
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2034	6,500	6,839
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2035	5,250	5,494
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2036	7,350	7,662
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 5/1/2048	22,000	22,430
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	5,000	3,977
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-B, 4.00% 10/1/2049	4,255	4,178
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2021-A, 3.00% 4/1/2051	3,250	3,050
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051	12,620	12,000
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2040	1,000	1,003
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,225	1,212
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 6/15/2025[1]	480	452
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.25% 7/1/2049	29,830	30,723
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 7/1/2043	11,250	11,403
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2023	600	606
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2024	425	435
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2031	1,600	1,680
The Tax-Exempt Bond Fund of America — Page 77 of 146

unaudited
Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2032	USD1,115	$1,167
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2033	2,500	2,606
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2041	14,000	14,376
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2046	1,635	1,668
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034	6,430	4,699
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 12/1/2022	630	629
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 6/1/2028	1,000	1,036
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 6/1/2031	1,000	1,033
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 6/1/2035	1,000	1,020
City of Sparks, Nevada Tourism Improvement Dist. No. 1 (Legends at Sparks Marina), Sales Tax Anticipation Rev. Ref. Bonds, Series 2019-A, 2.50% 6/15/2024[1]	2,225	2,134
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2023	2,000	2,024
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2024	2,000	2,057
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2028	4,000	4,265
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2029	1,000	1,063
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2030	1,000	1,060
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2028	3,500	3,773
		258,141
New Hampshire 0.94%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,250	1,271
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2046	1,000	946
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 1/1/2035 (preref. 1/1/2024)	1,735	1,768
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 1/1/2042 (preref. 1/1/2024)	2,750	2,803
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 1/1/2047 (preref. 1/1/2024)	5,500	5,606
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 7/1/2032	2,565	2,658
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 7/1/2033	3,740	3,874
Housing Fin. Auth., Multi Family Housing Rev. Bonds, Series 2021-3, 2.60% 7/1/2051	1,500	895
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2037	935	839
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2038	1,000	879
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2039	1,100	949
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2040	1,050	897
The Tax-Exempt Bond Fund of America — Page 78 of 146

unaudited
Bonds, notes & other debt instruments (continued) New Hampshire (continued)	Principal amount (000)	Value (000)
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2041	USD1,000	$846
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2046	10,145	6,894
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2051	3,390	2,195
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	64,689	59,714
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	61,780	55,809
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	47,705	41,336
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[1]	8,000	6,647
National Fin. Auth., Rev. Bonds (The Lawrenceville School Project), Series 2021-A, 4.00% 7/1/2051	6,855	5,809
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2041	2,725	2,210
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 1/1/2051	3,000	2,245
		207,090
New Jersey 1.95%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 3/1/2037	750	772
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2/15/2027	1,500	1,501
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2/15/2032	3,000	2,901
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2/15/2034	1,000	974
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2028	2,690	2,754
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Bonds (Special Needs Housing Program), Capital Appreciation Bonds, Series 2007-B, XLCA insured, 0% 7/1/2026	2,085	1,783
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	590	484
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2028	950	1,001
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2030	1,500	1,564
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2031	1,000	1,040
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2037	3,250	3,182
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2042	6,000	5,828
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	4,000	3,224
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2027	1,000	1,038
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2029	2,000	2,055
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-BBB, 5.50% 6/15/2030 (preref. 12/15/2026)	1,000	1,085
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2031 (preref. 6/15/2027)	1,500	1,609
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2032 (preref. 6/15/2027)	1,000	1,073
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2033	1,500	1,521
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 6/15/2038	3,100	2,728
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 6/15/2038	2,000	1,972
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.00% 6/15/2041	600	588
The Tax-Exempt Bond Fund of America — Page 79 of 146

unaudited
Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 6/15/2046	USD2,080	$1,698
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 6/15/2025	7,500	7,698
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 6/15/2027 (preref. 6/15/2024)	1,525	1,568
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.84% 3/1/2028[2]	5,000	5,003
Econ. Dev. Auth., Transportation Project Sublease Rev. Bonds (New Jersey Transit Corp. Projects), Series 2017-A, 5.00% 11/1/2027	1,185	1,233
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2033	1,500	1,556
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2034	3,540	3,665
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 7/1/2035	200	210
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 7/1/2036	600	629
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 7/1/2037	600	626
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 7/1/2038	750	780
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 7/1/2039	640	587
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/1/2027	1,125	1,168
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 7/1/2030	2,555	2,602
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 7/1/2031	2,740	2,780
Educational Facs. Auth., Rev. Green Bonds (Stevens Institute of Technology Issue), Series 2020-A, 5.00% 7/1/2045	3,500	3,372
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, Assured Guaranty Municipal insured, 5.00% 7/1/2027	1,865	1,924
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2025 (escrowed to maturity)	1,000	1,039
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2026 (escrowed to maturity)	1,000	1,052
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2030 (preref. 7/1/2026)	500	526
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2034	1,375	1,445
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 4.00% 7/1/2035	750	703
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2038	2,500	1,889
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2039	2,000	1,500
Health Care Facs. Fncg. Auth., Rev. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2021-A, 4.00% 7/1/2051	4,870	3,985
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2031	500	503
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2035	500	495
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2035	1,000	930
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2036	1,000	913
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2037	1,000	906
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2038	1,250	1,110
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2044	3,000	2,531
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2032	1,000	1,047
The Tax-Exempt Bond Fund of America — Page 80 of 146

unaudited
Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2035	USD1,250	$1,295
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	1,000	1,030
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	2,500	2,561
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2057	1,000	966
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2031	6,830	7,092
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033	7,000	7,214
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 12/1/2024 (put 12/1/2023)	3,030	2,948
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	22,070	21,960
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	14,110	14,117
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	12,780	12,259
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	27,905	25,791
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	12,605	12,738
Rutgers State University, G.O. Rev. Ref. Bonds, Series 2009-F, 5.00% 5/1/2028	3,500	3,532
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	3,390	3,063
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM insured, 5.25% 11/1/2052	4,000	4,064
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 11/1/2028	70	70
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2030	1,010	1,021
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2039	4,750	4,765
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2024	4,220	4,291
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2025	3,330	3,415
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 3.20% 6/1/2027	25	25
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029	1,575	1,628
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2030	5,000	5,145
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2033	5,000	5,085
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 6/1/2046	3,600	3,491
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 6/15/2030	3,500	3,595
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 6/15/2031	5,735	5,944
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 5.00% 6/15/2035	500	504
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2037	2,400	2,139
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 6/15/2037	1,000	996
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 6/15/2037	5,000	4,981
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2038	3,500	3,080
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2040	1,000	860
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2041	1,500	1,277
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2042	6,500	5,460
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 4.00% 6/15/2044	535	443
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044	1,000	963
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	8,700	7,153
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 6/15/2045	2,310	2,220
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2046	12,885	10,517
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 6/15/2046	2,500	2,399
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	13,010	8,404
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050	11,500	7,392
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2050	12,000	9,601
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023	5,000	5,109
The Tax-Exempt Bond Fund of America — Page 81 of 146

unaudited
Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023	USD1,985	$2,024
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 6/15/2025	5,580	5,856
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2030	1,590	1,640
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2039	3,100	2,692
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2039	1,000	984
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2040	5,000	4,300
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2042	1,025	861
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, 0% 12/15/2025	6,585	5,799
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2026	3,500	2,948
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2027	10,540	8,473
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 12/15/2027	3,785	3,050
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2031	9,000	5,877
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2032	2,500	1,534
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2033	20,300	11,824
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2034	16,880	9,259
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 12/15/2037	3,000	1,341
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 12/15/2038	7,965	3,493
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 12/15/2039	1,500	590
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 12/15/2040	30,765	11,328
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	4,175	4,385
Turnpike Auth., Turnpike Rev. Bonds, Series 2017-C-6, (1-month USD-LIBOR x 0.70 + 0.75%) 2.94% 1/1/2030 (put 1/1/2023)[2]	10,000	9,989
		429,200
New Mexico 0.44%
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	1,000	756
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 1.15% 6/1/2040 (put 6/1/2024)	12,000	11,422
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 6/1/2040 (put 6/1/2024)	1,750	1,666
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2035	2,900	2,701
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2037	4,120	3,777
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2039	5,000	4,485
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2015-A, 5.00% 8/1/2044 (preref. 8/1/2025)	3,000	3,125
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2044	5,860	5,909
The Tax-Exempt Bond Fund of America — Page 82 of 146

unaudited
Bonds, notes & other debt instruments (continued) New Mexico (continued)	Principal amount (000)	Value (000)
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 8/1/2046	USD4,000	$4,035
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-B, 5.00% 8/1/2049 (put 8/1/2025)	5,000	5,158
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 9/1/2048	2,060	2,014
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-A-1, Class I, 4.00% 1/1/2049	2,885	2,836
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049	4,980	4,902
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	1,470	1,446
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-D, Class I, 3.75% 1/1/2050	4,415	4,301
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050	900	890
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-F-1, Class I, 3.50% 7/1/2050	5,475	5,288
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	975	957
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	3,535	3,412
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 1/1/2052	4,515	4,247
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052	1,920	1,799
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-D, Class I, 3.00% 7/1/2052	19,745	18,444
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053	2,155	2,207
		95,777
New York 12.69%
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030	1,460	1,554
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 10/1/2031	1,055	1,120
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2026	2,670	2,669
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2027	5,975	5,962
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2028	8,085	8,045
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2030	5,840	5,766
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2032	1,035	1,027
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2033	1,085	1,063
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2034	1,000	973
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 7/15/2042	67,210	58,794
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 3.00% 7/15/2043	4,260	2,923
Broome County Local Dev. Corp., Rev. Bonds (United Health Services Hospitals, Inc. Project), Series 2020, 4.00% 4/1/2050	750	616
Build NYC Resource Corp., Rev. Ref. Bonds (Grand Concourse Academy Charter School Project), Series 2022-A, 5.00% 7/1/2042	600	566
Build NYC Resource Corp., Rev. Ref. Bonds (Grand Concourse Academy Charter School Project), Series 2022-A, 5.00% 7/1/2052	725	656
Build NYC Resource Corp., Rev. Ref. Bonds (Grand Concourse Academy Charter School Project), Series 2022-A, 5.00% 7/1/2056	550	485
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2037	925	426
The Tax-Exempt Bond Fund of America — Page 83 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2038	USD1,390	$600
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039	2,300	929
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2045	1,000	265
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2054	24,390	3,901
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, BAM insured, 0% 11/15/2054	1,965	345
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2055	6,000	903
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2056	3,500	423
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 4.00% 8/1/2043	750	663
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 7/1/2031	1,000	1,022
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 7/1/2033	7,500	7,628
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2031	1,255	1,274
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2032	2,250	2,275
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 5.00% 7/1/2041	1,000	979
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2031	1,000	1,073
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2036	1,500	1,581
Dormitory Auth., Rev. Bonds (New York University), Series 2021-A, 4.00% 7/1/2038	2,865	2,635
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2038	2,000	2,095
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2031[1]	500	492
Dormitory Auth., Rev. Bonds (School Dist. Rev. Bond Fncg. Program), Series 2016-E, BAM insured, 5.00% 10/1/2026	1,000	1,048
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2038	1,070	954
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2043	1,200	1,027
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	2,625	2,173
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, FHA insured, 5.00% 3/15/2024 (escrowed to maturity)	5,510	5,646
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2/15/2030	2,500	2,545
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2/15/2032	1,500	1,570
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 3/15/2034	4,390	4,507
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2035	17,005	17,632
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2036	2,000	2,102
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2037	10,800	10,084
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2037	2,000	1,867
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037	1,685	1,764
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2038	6,000	5,546
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2038	7,000	6,468
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2038	3,000	2,772
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2039	1,775	1,622
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2/15/2039	1,000	1,018
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2039	5,000	4,569
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2040	12,475	11,283
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 3/15/2040	2,000	2,064
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2040	6,135	6,344
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	43,585	31,992
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2041	8,000	8,240
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041	5,000	5,196
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2042	16,375	11,852
The Tax-Exempt Bond Fund of America — Page 84 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	USD1,170	$1,035
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2042	10,000	8,842
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2042	6,860	7,042
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043	20,000	17,575
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2043	6,000	6,147
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2044	10,000	10,228
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045	5,000	4,345
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2046	1,300	1,323
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2047	30,640	26,291
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2047	11,000	9,436
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2047	15,500	15,764
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048	5,000	4,267
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2048	20,000	17,069
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049	20,075	17,058
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2049	12,280	10,432
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 3/15/2033	4,000	4,145
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2034	10,000	10,554
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 3/15/2038	3,690	3,743
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2040	1,035	1,064
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2045	1,480	1,510
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2048	1,200	1,223
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 7/1/2041	1,250	997
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 5.00% 7/1/2046	675	612
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 5/1/2026	6,000	6,051
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 5/1/2027	3,000	3,025
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	690	647
Housing Fin. Agcy., 15 Hudson Yards Housing Rev. Bonds, Series 2020-A, 1.65% 5/15/2039	6,817	4,301
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	1,250	1,000
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 5/1/2024	1,900	1,848
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-J, 0.75% 5/1/2025	5,000	4,633
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 11/1/2025	6,000	5,427
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 11/1/2025	1,500	1,367
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 1.10% 5/1/2026	1,000	907
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.65% 5/1/2030	1,135	920
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 2.60% 11/1/2034	2,260	1,759
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 2.00% 11/1/2035	1,060	761
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	4,100	2,982
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-1, 2.10% 11/1/2035	5,900	4,292
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 11/1/2037	1,000	891
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-H, 3.25% 11/1/2052	1,105	732
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 11/1/2056 (put 11/1/2025)	3,140	2,803
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-1, 2.875% 11/1/2056	2,000	1,159
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.00% 11/1/2061 (put 11/1/2026)	5,500	4,860
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-K-2, 1.00% 11/1/2061 (put 11/1/2026)	2,755	2,435
Hudson Yards Infrastructure Corp., Rev. Green Bonds, Series 2022-A, 2.75% 2/15/2047	3,360	2,191
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-C, 3.00% 7/1/2025	1,175	1,122
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 3.00% 2/15/2042	5,000	3,614
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.10% 11/15/2032	5,680	4,288
The Tax-Exempt Bond Fund of America — Page 85 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.20% 11/15/2033	USD10,390	$7,730
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	10,865	6,774
Long Island Power Auth., Electric System General Rev. Bonds, Series 2021, 1.00% 9/1/2025	22,320	19,802
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 9/1/2029	4,000	4,417
Long Island Power Auth., Electric System General Rev. Bonds, Series 2016-B, 5.00% 9/1/2032	6,000	6,207
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 2.94% 5/1/2033 (put 10/1/2023)[2]	5,765	5,765
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.94% 5/1/2033 (put 10/1/2023)[2]	24,820	24,820
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 9/1/2034	1,500	1,531
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2034	5,000	5,237
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2035	1,200	1,267
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2036	1,500	1,576
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2037	2,000	2,070
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2037	1,000	1,045
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2038	1,000	1,032
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2038	1,450	1,510
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 9/1/2039	3,995	4,056
Long Island Power Auth., Electric System General Rev. Bonds, Series 2021-A, 3.00% 9/1/2040	1,740	1,299
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 11/15/2036	5,000	5,151
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	7,500	7,337
Metropolitan Transportation Auth., Transportation Rev. and Rev. Ref. Bonds, Series 2012-F, 5.00% 11/15/2030 (preref. 11/15/2022)	8,895	8,900
Metropolitan Transportation Auth., Transportation Rev. and Rev. Ref. Bonds, Series 2012-F, 5.00% 11/15/2030	1,105	1,106
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 11/15/2024	410	419
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2035	1,625	1,595
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 11/15/2035	6,000	5,890
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2036	2,830	2,763
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2040	1,000	954
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2041	2,000	1,648
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-D, 4.00% 11/15/2042	13,360	10,870
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2042	17,500	14,239
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	7,330	5,899
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 2.69% 11/15/2044 (put 11/15/2022)[2]	7,500	7,496
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 11/15/2044	11,000	10,280
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2045	22,845	21,244
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	8,450	8,663
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.00% 11/15/2027	1,065	1,079
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2032	1,500	1,502
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2040	6,000	5,006
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	3,000	2,820
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C, Assured Guaranty Municipal insured, 4.00% 11/15/2045	3,550	2,955
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2045	1,185	935
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	3,955	3,122
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 4.75% 11/15/2045	11,200	9,950
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,500	1,395
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	20,975	16,405
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2047	10,500	8,149
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048	2,225	1,714
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	20,555	15,743
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 11/15/2050	7,525	5,733
The Tax-Exempt Bond Fund of America — Page 86 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	USD10,500	$9,504
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	3,930	3,538
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, BAM insured, 4.00% 11/15/2053	12,320	9,819
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055	2,700	2,543
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.25% 11/15/2056	2,500	2,348
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 11/15/2024	4,000	4,003
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 11/15/2026	4,535	4,631
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 11/15/2027	2,145	2,174
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-F, 5.00% 11/15/2027	2,230	2,260
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 11/15/2029	7,000	7,004
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 11/15/2030	2,720	2,737
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2020-E, 5.00% 11/15/2030	5,000	5,046
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-1, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 2.586% 11/1/2032 (put 4/1/2024)[2]	5,000	4,889
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 2.586% 11/1/2032 (put 4/1/2024)[2]	4,215	4,121
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 11/15/2032	3,105	3,107
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2033	2,225	2,218
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	4,885	4,791
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2036	1,010	884
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 4.00% 11/15/2046	5,100	3,990
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2025	4,500	4,612
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	1,000	1,025
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2026	10,000	10,248
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	5,695	5,825
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2029	2,805	2,862
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2029	4,750	4,836
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2030	1,000	1,006
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2030	1,000	1,007
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2031	1,000	1,004
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	2,920	2,905
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2033	1,000	997
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	2,500	2,241
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2034	2,335	2,303
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2035	5,000	4,425
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2036	3,000	2,625
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2038	1,000	852
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	5,100	4,026
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 11/15/2045	18,000	16,743
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2027	1,500	1,205
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2029	3,490	2,554
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2032	12,315	7,658
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 4/1/2040	900	889
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 4/1/2041	40	39
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044	2,110	2,069
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	12,200	11,530
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045	3,000	2,953
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046	2,635	2,611
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047	6,085	6,016
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	1,000	990
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	13,505	13,330
The Tax-Exempt Bond Fund of America — Page 87 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 3.50% 4/1/2049	USD1,945	$1,897
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 227, 3.25% 10/1/2050	7,240	6,927
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	1,640	1,530
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	2,905	2,764
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 10/1/2023	510	518
County of Nassau, G.O. General Improvement Bonds, Series 2017-B, 5.00% 4/1/2030	2,760	2,909
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 7/1/2035	2,250	2,361
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 7/1/2042	2,000	2,048
New York City G.O. Bonds, Series 2013-H, 5.00% 8/1/2023	2,625	2,661
New York City G.O. Bonds, Series 2013-J, 5.00% 8/1/2023	550	558
New York City G.O. Bonds, Series 2015-A, 5.00% 8/1/2024	2,750	2,834
New York City G.O. Bonds, Series 2016-A, 5.00% 8/1/2026	4,500	4,681
New York City G.O. Bonds, Series 2017-C, 5.00% 8/1/2026	2,500	2,644
New York City G.O. Bonds, Series 2018-A, 5.00% 8/1/2026	5,000	5,289
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2026	1,500	1,587
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2028	1,000	1,030
New York City G.O. Bonds, Series 2017-C, 5.00% 8/1/2028	2,200	2,335
New York City G.O. Bonds, Series 2018-A, 5.00% 8/1/2028	2,000	2,136
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2029	4,800	5,154
New York City G.O. Bonds, Series 2014-J, 5.00% 8/1/2030	2,000	2,045
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2030	9,000	9,236
New York City G.O. Bonds, Series 2015-D, 5.00% 8/1/2030	2,560	2,627
New York City G.O. Bonds, Series 2017-A-1, 5.00% 8/1/2030	815	850
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2030	8,075	8,655
New York City G.O. Bonds, Series 2006-I-A, 5.00% 4/1/2031	2,000	2,200
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2031	3,620	3,869
New York City G.O. Bonds, Series 2020-C-1, 5.00% 8/1/2031	225	247
New York City G.O. Bonds, Series 2021-A-1, 5.00% 11/1/2031	5,000	5,489
New York City G.O. Bonds, Series 2018-E-1, 5.00% 3/1/2032	2,575	2,715
New York City G.O. Bonds, Series 2006-I-A, 5.00% 4/1/2032	2,000	2,176
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2032	3,500	3,580
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2032	1,500	1,557
New York City G.O. Bonds, Series 2006-I-A, 5.00% 4/1/2033	2,000	2,153
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2033	1,000	1,022
New York City G.O. Bonds, Series 2019-E, 5.00% 8/1/2033	1,000	1,060
New York City G.O. Bonds, Series 2022-C, 5.00% 8/1/2033	1,700	1,849
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2033	1,130	1,204
New York City G.O. Bonds, Series 2006-I-A, 5.00% 4/1/2034	2,000	2,138
New York City G.O. Bonds, Series 2008-L-5, 5.00% 4/1/2034	3,710	3,981
New York City G.O. Bonds, Series 2019-E, 5.00% 8/1/2034	2,250	2,365
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2034	1,000	1,073
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2034	1,000	1,031
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2035	4,510	4,804
New York City G.O. Bonds, Series 2022-B-1, 5.00% 8/1/2035	2,660	2,845
New York City G.O. Bonds, Series 2018-B-1, 5.00% 10/1/2035	2,950	3,063
New York City G.O. Bonds, Series 2006-J-2, Assured Guaranty Municipal insured, 2.50% 6/1/2036[2]	2,625	2,625
New York City G.O. Bonds, Series 2020-C-1, 5.00% 8/1/2036	4,000	4,222
New York City G.O. Bonds, Series 2022-B-1, 5.00% 8/1/2036	1,750	1,865
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2036	8,750	9,151
New York City G.O. Bonds, Series 2013-F-1, 5.00% 3/1/2037	30	30
New York City G.O. Bonds, Series 2018-E-1, 5.00% 3/1/2037	6,345	6,519
New York City G.O. Bonds, Series 2018-F-1, 5.00% 4/1/2037	2,000	2,056
New York City G.O. Bonds, Series 2021-C, 4.00% 8/1/2037	2,620	2,425
The Tax-Exempt Bond Fund of America — Page 88 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City G.O. Bonds, Series 2017-A-1, 5.00% 8/1/2037	USD2,000	$2,051
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2037	2,500	2,569
New York City G.O. Bonds, Series 2019-D-1, 5.00% 12/1/2037	5,000	5,154
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2038	7,500	7,837
New York City G.O. Bonds, Series 2021-A-1, 4.00% 8/1/2038	5,880	5,369
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2038	7,500	7,789
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2038	1,500	1,539
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2039	8,840	9,194
New York City G.O. Bonds, Series 2022-D-1, 5.25% 5/1/2039	1,800	1,932
New York City G.O. Bonds, Series 2020-B-1, 4.00% 10/1/2039	2,000	1,805
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2039	6,810	7,053
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2040	7,000	7,251
New York City G.O. Bonds, Series 2020-B-1, 4.00% 10/1/2040	2,500	2,239
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2040	3,000	3,213
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2041	8,000	7,101
New York City G.O. Bonds, Series 2020-A-1, 5.00% 8/1/2041	12,400	12,791
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2041	1,500	1,528
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2042	5,000	4,397
New York City G.O. Bonds, Series 2021-A-1, 4.00% 8/1/2042	2,000	1,756
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2042	6,000	6,178
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2043	2,000	2,050
New York City G.O. Bonds, Series 2021-F-1, 5.00% 3/1/2043	4,430	4,554
New York City G.O. Bonds, Series 2022-D-1, 5.25% 5/1/2043	1,195	1,260
New York City G.O. Bonds, Series 2020-A-1, 5.00% 8/1/2043	10,000	10,263
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2043	5,000	5,135
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2043	1,500	1,584
New York City G.O. Bonds, Series 2017-B-1, 4.00% 12/1/2043	1,835	1,597
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2044	5,000	4,358
New York City G.O. Bonds, Series 2015-F-4, 5.00% 6/1/2044 (put 12/1/2025)	1,535	1,593
New York City G.O. Bonds, Series 2021-F-1, 4.00% 3/1/2047	1,755	1,511
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2047	25,000	25,536
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2047	10,830	11,326
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2050	36,370	30,891
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2030	2,710	2,966
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.70% 8/1/2045	5,000	3,172
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-C, 2.75% 2/1/2051	2,000	1,191
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2022-A, 3.25% 8/1/2051	5,050	3,298
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048	5,260	5,087
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)	4,980	4,531
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.10% 11/1/2035	5,000	3,637
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 11/1/2042	8,000	6,299
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 11/1/2042	2,000	1,648
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 5/1/2050 (put 12/29/2023)	8,725	8,620
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 5/1/2059 (put 7/3/2023)	7,550	7,426
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 11/1/2060 (put 5/1/2025)	5,615	5,139
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.10% 11/1/2036	6,000	4,215
The Tax-Exempt Bond Fund of America — Page 89 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.40% 11/1/2046	USD4,050	$2,343
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046	1,000	583
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-A-1-C, 3.00% 11/1/2055	3,000	1,791
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 5/1/2061 (put 7/1/2025)	6,715	6,054
New York City Industrial Dev. Agcy., PILOT Rev. Bonds (Yankee Stadium Project), Series 2009-A, Assured Guaranty insured, 0% 3/1/2032	3,365	2,187
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2028	1,000	1,062
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2029	2,500	2,672
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2030	1,000	1,073
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2031	4,250	4,567
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2032	500	497
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2033	500	418
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2034	3,150	2,582
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2037	4,940	3,749
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2040	6,360	4,565
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2046	9,380	6,142
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 5.00% 3/1/2028	1,350	1,423
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2039	5,500	4,058
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040	2,000	1,453
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045	9,800	8,105
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045	2,000	1,617
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2049	7,300	4,792
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-CC-3, 5.00% 6/15/2032	10,000	11,001
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 6/15/2033	4,560	4,768
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-CC-2, 5.00% 6/15/2035	3,000	3,248
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 6/15/2037	3,000	3,104
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-2, 4.00% 6/15/2042	19,910	17,725
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-2, 4.00% 6/15/2042	3,335	2,969
The Tax-Exempt Bond Fund of America — Page 90 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 5.00% 6/15/2044	USD4,240	$4,371
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-EE, 5.00% 6/15/2045	26,500	27,134
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 6/15/2047	2,000	2,018
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-CC-1, 5.00% 6/15/2048	8,000	8,135
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-DD-1, 5.00% 6/15/2048	1,500	1,527
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2019-DD-1, 5.00% 6/15/2049	6,000	6,127
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-1, 4.00% 6/15/2050	17,800	15,088
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 6/15/2050	9,735	8,252
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2050	3,930	3,331
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 4.00% 6/15/2050	9,250	7,841
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 5.00% 6/15/2050	16,310	16,676
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2051	3,000	2,532
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-CC-3, 4.00% 6/15/2051	3,500	2,954
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-CC-1, 4.00% 6/15/2052	12,610	10,596
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-CC-1, 5.00% 6/15/2052	11,445	11,693
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2016-S-1, 5.00% 7/15/2029	5,000	5,178
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2033	4,320	4,539
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-2, 5.00% 7/15/2034	4,000	4,183
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2034	4,000	4,183
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-1, 5.00% 7/15/2035	3,295	3,472
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2035	3,000	3,161
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2035	5,000	5,202
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 4.00% 7/15/2037	5,135	4,810
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 7/15/2037	9,000	8,430
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2037	10,000	10,321
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2037	19,250	19,869
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2038	4,000	4,116
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 7/15/2040	2,000	1,810
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 5.00% 7/15/2043	10,000	10,157
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 11/1/2027	5,000	5,199
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-F-1, 5.00% 2/1/2028	1,500	1,506
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2/1/2031	5,000	5,135
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-C, 5.00% 11/1/2031	3,750	3,937
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 5.00% 5/1/2032	3,665	3,979
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 5.00% 8/1/2033	10,000	10,437
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 11/1/2033	3,000	3,240
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 5/1/2034	5,000	5,193
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 8/1/2034	8,000	8,198
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 5.00% 11/1/2034	1,175	1,243
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2034	2,500	2,662
The Tax-Exempt Bond Fund of America — Page 91 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-A-1, 5.00% 5/1/2035	USD1,000	$1,025
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 5/1/2035	5,000	5,169
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-2, 5.00% 8/1/2035	10,000	10,356
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2035	6,000	6,235
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2035	5,170	4,907
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-F-1, 5.00% 2/1/2036	1,000	1,003
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2036	1,200	1,132
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 8/1/2036	4,000	4,089
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2036	2,000	2,108
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2/1/2037	2,000	2,091
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2037	1,000	930
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-B-1, 4.00% 8/1/2037	2,800	2,603
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 8/1/2037	2,000	2,042
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 3.00% 11/1/2037	11,000	8,767
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2037	5,000	5,236
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2038	3,000	2,764
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 4.00% 2/1/2038	2,500	2,303
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2038	3,500	3,222
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 8/1/2038	8,170	7,513
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-B-1, 5.00% 8/1/2038	2,000	2,041
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2038	9,660	9,946
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2038	5,880	5,403
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-D-1, 4.00% 11/1/2038	7,000	6,432
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2039	5,000	4,565
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2/1/2039	12,310	11,240
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2039	4,910	4,479
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 3.00% 11/1/2039	3,500	2,688
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2039	2,455	2,235
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2039	3,500	3,187
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2040	4,000	3,623
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2040	3,000	2,714
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-2, 5.00% 5/1/2040	48,000	49,638
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2040	1,000	903
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2041	8,815	7,901
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2041	1,000	896
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 5/1/2041	5,000	5,155
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2042	3,000	2,664
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2/1/2042	5,000	4,440
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-3, 4.00% 5/1/2042	1,510	1,340
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 4.00% 8/1/2042	1,350	1,197
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 8/1/2042	44,185	39,162
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2042	1,500	1,523
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2/1/2043	12,640	11,157
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-3, 4.00% 5/1/2043	2,900	2,557
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2043	10,000	8,790
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2043	7,000	6,153
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2045	10,135	8,766
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 5/1/2045	6,500	5,622
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 8/1/2045	14,810	12,797
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 5.00% 8/1/2045	3,035	3,072
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2046	10,500	9,014
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 5.00% 2/1/2047	3,660	3,726
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2047	1,000	853
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 3.00% 5/1/2048	6,000	4,150
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-A-1, 4.00% 8/1/2048	1,515	1,287
The Tax-Exempt Bond Fund of America — Page 92 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2/1/2051	USD9,615	$8,073
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 4.00% 2/1/2051	2,800	2,351
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2034	1,000	933
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 12/1/2040	2,000	2,085
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 4.00% 12/1/2049	5,000	4,265
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 8/1/2030	1,250	1,377
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2037	2,000	1,856
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	4,000	3,669
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2039	3,360	3,050
Port Auth., Consolidated Bonds, Series 233, 5.25% 8/1/2052	4,000	4,178
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	76,210	63,690
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2060	37,790	30,979
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 11/15/2035	1,750	1,903
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2036	1,105	1,038
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2037	1,000	926
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2038	2,000	1,827
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2039	4,000	3,630
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2052	3,000	2,515
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2061	36,865	29,804
County of Suffolk, G.O. Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2/1/2026	1,000	1,046
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 12/1/2023	250	249
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 12/1/2024	250	248
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 12/1/2025	275	272
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2029	180	183
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2029	1,000	1,013
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2034	165	164
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2034	1,000	995
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2040	175	170
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	1,050	1,017
Thruway Auth., General Rev. Bonds, Series 2020-N, 5.00% 1/1/2034	5,000	5,269
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2045	5,000	4,206
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	7,500	6,226
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2032	5,000	5,131
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2037	7,000	6,420
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2038	11,260	10,181
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	4,000	3,592
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2041	3,500	3,508
The Tax-Exempt Bond Fund of America — Page 93 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045	USD4,000	$3,417
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2046	8,500	8,463
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2051	1,600	1,573
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 1/1/2056	3,250	3,288
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 1/1/2028	1,500	1,606
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 1/1/2029	2,000	2,138
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 1/1/2030	1,700	1,813
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2036	3,995	3,799
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2041	7,225	6,425
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2042	10,000	8,797
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2044	9,000	7,803
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2049	5,000	4,203
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	8,125	6,797
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	15,000	12,491
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2054	15,885	13,048
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056	20,000	16,286
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2058	5,000	4,038
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2022	850	851
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2031	1,200	1,204
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2032	1,100	1,093
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	2,985	2,917
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2036	5,700	5,508
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	2,125	2,026
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2039	1,800	1,506
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2041	5,830	4,803
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2033	2,395	2,501
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2034	960	995
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2035	1,000	1,030
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2022-A, 5.00% 11/15/2047	8,335	8,502
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2049	18,000	18,301
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 11/15/2051	14,000	14,229
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2022-A, 4.00% 11/15/2052	15,000	12,197
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	9,750	9,876
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 11/15/2056	15,240	15,383
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2013-A, 5.00% 11/15/2023	2,500	2,523
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2005-B-4A, 2.416% 1/1/2032 (put 2/1/2024)[2]	5,345	5,251
The Tax-Exempt Bond Fund of America — Page 94 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2017-B, 5.00% 11/15/2033	USD3,000	$3,133
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2021-A-2, 2.00% 5/15/2045 (put 5/15/2024)	500	483
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2022-E-2B, 5.00% 11/15/2032	8,925	9,775
Triborough Bridge and Tunnel Auth., Rev. Ref. Bonds (MTA Bridges and Tunnels), Capital Appreciation Bonds, Series 2013-A, 0% 11/15/2032	3,095	1,953
City of Troy Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2015, 5.00% 8/1/2027	800	825
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2032	1,750	1,817
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2033	1,250	1,290
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2034	1,750	1,794
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2035	1,250	1,273
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2039	1,500	1,508
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 4.00% 9/1/2040	1,750	1,448
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2028	750	785
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2029	1,000	1,044
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2030	3,500	3,644
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2031	2,250	2,337
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2031	5,000	5,299
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 3/15/2034	5,000	5,096
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 3/15/2034	1,000	1,038
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2034	7,500	7,813
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2035	1,990	2,046
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 3/15/2036	4,500	4,658
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037	1,000	1,034
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2038	1,130	1,187
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2039	5,000	4,569
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	2,500	2,568
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	3,545	2,707
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2041	39,165	35,090
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2042	3,100	3,192
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2044	12,000	12,206
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2044	5,000	5,127
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045	2,500	2,163
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2045	5,445	4,712
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	7,135	5,007
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 4.00% 3/15/2047	1,000	854
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	1,120	947
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	15,000	12,684
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2050	3,000	3,059
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2037	17,495	16,441
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 3/15/2039	6,500	6,711
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	12,500	9,348
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 3/15/2043	2,000	1,772
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 3/15/2046	1,750	1,519
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 6/15/2034	900	996
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 12/15/2034	1,000	1,040
The Tax-Exempt Bond Fund of America — Page 95 of 146

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 12/15/2034	USD3,555	$3,937
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 12/15/2035	750	777
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2038	5,000	5,236
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 12/15/2039	3,000	3,231
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	16,000	16,619
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe, LP Project), Series 2021, 0.28% 4/1/2024 (put 4/1/2023)	12,985	12,775
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 7/1/2026[1]	3,590	3,416
		2,791,143
North Carolina 0.81%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 11/1/2024 (put 11/1/2022)	5,430	5,430
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2021-A, 3.00% 7/1/2046	2,635	1,829
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 4.00% 7/1/2047	10,050	8,462
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 3.00% 7/1/2039	3,250	2,575
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 6/1/2024 (put 6/1/2023)	1,250	1,225
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 1/1/2025 (escrowed to maturity)	5,725	6,036
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 1/1/2026 (escrowed to maturity)	2,500	2,694
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 1/1/2026 (escrowed to maturity)	1,990	2,147
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 5/1/2024 (put 5/1/2023)	3,110	3,037
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 3/1/2030	3,000	3,096
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 5.00% 3/1/2033	1,250	1,362
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 3/1/2034	7,000	6,706
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 3/1/2035	13,910	13,165
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-D, 5.00% 1/15/2049 (put 12/1/2031)	2,400	2,556
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2038	1,635	1,495
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2039	1,390	1,262
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 4.00% 1/15/2043	5,325	4,656
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.85% 7/1/2040	2,105	1,578
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	1,945	1,931
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050	3,220	3,170
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	14,975	14,057
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	4,595	4,540
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048	13,985	13,781
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	3,340	3,282
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	2,110	2,070
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	9,185	8,661
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2040	1,425	1,357
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2045	1,500	1,173
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	1,000	750
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2050	6,500	5,910
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2038	1,000	984
The Tax-Exempt Bond Fund of America — Page 96 of 146

unaudited
Bonds, notes & other debt instruments (continued) North Carolina (continued)	Principal amount (000)	Value (000)
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2049	USD7,665	$7,207
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 5.00% 10/1/2031	1,400	1,405
Medical Care Commission, Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2019-A, 4.00% 11/1/2049	5,000	4,255
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2/1/2030	420	456
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2/1/2031	450	488
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2/1/2032	475	506
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 4.00% 2/1/2036	1,475	1,369
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	1,020	812
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	4,000	3,296
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	1,840	1,779
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2044	5,000	4,648
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	5,300	4,825
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2040	8,815	3,670
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2041	5,500	2,156
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2042	4,650	1,714
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2043	3,650	1,266
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2019, Assured Guaranty Municipal insured, 4.00% 1/1/2055	9,820	7,974
		178,803
North Dakota 0.31%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 5/1/2024	2,315	2,165
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2038	1,250	1,054
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2040	1,875	1,538
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2041	2,000	1,616
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2046	1,500	1,149
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2051	2,675	1,761
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 12/1/2051	1,700	1,267
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 1/1/2036	420	367
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046	2,165	2,118
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 1/1/2036	735	732
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 1/1/2038	225	224
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, (SIFMA Municipal Swap Index + 0.20%) 2.44% 1/1/2043 (put 7/1/2024)[2]	2,000	2,000
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 7/1/2046	1,980	1,970
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 7/1/2047	2,125	2,102
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 1/1/2048	1,740	1,719
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	3,985	3,933
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	8,930	8,808
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	1,905	1,887
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	10,715	10,462
The Tax-Exempt Bond Fund of America — Page 97 of 146

unaudited
Bonds, notes & other debt instruments (continued) North Dakota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	USD4,975	$4,857
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	9,625	9,126
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	2,725	2,568
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	640	594
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-F, 5.00% 1/1/2053	4,000	4,042
		68,059
Ohio 2.24%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2/1/2026 (put 11/1/2024)	1,000	930
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)	1,115	1,003
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026	3,250	3,018
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026	4,700	4,364
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-D, 1.90% 5/1/2026 (put 10/1/2024)	9,000	8,528
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	7,500	6,683
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2041	2,980	2,916
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 4.00% 11/15/2036	1,000	838
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 12/1/2028	2,360	2,498
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	4,800	4,240
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2036	3,420	3,486
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 3.00% 6/1/2048	6,765	4,402
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048	4,500	3,568
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	7,305	7,112
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	500	431
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2051	1,000	838
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2036	1,545	1,662
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2040	1,110	1,172
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 12/1/2037	1,160	1,166
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 12/1/2047	4,495	4,293
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 1/1/2023	1,260	1,264
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2027	1,175	1,203
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2028	1,525	1,557
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2030	2,000	2,033
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2031	1,000	1,014
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 1/1/2048	5,000	4,841
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.25% 2/15/2047	5,000	4,816
The Tax-Exempt Bond Fund of America — Page 98 of 146

unaudited
Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	USD7,970	$7,761
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	1,120	919
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 12/1/2035	1,000	1,044
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 4.00% 12/1/2039	435	384
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2049	2,800	2,303
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2035	300	328
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 3/1/2034	1,600	1,760
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	1,345	1,278
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	14,325	12,031
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	33,570	32,082
County of Hamilton, Sales Tax Rev. Ref. and Improvement Bonds, Capital Appreciation Bonds, Series 2000-B, AMBAC insured, 0% 12/1/2027	6,180	5,036
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2025	170	169
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2034	490	455
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2035	505	464
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2036	400	363
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023-B, 4.00% 7/1/2039	900	757
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	1,260	1,046
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2040	2,460	2,465
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,000	1,958
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	1,345	1,305
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (John Carroll University Project), Series 2022, 4.00% 10/1/2052	22,000	16,726
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2030	1,090	1,134
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2032	1,000	1,033
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2034	1,040	1,068
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2036	1,000	1,024
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2032	1,095	1,099
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2038	2,265	2,232
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	4,490	4,287
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[1]	3,330	3,149
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[1]	2,000	1,780
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048[1]	13,825	10,888
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2032	4,000	4,064
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2035	1,990	2,015
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2046	10,250	9,987
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2030	2,500	2,714
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 1/1/2031	1,700	1,800
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2031	2,175	2,376
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2032	1,575	1,725
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2033	2,410	2,594
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2034	6,350	6,795
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2039	1,000	1,048
The Tax-Exempt Bond Fund of America — Page 99 of 146

unaudited
Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 9/1/2024 (put 9/1/2023)	USD2,510	$2,414
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 11/1/2024 (put 11/1/2023)	2,700	2,602
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	590	576
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	6,985	6,904
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 3/1/2047	4,070	4,057
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	7,585	7,489
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	9,740	9,697
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-B, 3.25% 3/1/2050	2,520	2,412
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050	6,245	6,216
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	6,420	6,222
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	21,850	20,592
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	9,980	9,404
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	12,000	8,321
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 12/15/2030	1,780	1,961
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 12/15/2031	4,375	4,841
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 12/15/2031	1,635	1,809
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 12/15/2032	1,700	1,889
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2036	1,450	1,338
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2037	2,100	1,920
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2038	2,100	1,902
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2039	1,000	898
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2041	3,000	2,635
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2046	10,000	8,315
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	1,250	992
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 11/15/2031 (preref. 11/15/2024)	1,200	1,241
Northwest Local School Dist., School Improvement Unlimited Tax G.O. Bonds, Series 2015, 5.00% 12/1/2040 (preref. 12/1/2023)	2,015	2,052
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2021-A, 4.00% 12/1/2048	20,000	17,609
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 12/1/2033	1,000	1,044
Port Auth., Gas Supply Rev. Ref. Bonds, Series 2019, 5.00% 8/1/2049 (put 2/1/2025)	3,000	3,036
Public Facs. Commission, Higher Education G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 8/1/2027	2,500	2,685
County of Ross, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group), Series 2019, 5.00% 12/1/2039	4,000	4,003
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 12/1/2032	9,710	9,730
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 12/1/2042	18,815	18,856
Turnpike and Infrastructure Commission, Rev. Ref. Bonds, Series 2010-A, 5.25% 2/15/2027	2,500	2,683
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2031	12,080	12,911
The Tax-Exempt Bond Fund of America — Page 100 of 146

unaudited
Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2032	USD6,690	$7,111
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2033	19,230	20,384
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2/15/2038	1,775	1,649
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2/15/2038	410	384
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2041	2,665	1,040
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2042	3,500	1,280
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2043	2,340	803
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2032	2,690	2,966
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2033	3,635	4,022
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2039	11,615	12,417
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2033	375	379
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2033	875	893
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.75% 7/1/2033	1,000	1,016
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2034	505	510
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2034	1,000	1,016
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2035	1,000	1,016
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2036	580	588
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040	1,930	1,933
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2040	5,000	5,290
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2050	2,500	2,598
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Green Bonds, Series 2021-A, 5.00% 12/1/2034	875	952
		492,825
Oklahoma 0.17%
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2036	2,000	2,102
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2039	3,530	3,694
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2031	5,500	5,785
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2019-A, 4.00% 9/1/2049	3,440	3,376
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 9/1/2050	2,120	2,020
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2031	1,300	1,338
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2034	1,000	1,025
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2047	3,070	3,119
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 9/1/2026	1,200	1,270
The Tax-Exempt Bond Fund of America — Page 101 of 146

unaudited
Bonds, notes & other debt instruments (continued) Oklahoma (continued)	Principal amount (000)	Value (000)
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 1/1/2047	USD3,745	$3,831
Turnpike Auth., Turnpike System Rev. Bonds, Series 2018-A, 4.00% 1/1/2048	10,600	9,467
		37,027
Oregon 0.36%
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 4/1/2040	2,480	2,121
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 4/1/2045	3,305	3,271
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2029	300	310
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2030	300	311
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2035	275	276
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	1,750	1,680
G.O. Bonds, Series 2017-C, 5.00% 6/1/2029	5,000	5,350
G.O. Bonds, Series 2017-C, 5.00% 6/1/2033	2,500	2,645
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 12/1/2045	3,355	3,327
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047	3,430	3,356
G.O. Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	610	616
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 3/1/2024 (put 3/1/2023)	1,595	1,575
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 1/1/2047	3,930	3,898
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	2,580	2,551
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 7/1/2048	6,620	6,483
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049	1,750	1,745
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-C, 4.50% 7/1/2049	1,245	1,241
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 1/1/2050	3,485	3,491
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2021-A, 3.00% 7/1/2052	17,170	16,137
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	2,000	1,703
City of Portland, Water System Rev. Bonds, Series 2019-A, 4.00% 5/1/2039	1,445	1,334
Port of Portland, Portland International Airport Rev. Bonds, Series 23, 5.00% 7/1/2027	1,675	1,730
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2037	1,000	1,046
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2040	1,000	1,038
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	2,000	1,471
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	4,000	2,736
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2024	210	210
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2025	230	229
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2026	225	223
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2027	125	124
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2053	1,500	1,339
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2029	2,435	2,584
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2030	2,075	2,192
Tri-County Metropolitan Transportation Dist., Payroll Tax Rev. Bonds, Series 2021-A, 3.00% 9/1/2036	1,000	845
		79,188
The Tax-Exempt Bond Fund of America — Page 102 of 146

unaudited
Bonds, notes & other debt instruments (continued) Pennsylvania 4.55%	Principal amount (000)	Value (000)
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2014-A, 5.00% 3/1/2032 (preref. 3/1/2025)	USD1,000	$1,037
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 4.00% 1/1/2046	8,500	7,350
County of Allegheny, Higher Education Building Auth., Rev. Bonds (Carnegie Mellon University), Series 2022-A, (USD-SOFR x 0.70 + 0.29%) 2.418% 2/1/2033 (put 8/1/2027)[2]	6,250	5,919
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2032	4,350	4,463
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2033	3,500	3,580
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2047	2,500	2,419
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 2.684% 2/1/2037[2]	8,155	7,953
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2035	2,000	1,823
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2036	5,000	4,506
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	3,750	3,332
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039	2,105	1,809
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 4.00% 6/1/2033	250	246
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 6/1/2035	1,000	952
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 6/1/2036	1,250	1,168
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 6/1/2038	2,000	1,815
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-B, 4.00% 6/1/2050	2,000	1,670
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2028	2,565	2,725
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2029	2,995	3,213
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[1]	1,610	1,381
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	3,250	2,874
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2035	2,000	1,521
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2047	1,000	571
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2047	9,800	6,681
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2050	1,000	562
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2037	750	719
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047	600	533
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2047	100	90
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2048	1,000	898
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 2.38% 1/1/2030 (put 11/1/2025)[2]	825	793
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 2.38% 7/1/2031 (put 11/1/2025)[2]	1,100	1,057
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 2.38% 1/1/2032 (put 11/1/2025)[2]	870	836
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2046	515	360
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2054	8,400	6,748
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2023	135	136
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2025	250	255
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2026	120	123
The Tax-Exempt Bond Fund of America — Page 103 of 146

unaudited
Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2027	USD760	$778
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2029	1,130	1,148
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2030	515	521
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2031	660	665
County of Chester, Health and Education Facs. Auth., Health System Rev. Bonds (Main Line Health System), Series 2017-A, 4.00% 10/1/2042	2,500	2,154
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 4.00% 11/1/2044	9,155	7,657
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 4.00% 11/1/2049	20,940	16,865
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.00% 1/1/2023	430	428
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2031	2,050	2,162
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2032	55	58
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2036	1,000	1,046
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2031	350	365
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 1/1/2031	1,000	1,063
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 1/1/2032	1,250	1,324
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-LIBOR x 0.67 + 0.75%) 2.815% 6/1/2037[2]	6,750	5,947
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	4,265	3,518
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	1,630	1,289
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	500	391
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050	5,000	3,809
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	2,500	1,896
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 5.00% 2/15/2038	2,000	2,030
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 5.00% 2/15/2039	2,725	2,746
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 4/1/2029	1,000	1,072
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2030	425	460
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 4/1/2030	500	541
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2025	2,500	2,563
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2026	2,000	2,066
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2027	3,000	3,119
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2028	3,000	3,138
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2029	4,000	4,178
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030	4,000	4,168
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2031	3,500	3,634
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2032	3,000	3,107
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2033	3,000	3,097
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2034	3,000	3,082
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2022	290	290
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 2.84% 6/1/2049 (put 6/1/2024)[2]	6,000	5,978
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 8/15/2035	7,000	6,590
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 8/15/2036	5,500	5,145
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 8/15/2042	3,500	3,539
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2049	14,000	11,858
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2037	1,525	1,415
The Tax-Exempt Bond Fund of America — Page 104 of 146

unaudited
Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2039	USD1,450	$1,323
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2042	2,015	1,796
Higher Educational Facs. Auth., Rev. Bonds (Trustees of the University of Pennsylvania), Series 2017-A, 5.00% 8/15/2033	1,675	1,761
Higher Educational Facs. Auth., Rev. Ref. Bonds, Series 2015-AQ, 5.00% 6/15/2024	3,900	3,997
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 10/1/2031	5,000	4,396
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031	3,320	2,926
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 10/1/2032	6,000	5,354
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.50% 10/1/2034	6,500	5,721
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	3,365	3,328
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	7,500	6,081
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 10/1/2046	3,160	3,112
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 10/1/2046	5,540	5,454
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	695	687
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 10/1/2047	425	397
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	11,710	11,550
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	3,375	3,225
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-136, 3.00% 10/1/2051	14,695	14,005
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051	4,625	4,259
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	15,945	14,630
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Country Commons Apartments), Series 2018, 3.60% 8/1/2035	6,172	5,612
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 6/1/2024 (put 6/1/2023)	9,335	9,094
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	1,195	865
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	1,585	1,113
County of Lancaster, Hospital Auth., Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2025	650	642
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2038	1,100	1,119
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2039	1,100	1,115
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2041	1,000	1,006
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2046	7,660	7,553
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2051	11,500	11,234
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2044	5,000	4,844
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 4.00% 7/1/2049	9,685	7,681
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 3.34% 8/15/2038[2]	12,155	12,003
County of Lehigh, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network), Series 2016-A, 4.00% 7/1/2035	4,000	3,687
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2038	1,000	887
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2039	1,000	875
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2044	2,500	2,125
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2047	11,000	10,717
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2052	14,775	11,668
The Tax-Exempt Bond Fund of America — Page 105 of 146

unaudited
Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2056	USD19,465	$15,226
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2057	30,000	27,980
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 1/15/2024 (escrowed to maturity)	800	815
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2030 (preref. 1/15/2025)	1,000	1,039
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2031 (preref. 1/15/2025)	5,000	5,193
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2036 (preref. 1/15/2025)	3,000	3,116
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2045 (preref. 1/15/2025)	5,580	5,796
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	8,155	7,992
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	19,000	18,331
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2046	1,325	1,235
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	1,990	1,829
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2022	145	145
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2024	100	100
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	850	857
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049	3,595	3,610
County of Montour, Geisinger Auth. Health System Rev. Bonds, Series 2020-A, 4.00% 4/1/2039	5,540	4,983
County of Montour, Geisinger Auth. Health System Rev. Bonds, Series 2017-A-1, 4.00% 2/15/2047	7,975	6,765
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 3.585% 6/1/2028 (put 6/1/2024)[2]	10,500	10,520
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 4.00% 8/15/2040	2,915	2,491
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 8/15/2043	1,000	970
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 8/15/2046	4,000	3,880
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 3.24% 8/15/2048 (put 8/15/2024)[2]	3,650	3,651
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 8/15/2048	1,000	964
Pennsylvania State University, G.O. Bonds, Series 2016-A, 5.00% 9/1/2032	1,000	1,048
Pennsylvania State University, G.O. Bonds, Series 2016-A, 5.00% 9/1/2034	1,000	1,046
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 9/1/2038	2,775	2,926
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 9/1/2039	2,330	2,440
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 9/1/2040	1,250	1,304
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2028	2,000	2,063
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2031	1,000	1,024
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2032	2,000	2,045
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2034	1,000	1,016
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2031	1,500	1,543
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2033	2,750	2,814
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2028	1,000	1,027
The Tax-Exempt Bond Fund of America — Page 106 of 146

unaudited
Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty Municipal insured, 5.00% 7/1/2035	USD1,955	$2,000
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty Municipal insured, 5.00% 7/1/2037	3,000	3,051
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty Municipal insured, 4.00% 7/1/2040	3,660	3,165
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2027	5,625	5,792
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2028	1,000	1,028
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2029	2,620	2,687
City of Philadelphia, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045	3,000	3,066
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2034	3,915	4,098
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2037	2,000	2,082
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2042	1,000	1,036
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2052	4,000	4,022
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 10/1/2052	3,000	3,049
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 11/1/2029	3,475	3,685
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 11/1/2030	5,900	6,247
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 11/1/2031	3,560	3,758
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2024	1,185	1,216
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 9/1/2027	3,905	4,108
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2027	500	526
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 9/1/2027 (preref. 9/1/2026)	5	5
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028	11,000	11,519
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2029	10,000	10,439
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2029	1,250	1,329
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2030	1,990	2,071
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2031	1,600	1,688
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2032	1,000	1,037
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2034	4,255	4,385
Philadelphia School Dist., G.O. Bonds, Series 2015-A, 5.00% 9/1/2035	1,400	1,451
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2035	1,000	1,026
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2035	6,320	6,512
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2036	3,500	3,196
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 9/1/2036	5,270	4,830
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2037	3,700	3,345
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 9/1/2037	3,765	3,421
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2037	1,850	1,892
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2038	4,270	3,822
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 9/1/2038	1,000	1,019
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2039	1,800	1,600
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 9/1/2044	15,000	15,023
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 9/1/2046	12,500	10,269
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 9/1/2023	2,500	2,531
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034	17,000	17,715
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 9/1/2032	2,000	2,197
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 9/1/2033	1,250	1,364
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2017-C, Assured Guaranty Municipal insured, 2.89% 9/1/2040 (put 12/1/2023)[2]	4,000	4,001
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 6/1/2027	9,820	10,357
The Tax-Exempt Bond Fund of America — Page 107 of 146

unaudited
Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2030	USD4,000	$4,144
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2033	6,000	6,139
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2037	1,750	1,802
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.78%) 2.845% 12/1/2024[2]	8,705	8,709
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.83%) 2.895% 12/1/2031[2]	4,520	4,345
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 12/1/2032	1,000	1,055
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 12/1/2033	800	841
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 1/1/2033	14,950	13,940
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	525	415
Turnpike Commission, Oil Franchise Tax Rev. Bonds, Series 2021-A, 4.00% 12/1/2051	7,000	5,985
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2032	1,000	1,050
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 6/1/2033	17,230	17,844
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2033	1,500	1,566
Turnpike Commission, Turnpike Rev. Bonds, Series 2022-A, 5.00% 12/1/2033	4,780	5,130
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 6/1/2034	6,995	7,232
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2034	2,000	2,051
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2035	3,500	3,586
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2036	3,250	3,325
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2039	3,410	3,113
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2039	1,200	1,095
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-C, 5.00% 12/1/2039	6,000	6,053
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2040	4,000	3,622
Turnpike Commission, Turnpike Rev. Bonds, Series 2020-B, 5.00% 12/1/2040	1,000	1,015
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2041	2,175	1,957
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2041	9,530	9,575
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2042	6,250	5,582
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2042	1,550	1,384
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2042	6,500	6,524
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2043	1,660	1,406
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2043	7,630	6,758
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2043	1,325	1,174
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	2,075	1,743
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	22,450	22,473
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	2,500	2,431
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2045	1,280	1,064
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2046	2,490	2,055
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2046	20,960	20,811
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 12/1/2046	11,000	10,922
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2046	4,250	4,220
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2047	12,220	12,095
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	28,265	27,720
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	9,000	7,240
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 3.00% 12/1/2051	8,990	5,722
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 3.00% 12/1/2051	3,320	2,162
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2051	5,000	4,083
The Tax-Exempt Bond Fund of America — Page 108 of 146

unaudited
Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2051	USD6,350	$5,363
County of Westmoreland, Municipal Auth., Municipal Service Rev. Bonds, Series 2016, BAM insured, 5.00% 8/15/2042	5,000	5,079
		1,000,904
Puerto Rico 0.65%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033[1]	415	388
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2033[1]	2,580	2,410
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[1]	5,000	4,596
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[1]	3,155	2,852
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042[1]	990	758
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[1]	7,460	5,715
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[1]	9,060	6,940
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 3.028% 7/1/2029[2]	22,105	20,765
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 7/1/2026	490	490
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	1,390	1,391
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2025	990	990
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,870	1,871
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 10/1/2029	1,280	1,281
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2029	2,100	2,203
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2039	2,400	2,450
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2032	1,000	1,033
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	3,840	4,159
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	45	49
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2047[2]	5,690	1,452
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 8/1/2054[2]	9,298	2,311
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	2,250	1,893
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	1,343	1,130
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	2,000	1,656
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	19,225	16,533
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2024	102	94
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2029	243	169
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2031	314	192
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	232,654	50,673
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2023	4,600	4,571
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,250	1,210
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	5	5
		142,230
The Tax-Exempt Bond Fund of America — Page 109 of 146

unaudited
Bonds, notes & other debt instruments (continued) Rhode Island 0.32%	Principal amount (000)	Value (000)
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2032	USD640	$652
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2034	1,505	1,524
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2036	500	503
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2037	250	251
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	2,130	2,096
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2046	10,010	9,710
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 6/15/2023	1,000	1,009
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 6/15/2024	2,250	2,298
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 7/1/2023	2,990	3,021
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	1,365	1,140
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	3,865	3,162
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2025	5,500	5,559
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 5/15/2026	4,000	4,151
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 4/1/2033	310	311
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048	5,360	5,246
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 74, 3.00% 4/1/2049	7,800	7,377
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 71, 3.75% 10/1/2049	7,775	7,580
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 70, 4.00% 10/1/2049	3,990	3,922
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	11,525	10,814
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 10/1/2040 (put 10/1/2023)	405	391
		70,717
South Carolina 1.69%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Colonel Bluffs Apartments Project), Series 2022-B, 1.25% 8/1/2025 (put 8/1/2024)	1,760	1,678
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042	2,471	538
Fort Mill School Dist., G.O. Bonds, Series 2013-A, 4.00% 3/1/2028 (preref. 3/1/2023)	1,475	1,479
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 2.65% 7/1/2035	1,140	913
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 7/1/2047	845	836
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	1,060	1,058
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-B, 3.75% 1/1/2050	11,330	10,985
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	1,085	1,062
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	4,455	4,182
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	1,935	1,912
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2014-A-1, 4.00% 7/1/2041	315	314
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (The Sullivan), Series 2021-B, 0.34% 4/1/2025 (put 4/1/2024)	2,260	2,142
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 6/1/2025 (put 6/1/2024)	3,700	3,544
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2034	605	515
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2044	1,280	1,114
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2049	620	426
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2049	4,030	3,410
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2054	1,165	772
The Tax-Exempt Bond Fund of America — Page 110 of 146

unaudited
Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054	USD3,500	$2,905
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2036 (preref. 8/15/2026)[1,3]	12,100	12,731
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2026[1]	1,145	1,139
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036[1]	2,500	2,293
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2044	9,800	8,388
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 5/1/2048	19,200	18,249
Jobs-Econ. Dev. Auth., Lease Rev. Bonds (SPE Fayssoux Properties, LLC Project), Series 2016-A, 5.25% 8/15/2033	1,450	1,470
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-C, 5.00% 11/15/2047	1,090	1,005
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 10/1/2028	1,210	1,266
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 10/1/2048 (put 2/1/2024)	11,000	10,951
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2040	5,845	5,776
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 12/1/2041	5,640	4,841
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 12/1/2042	6,840	5,820
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2043	7,750	7,561
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2051	6,890	6,620
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2034	900	905
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2035	6,965	6,982
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	1,090	1,093
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2036	13,800	13,796
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2036	1,885	1,884
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2037	500	495
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	15,000	14,688
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2021-B, 4.00% 12/1/2047	3,570	2,925
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	2,930	2,790
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2026	820	841
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2028	4,495	4,595
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2028	2,730	2,824
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2029	100	102
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	2,395	2,458
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2030	3,010	3,094
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2031	2,620	2,674
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034	5,960	5,990
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2034	3,625	3,645
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2035	4,270	4,282
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2038	5,195	4,574
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2042	5,000	4,255
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 4.00% 12/1/2045	470	389
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2047	75,000	61,450
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2052	37,000	29,669
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2055	32,260	25,475
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055	19,406	15,325
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055	14,997	11,843
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Hickory Heights and Oakland Apartments Project), Series 2021, 0.29% 10/1/2024 (put 10/1/2023)	2,780	2,709
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 4.00% 4/15/2037	555	501
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 4.00% 5/1/2047	1,540	1,338
The Tax-Exempt Bond Fund of America — Page 111 of 146

unaudited
Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 5.00% 5/1/2052	USD2,030	$2,082
University of South Carolina, Higher Education Rev. Bonds (Campus Village Project), Series 2021-A, 5.00% 5/1/2040	6,740	7,058
		370,626
South Dakota 0.29%
Health and Educational Facs. Auth., Rev. Bonds (Monument Health), Series 2020-A, 4.00% 9/1/2050	3,000	2,480
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 11/1/2025	600	616
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 11/1/2026	700	717
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-A, 4.00% 11/1/2034	7,350	6,762
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 4.00% 11/1/2040	1,750	1,514
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 5/1/2044	555	554
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	2,055	2,044
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046	2,945	2,903
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	4,330	4,264
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 11/1/2047	3,270	3,233
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	10,055	9,921
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	4,705	4,634
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-A, 3.75% 11/1/2050	7,980	7,785
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051	7,900	7,616
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	7,720	7,263
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	600	606
		62,912
Tennessee 0.86%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014-A, 5.00% 10/1/2034	150	150
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 10/1/2039	4,420	4,304
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 10/1/2044	2,415	2,297
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 5.00% 7/1/2035	3,425	3,370
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 4.00% 7/1/2040	6,000	5,045
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	2,830	2,777
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 7/1/2038	230	229
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	415	410
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-1, 4.00% 1/1/2043	4,155	4,098
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 1/1/2045	580	577
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045	560	556
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046	790	783
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	490	481
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 1/1/2048	3,650	3,573
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048	14,640	14,337
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-4-B, 4.00% 7/1/2048	75	74
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-2, 4.00% 1/1/2049	7,325	7,233
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049	5,830	5,777
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 3.50% 1/1/2050	15,800	15,175
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	5,270	5,219
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-1-A, 3.50% 7/1/2050	2,755	2,652
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-1, 3.00% 7/1/2051	3,620	3,422
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-2, 3.00% 1/1/2052	17,435	16,377
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	475	480
The Tax-Exempt Bond Fund of America — Page 112 of 146

unaudited
Bonds, notes & other debt instruments (continued) Tennessee (continued)	Principal amount (000)	Value (000)
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 1/1/2024	USD4,055	$4,063
City of Memphis, Sanitary Sewage System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2045	1,000	1,037
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 1/1/2029 (preref. 1/1/2023)	8,000	8,024
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 7/1/2031	4,350	4,501
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2017-A, 5.00% 7/1/2048	4,000	3,707
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2042	5,000	5,137
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2046	5,000	5,112
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 7/1/2046	4,000	4,090
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	8,000	7,893
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2049	1,015	993
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2054	4,000	3,904
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	35,025	34,149
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2/1/2027	1,890	1,900
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049[2]	5,000	4,861
		188,767
Texas 8.89%
Affordable Housing Corp., Single Family Mortgage Rev. Bonds (Texas Heroes Home Loan Program), Series 2019-A, 4.25% 3/1/2049	1,175	1,163
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 4.00% 8/15/2036	3,000	2,868
Aledo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2036	1,000	1,042
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2/15/2043 (preref. 8/15/2023)	3,235	3,280
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2027	1,210	1,271
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2042	2,000	2,051
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2034	650	678
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2036	915	952
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2037	1,445	1,500
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2047	2,625	2,693
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2023	150	152
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2024	185	190
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2025	195	202
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2034	330	314
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2035	1,000	940
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2036	385	359
The Tax-Exempt Bond Fund of America — Page 113 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2038	USD900	$816
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2039	470	425
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2022, 4.00% 8/15/2047	4,000	3,440
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2032	1,000	879
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2034	1,000	952
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2035	1,000	940
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2037	1,000	919
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2051	9,545	6,177
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2023	325	329
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2024	325	334
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2032	600	644
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2047	4,050	4,155
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2057	25,370	24,421
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	820	744
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	1,000	979
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2037	725	750
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2042	4,165	4,296
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	1,100	1,023
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2048	3,345	3,447
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2049	1,725	1,465
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2029	1,500	1,587
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2030	1,000	1,057
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2031	1,100	1,159
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2032	1,000	1,048
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2035	2,245	2,338
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2038	1,000	1,023
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2043	11,495	11,648
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2030	3,000	3,151
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2037	2,660	2,766
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2032	1,100	1,135
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2033	2,220	2,276
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2034	2,000	2,039
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2035	1,125	1,145
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2036	3,605	3,664
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2037	2,000	2,026
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2041	2,500	2,507
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 11/15/2036	2,000	2,121
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 11/15/2039	2,000	2,083
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2028	1,000	1,044
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2031	1,130	1,189
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2032	1,000	1,049
The Tax-Exempt Bond Fund of America — Page 114 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2033	USD1,000	$1,046
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2035	2,000	2,081
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2044	6,000	6,175
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2045	1,500	1,523
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 3.00% 5/15/2027	1,705	1,636
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2028	1,000	1,056
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2029	3,000	3,167
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2032	4,405	4,608
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2035	8,185	8,533
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2035	4,000	4,197
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2036	1,565	1,494
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036	1,000	1,032
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2036	6,985	7,274
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2037	5,000	5,231
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2014, 5.00% 11/15/2039	600	610
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2041	1,750	1,593
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2041	5,000	5,173
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2045	11,795	12,147
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2020-C, 5.00% 11/15/2050	5,000	5,189
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2036	500	411
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2037	1,000	798
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2021, 4.00% 6/15/2044	3,500	3,135
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2028	1,100	1,169
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2033	2,000	2,092
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2034	3,105	3,364
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2035	6,155	6,409
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2036	10,150	10,553
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2036	2,745	2,927
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2037	1,780	1,883
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2039	2,220	2,028
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2040	1,500	1,359
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2/15/2045	2,500	2,547
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 4.25% 2/15/2052	6,000	5,255
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2034	1,750	1,840
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2037	1,500	1,393
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2038	3,000	2,763
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2038	4,200	4,352
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2039	1,500	1,370
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2040	2,150	1,948
County of Bexar, Limited Tax Rev. Ref. Bonds, Series 2017, 5.00% 6/15/2043 (preref. 6/15/2026)	5,000	5,294
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 9/1/2027	1,965	2,071
City of Bryan, Electric System Rev. Bonds, Series 2018, 4.00% 7/1/2043	4,285	3,767
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2027	700	737
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2028	1,405	1,477
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 7/1/2029	645	685
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 7/1/2030	1,000	1,059
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 4.00% 1/1/2051	1,315	1,037
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2031 (preref. 7/1/2025)	1,000	1,043
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2033 (preref. 7/1/2025)	1,000	1,043
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034 (preref. 7/1/2025)	1,500	1,565
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2040 (preref. 7/1/2025)	5,845	6,097
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2016-A, 5.00% 8/15/2046	2,000	2,060
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2024	260	265
The Tax-Exempt Bond Fund of America — Page 115 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	USD405	$419
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 8/15/2032	4,830	4,833
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2033	2,125	2,076
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 8/15/2033	250	254
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2034	2,300	2,206
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2041	1,400	1,270
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2042	1,400	1,263
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2044	5,000	4,444
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	4,280	3,534
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2048	6,470	6,687
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2051	3,100	2,506
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 5.00% 8/15/2028	500	532
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2015-A, 5.00% 12/1/2035	100	98
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	1,465	1,265
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 12/1/2049	3,455	2,947
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Yes Prep Public Schools, Inc.), Series 2020, 5.00% 4/1/2027	560	589
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2038	560	579
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2036	1,000	1,051
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2037	1,945	2,041
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2038	1,775	1,858
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2043	9,240	9,587
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2048	10,000	10,275
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2022, 5.00% 2/15/2031	1,000	1,104
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 5.00% 2/15/2029	1,000	1,086
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 11/1/2028	4,000	4,000
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 11/1/2029	5,000	5,000
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 11/1/2031	6,540	6,540
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 11/1/2037	9,225	8,474
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2037	2,000	2,059
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2040	5,125	5,263
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 1/1/2024 (put 7/1/2023)	6,000	5,937
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2034	2,000	1,834
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2036	1,000	898
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2037	1,250	1,110
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2038	1,000	879
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2036	5,400	5,610
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2042	8,700	9,012
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2046	12,550	12,934
Dallas Area Rapid Transit Sales Tax Rev. Bonds, Series 2020-B, 5.00% 12/1/2023	2,000	2,038
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	790	681
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 12/1/2031	1,130	1,170
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2031	2,500	2,718
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2033	2,000	2,159
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2034	6,520	7,016
The Tax-Exempt Bond Fund of America — Page 116 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2045	USD1,010	$1,050
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2046 (preref. 12/1/2025)	3,000	3,148
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 8/15/2034 (preref. 8/15/2024)	1,000	1,031
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 4.00% 2/15/2030	750	757
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2037	700	653
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 4.00% 8/15/2038	1,000	924
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2039	750	691
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2040	1,000	915
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,500	2,201
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2029	3,500	3,671
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2033	14,180	14,738
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2035	6,775	7,019
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2036	7,500	7,762
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A, 5.00% 8/15/2045	1,000	1,046
Duncanville Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 2/15/2045 (preref. 2/15/2025)	5,390	5,573
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2040	1,000	903
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2041	1,000	898
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2044	1,570	1,381
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2047	1,750	1,523
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2025	1,000	1,046
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	1,750	1,606
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	8,340	7,407
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 3.00% 3/1/2034	1,500	1,284
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2018, 5.00% 8/15/2027	1,080	1,158
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	3,205	2,780
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 8/1/2050 (put 8/1/2025)	2,360	2,137
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2032	750	760
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2033	705	713
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2034	1,000	1,007
G.O. Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 8/1/2026	1,600	1,620
Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 8/1/2025 (put 8/1/2024)	1,875	1,750
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2046	1,900	1,635
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2019, 4.00% 3/1/2049	1,200	997
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2051	2,250	1,920
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 4/1/2053 (preref. 10/1/2023)	11,050	11,225
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2045	10,000	8,570
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2049	8,480	7,017
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 8/15/2040 (put 8/15/2024)	1,520	1,478
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 8/15/2045 (put 8/15/2025)	1,000	926
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 6/1/2024	1,250	1,279
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 11/1/2037	3,170	3,376
The Tax-Exempt Bond Fund of America — Page 117 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2035	USD1,095	$1,186
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 4.00% 10/1/2036	1,380	1,380
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 11/15/2028	1,500	1,528
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 11/15/2053	1,350	1,352
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 11/15/2056	1,000	639
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2024	2,000	2,060
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2031	5,000	5,335
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2032	4,640	4,933
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2033	2,000	2,119
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2043	3,000	3,109
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 4.00% 8/15/2048	9,500	8,346
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2033	1,220	1,271
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2041	2,000	2,060
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2047	7,300	7,480
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 1/1/2023	225	224
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2033	1,560	1,435
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 1/1/2043 (preref. 1/1/2023)	550	553
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	16,455	13,363
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 6/1/2023	385	389
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 12/1/2025	2,800	2,880
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2025	1,000	1,040
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2026	2,500	2,628
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 12/1/2027	2,800	2,872
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2022-A, 4.125% 7/1/2052	6,000	5,099
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2028	1,000	1,035
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2032	1,000	1,028
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 3.00% 10/1/2039	5,000	3,876
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 10/1/2041 (put 10/1/2024)	9,610	9,842
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2020-A, 4.30% 7/1/2040	7,575	7,016
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2012-A, 5.00% 11/15/2023 (preref. 11/15/2022)	1,000	1,001
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 5/15/2050 (put 5/15/2025)	2,140	1,942
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2027	3,100	3,307
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2028	2,600	2,769
The Tax-Exempt Bond Fund of America — Page 118 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2030	USD1,820	$1,934
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031	1,250	1,327
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2033	3,675	3,886
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 4.00% 11/15/2035	12,045	11,661
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 12/1/2045	3,525	3,469
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 2.89% 7/1/2031[2]	7,325	7,325
County of Hidalgo, Drainage Dist. No. 1, Unlimited Tax Improvement Bonds, Series 2019, 5.00% 9/1/2032	1,900	2,014
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 1/1/2025 (put 1/1/2024)	5,625	5,377
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049	5,590	5,599
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	8,660	8,106
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-A, 3.50% 7/1/2052	11,460	10,848
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 9/1/2047	8,039	7,576
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049	2,835	2,837
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	12,315	12,017
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	10,655	9,922
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-A, 5.50% 9/1/2052	5,815	6,025
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)	1,905	1,750
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	1,700	1,810
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2029	2,400	2,542
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2030	3,825	4,030
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2033	1,000	1,039
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2034	2,270	2,348
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2035	2,000	2,057
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2036	8,000	8,189
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2037	2,500	2,546
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2038	2,500	2,533
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2031	8,750	8,810
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2034	5,280	5,514
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2035	12,500	13,040
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2036	5,700	5,940
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2030	1,850	1,993
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2032	2,000	2,137
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/15/2033	6,245	6,755
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2035	3,900	4,117
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036	12,000	12,363
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2036	5,420	5,714
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2038	10,000	10,488
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2039	3,475	3,632
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2023	65	65
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2024	55	55
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2025	45	45
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	80	81
The Tax-Exempt Bond Fund of America — Page 119 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	USD235	$238
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028	115	116
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	160	161
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030	165	165
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031	265	263
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2028	3,060	3,189
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2029	1,000	1,039
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2030	1,000	1,038
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031	1,555	1,611
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032	1,000	1,034
City of Houston, Water and Sewer System Rev. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 12/1/2028	16,525	12,928
Houston Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 8/1/2024 (put 8/1/2023)	2,780	2,702
Houston Independent School Dist., Limited Tax Rev. Ref. Bonds, Series 2012, 4.00% 6/1/2029 (put 6/1/2023)	1,615	1,618
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2/15/2034	2,000	2,105
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-2, 3.50% 6/1/2039 (put 6/1/2025)	3,000	2,920
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2042	2,110	2,189
Humble Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 5.00% 2/15/2027	7,000	7,363
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 3.34% 10/15/2044 (put 10/15/2023)[2]	425	425
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2023	150	151
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2031	125	129
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	300	309
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2034	300	307
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2043	1,750	1,732
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2033	345	347
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2034	360	358
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2035	375	366
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2036	780	746
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2037	810	757
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2038	845	777
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2039	880	802
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2040	615	558
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2033	310	312
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2034	500	498
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2035	300	293
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2036	440	421
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2037	655	612
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2038	610	561
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2039	895	816
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2040	750	680
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2045	1,500	1,299
The Tax-Exempt Bond Fund of America — Page 120 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2023	USD1,000	$1,009
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	1,000	1,014
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2035	3,080	3,098
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 8/1/2036	1,205	1,270
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 8/15/2037 (preref. 8/15/2024)	1,175	562
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 8/15/2043 (preref. 8/15/2024)	14,860	5,098
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2036	3,000	2,841
Lone Star College System, Limited Tax G.O. Bonds, Series 2017-A, 5.00% 8/15/2032	1,000	1,052
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2051	1,000	859
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 5/15/2029	2,150	2,221
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 5/15/2031	3,000	3,095
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2036	2,000	2,086
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2037	2,000	2,086
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	2,000	2,078
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2040	4,415	4,543
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 5/15/2024	880	901
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2025	750	767
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 5/15/2027	3,500	3,530
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2027	1,000	1,048
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2029	1,525	1,591
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2030	2,500	2,681
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2031	1,000	1,068
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2032	3,700	3,914
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2033	1,250	1,318
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2033	1,000	1,066
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 5/15/2034	1,300	1,291
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2034	1,240	1,297
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2034	1,500	1,580
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 5/15/2035	850	831
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 5/15/2036	6,000	6,041
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2036	1,000	1,039
The Tax-Exempt Bond Fund of America — Page 121 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2036	USD1,000	$1,043
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2037	3,000	3,107
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2037	1,000	1,040
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2037	1,000	1,043
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2038	1,000	1,029
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2038	1,585	1,647
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2039	1,000	1,027
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2039	1,565	1,622
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 5/15/2040	1,500	1,519
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2040	810	835
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2040	2,000	2,058
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2043	3,250	3,290
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 5/15/2045	5,000	5,003
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2045	1,000	1,001
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2046	4,000	4,002
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019-A, 4.00% 5/15/2049	5,000	4,022
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2050	7,500	7,493
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2036	2,850	2,327
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2037	2,920	2,344
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2039	3,955	4,107
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 5/1/2030	3,475	3,410
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 2001-A, 2.60% 11/1/2029	1,675	1,437
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)	3,470	3,069
Mesquite Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-B, 5.00% 8/15/2042	4,475	4,661
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	3,045	3,155
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.79% 9/15/2027[2]	7,565	7,324
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR x 0.66 + 0.69%) 2.863% 9/15/2027[2]	53,910	51,768
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR + 0.87%) 3.076% 9/15/2027[2]	24,505	23,699
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027	7,270	7,381
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	6,000	6,078
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2030	9,500	9,602
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	12,010	12,081
The Tax-Exempt Bond Fund of America — Page 122 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2032	USD15,035	$15,051
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2030	1,000	910
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2032	1,565	1,357
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2034	1,250	1,037
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2038	1,000	763
Nacarro Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2057	10,000	8,495
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049	2,610	2,707
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2036[1]	1,000	829
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041[1]	1,245	969
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046[1]	1,430	1,054
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051[1]	1,025	727
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056[1]	2,490	1,700
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 8/15/2033	3,000	2,856
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 8/15/2036	10,000	9,271
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 8/15/2037	10,000	9,190
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2047	4,000	4,036
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 2.10% 4/1/2023	85	85
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2036 (preref. 11/15/2024)	350	367
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2046 (preref. 11/15/2024)	200	210
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	1,000	821
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	1,550	1,226
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2026	1,000	1,012
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2031	1,615	1,613
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2040	4,300	4,142
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2049	3,400	2,537
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2055	5,650	4,072
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)	1,500	1,586
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)	875	925
The Tax-Exempt Bond Fund of America — Page 123 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 4/1/2046	USD1,500	$1,533
Newark Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Austin Achieve Public School, Inc.), Series 2022, 4.00% 6/15/2052	2,000	1,719
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	31,770	24,089
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 8/1/2040 (put 8/1/2024)	995	932
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2/1/2026	4,655	4,934
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2/1/2032	7,800	8,781
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2033	1,125	1,124
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2034	910	896
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2044	2,500	2,177
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2051	12,570	10,561
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2058	2,775	2,287
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2060	25,000	20,475
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2031	2,100	2,194
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2033	2,700	2,807
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034	1,250	1,297
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 12/15/2041	15,790	14,315
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2035	500	430
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2036	470	396
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2039	1,245	973
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2040	1,265	975
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2033	1,440	1,498
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2034	2,000	2,073
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2035	1,200	1,130
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2035	2,245	2,316
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2036	2,500	2,574
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2037	3,000	3,076
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2038	10,000	10,316
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2022-A, 4.125% 1/1/2040	7,500	6,953
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2043	34,970	35,060
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	2,700	2,670
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2038	2,500	2,293
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2039	2,500	2,263
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2040	2,000	1,792
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2041	2,000	1,767
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034	4,500	4,584
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2035	4,000	4,059
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2036	1,000	1,026
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2038	1,500	1,511
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2039	8,905	9,044
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2040	7,200	7,222
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2037	18,005	14,483
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 8/15/2043	7,000	7,075
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 6/1/2050 (put 6/1/2025)	5,250	4,679
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2034	1,250	1,245
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2035	650	638
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2039	1,800	1,655
The Tax-Exempt Bond Fund of America — Page 124 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2/1/2024 (put 9/1/2023)	USD8,610	$8,271
Olmos Park Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 12/1/2026 (preref. 12/1/2022)	2,075	2,078
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2/15/2041	2,600	2,370
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-B, 1.50% 2/15/2050 (put 8/15/2023)	6,000	5,906
Public Fin. Auth., Rev. Fncg. System Bonds (Texas Southern University), Series 2016, BAM insured, 4.00% 5/1/2033	665	641
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2041	1,640	1,360
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2028	1,065	1,118
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2042	2,500	2,590
Rio Grande Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2051	1,135	974
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2023	100	100
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 4.00% 2/1/2034	325	324
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 8/1/2023	1,980	1,995
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 8/1/2027	1,920	1,983
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2/1/2027	3,500	3,395
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2/1/2028	5,000	4,786
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)	8,350	7,102
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2025	470	488
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2026	2,500	2,631
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2029	4,000	4,220
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2038	1,750	1,824
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2039	1,250	1,136
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2039	2,000	2,076
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2040	2,465	2,549
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2040	2,000	2,069
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2041	1,250	1,121
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2041	2,000	2,058
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2042	4,400	4,506
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2043	1,250	1,080
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2044	4,000	4,087
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2044	2,000	2,038
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2045	1,600	1,630
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2046	5,985	6,077
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2/1/2048 (put 12/1/2022)	5,000	4,998
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2048	5,180	5,235
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2049	1,000	1,010
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2049	23,590	23,815
San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 3/1/2026 (put 3/1/2025)	1,205	1,136
San Jacinto Community College Dist., G.O. Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2046	5,000	4,195
San Jacinto Community College Dist., G.O. Building Bonds, Series 2016-A, 4.00% 2/15/2046	2,500	2,098
SMHA Fin. Public Fac. Corp., Multi Family Housing Rev. Bonds (The Lantana Apartments), Series 2021, 0.28% 3/1/2025 (put 3/1/2024)	23,000	21,852
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030	7,510	8,345
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 9/1/2035	465	435
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 9/1/2037	775	720
The Tax-Exempt Bond Fund of America — Page 125 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2/1/2023	USD1,200	$1,205
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	2,500	2,179
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2038	2,500	2,162
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	1,545	1,321
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	1,250	1,065
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	3,775	3,193
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2022-A, 4.00% 7/1/2053	5,000	3,992
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2015-A, 4.25% 11/15/2052	1,000	839
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2031	1,000	1,030
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2032	2,250	2,310
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 5.00% 12/1/2032	3,000	3,166
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 5.00% 12/1/2033	1,800	1,884
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2045	5,000	4,297
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2041	2,000	1,774
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2042	2,725	2,398
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2047	1,350	1,147
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2013-A, 5.00% 8/15/2033 (preref. 8/15/2023)	1,000	1,014
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	6,315	5,570
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2023	1,530	1,541
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	1,500	1,460
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 5/15/2033	1,000	1,052
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2029	5,250	5,579
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2032	6,030	6,470
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2035	1,145	1,201
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2036	1,180	1,237
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2015-A, 5.00% 2/15/2033	2,000	2,048
THF Public Fac. Corp., Multi Family Housing Bonds (Lakeside Manor Apartments), Series 2022, 3.25% 3/1/2040 (put 9/1/2025)	6,000	5,783
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2030	1,055	1,069
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 8/15/2032	2,000	2,048
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2033	5,000	5,050
The Tax-Exempt Bond Fund of America — Page 126 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 8/15/2037	USD4,000	$4,075
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2037	8,250	8,306
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-B, 0% 8/15/2036	1,000	491
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 10/1/2044 (preref. 10/1/2024)	4,000	4,130
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2038	850	335
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2039	950	350
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2040	800	275
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2041	1,425	460
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2043	2,185	614
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2044	2,850	747
Travis County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Montopolis Apartments), Series 2020, 0.40% 7/1/2041 (put 7/1/2024)	18,420	17,230
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 8/1/2030	1,000	1,093
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2028	26,715	21,073
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2029	27,520	20,728
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2031	1,000	1,070
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2032	1,000	1,067
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2/15/2026	3,000	3,158
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2030	4,440	4,097
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2031	3,040	3,204
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2032	2,185	2,296
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2033	2,000	2,095
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2036	2,000	2,082
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2037	1,800	1,869
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2038	2,100	2,176
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2039	2,125	2,198
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2044	6,000	6,160
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2022-A, 4.00% 7/1/2042	4,900	4,486
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 8/15/2023	1,555	1,578
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2020-A, 5.00% 8/15/2050	4,900	5,161
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2052	5,000	4,323
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 4.00% 8/1/2038	2,000	1,930
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 4/15/2028	2,000	2,157
The Tax-Exempt Bond Fund of America — Page 127 of 146

unaudited
Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2030	USD9,540	$9,937
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2032	8,445	8,600
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2033	2,000	2,011
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2034	6,440	6,368
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2035	8,810	8,634
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 4.00% 10/15/2036	10,000	9,761
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2036	5,100	4,978
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2037	8,900	8,640
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2038	4,000	3,858
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2040	10,350	10,635
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 10/15/2046	10,000	10,252
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 10/15/2047	3,925	4,008
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 4.00% 10/15/2056	7,180	6,272
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019, 4.00% 12/15/2045	1,000	826
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2051	6,000	4,964
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2060	12,750	10,366
West Travis County Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 8/15/2033	1,100	1,099
		1,955,638
United States 0.54%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	23,712	21,310
Freddie Mac, Multi Family Mortgage Certs., Series 2015-M-033, 2.65% 9/15/2030	7,510	6,536
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-042, Class A, (SIFMA Municipal Swap Index + 0.30%) 2.60% 9/15/2033[1]	23,035	23,035
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	3,930	3,366
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-046, 2.625% 6/15/2035[1]	12,795	12,795
Freddie Mac, Multi Family Mortgage Certs., Series 2020-M-067, Class A, 2.25% 12/15/2037	58,240	43,382
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038[1]	11,936	8,908
		119,332
Utah 0.45%
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2037[1]	5,185	4,673
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2010-B-1, 4.00% 7/1/2024	20	20
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045	3,940	3,903
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2037	4,260	3,826
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2038	4,430	3,940
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2039	4,510	3,974
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2040	4,795	4,185
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2041	4,820	4,174
The Tax-Exempt Bond Fund of America — Page 128 of 146

unaudited
Bonds, notes & other debt instruments (continued) Utah (continued)	Principal amount (000)	Value (000)
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2046	USD2,150	$2,120
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-B, 5.00% 7/1/2047	5,995	5,914
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2051	4,000	3,943
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2038	730	757
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2043	1,150	1,191
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2048	1,185	1,220
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 6/15/2035	38,270	41,207
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2032	1,000	1,052
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2034	1,000	1,047
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2035	1,000	1,043
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2036	2,000	2,082
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2037	1,400	1,450
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2038	1,250	1,289
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2039	2,190	2,249
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2027	315	333
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2028	450	481
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2030	175	190
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2031	95	103
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2032	135	135
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2033	150	149
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2034	115	113
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2035	215	210
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2037	300	285
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2039	175	162
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2040	160	147
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2041	175	159
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2046	275	236
		97,962
Vermont 0.07%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2031	3,300	3,393
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	2,200	2,249
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2039	1,750	1,761
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2046	4,300	4,159
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.60% 8/15/2051	1,000	598
The Tax-Exempt Bond Fund of America — Page 129 of 146

unaudited
Bonds, notes & other debt instruments (continued) Vermont (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	USD1,830	$1,137
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-D, 4.00% 5/1/2048	565	560
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048	2,290	2,263
		16,120
Virgin Islands 0.05%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025	1,175	1,200
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	3,210	3,277
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,552
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	3,355	3,421
		10,450
Virginia 1.84%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 5.00% 6/1/2023	280	281
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,330	1,104
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2049	2,800	2,191
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-B, 4.00% 6/1/2054	5,220	3,818
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2030 (preref. 10/1/2025)	260	271
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2045 (preref. 10/1/2025)	3,000	3,128
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2050 (preref. 10/1/2025)	2,000	2,085
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2037	1,700	1,743
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	3,335	2,838
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 7/1/2044	5,750	5,831
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2023	600	607
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 7/15/2047	2,525	2,526
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 7/15/2040 (4.875% on 7/15/2023)[3]	2,000	1,945
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 3.00% 2/1/2037	5,000	3,949
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2022-A, 5.00% 2/1/2042	1,500	1,589
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 1/1/2034	1,000	1,168
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2029	11,000	11,778
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2031	11,000	11,737
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014-A, 5.00% 9/1/2025 (preref. 9/1/2024)	2,355	2,428
The Tax-Exempt Bond Fund of America — Page 130 of 146

unaudited
Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2026	USD900	$941
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2028	2,600	2,713
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 9/15/2028	5,755	5,360
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2016-C, 5.00% 5/15/2025	2,000	2,081
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 10/1/2037	2,525	2,451
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 10/1/2041	1,520	1,417
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House, Inc.), Series 2016-A, 5.00% 10/1/2036 (preref. 10/1/2024)	2,925	3,067
County of Fairfax, Sewer Rev. Ref. Bonds, Series 2021-B, 4.00% 7/15/2038	1,225	1,188
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Convocation Center Project), Series 2021, Assured Guaranty Municipal insured, 5.375% 7/1/2053 (put 7/1/2043)	8,500	8,541
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	5,280	5,052
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	6,340	5,963
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	5,400	4,938
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	6,390	5,671
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	10,500	9,253
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	11,000	9,537
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	19,410	16,580
City of Fredericksburg, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2014, 5.00% 6/15/2031	500	504
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 6/15/2025	1,800	1,871
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 6/15/2026	3,520	3,668
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 6/15/2032 (preref. 6/15/2025)	1,000	1,033
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2045	1,420	1,169
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	6,150	5,690
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	750	704
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 6/1/2023	860	860
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2026	1,210	1,239
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2027	995	1,022
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2029	750	767
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2030	810	825
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2031	820	834
The Tax-Exempt Bond Fund of America — Page 131 of 146

unaudited
Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2018, 5.00% 10/1/2037	USD2,725	$2,761
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2042	1,025	1,029
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2047	4,190	4,133
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2022-A, 5.00% 10/1/2052	3,655	3,553
County of Henrico, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 5/1/2023	945	954
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.40% 9/1/2045	2,165	1,344
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2023	300	297
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 1/1/2042	1,120	855
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 1/1/2048	2,310	1,653
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 0.75% 11/1/2035 (put 9/2/2025)	10,875	9,921
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	6,150	4,016
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055	3,960	3,136
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2031	2,000	2,104
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2024	160	161
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038	2,500	2,449
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[1]	15,250	13,930
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045[1]	41,100	39,797
City of Norfolk, Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 11/1/2036	1,865	1,865
City of Norfolk, Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 11/1/2043	1,500	1,500
City of Norfolk, Water Rev. Bonds, Series 2015-A, 5.25% 11/1/2044	2,000	2,075
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	1,500	1,391
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	402	402
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 8/1/2026	1,140	1,190
Public Building Auth., Public Facs. Rev. Bonds, Series 2014-A, 5.00% 8/1/2027 (preref. 8/1/2024)	2,000	2,060
Public Building Auth., Public Facs. Rev. Bonds, Series 2020-A, 4.00% 8/1/2040	1,690	1,582
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2022-A, 4.00% 8/1/2046	7,295	6,483
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 8/1/2026	2,000	2,089
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 8/1/2028	2,000	2,088
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2030 (preref. 10/1/2025)	1,750	1,832
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2031 (preref. 10/1/2025)	2,000	2,094
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2032 (preref. 10/1/2025)	2,250	2,355
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 11/1/2024	35	35
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 11/1/2027	15	15
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 11/1/2027	870	897
The Tax-Exempt Bond Fund of America — Page 132 of 146

unaudited
Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 11/1/2027 (preref. 11/1/2024)	USD130	$134
City of Roanoke, Econ. Dev. Auth., Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2020-A, 4.00% 7/1/2051	2,415	2,052
County of Rockingham, Econ. Dev. Auth., Residential Care Facs. Rev. Bonds (Sunnyside Presbyterian Home), Series 2020-A, 5.00% 12/1/2039	3,000	2,942
Small Business Fncg. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2049	12,450	10,362
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2032	2,500	2,470
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	2,105	2,037
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	2,960	2,787
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	4,000	3,667
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	5,000	4,515
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	1,210	1,040
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	1,500	1,224
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	9,455	7,087
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2033	1,665	1,712
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	1,325	1,358
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2035	1,610	1,640
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	2,250	1,980
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2038	5,000	4,357
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	20,660	16,929
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	23,855	18,947
City of Spotsylvania, Water and Sewer System Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2026	3,000	3,128
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 6/15/2032	1,500	1,526
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 6/15/2033	750	760
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 6/15/2035	1,000	1,003
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 5.00% 7/1/2028	5,000	5,222
City of Virginia Beach, Dev. Auth., Residential Care Fac. Rev. Ref Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2018, 5.00% 9/1/2023	335	335
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2025	1,115	1,161
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 1/1/2035	1,000	1,014
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 1/1/2044 (preref. 1/1/2024)	3,000	3,058
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 0.75% 10/1/2040 (put 9/2/2025)	12,875	11,745
		404,194
The Tax-Exempt Bond Fund of America — Page 133 of 146

unaudited
Bonds, notes & other debt instruments (continued) Washington 1.75%	Principal amount (000)	Value (000)
Bethel School Dist. No. 403, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.00% 12/1/2025	USD420	$428
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	13,500	10,859
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 4.00% 11/1/2046	4,000	3,449
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement Green Bonds, Series 2015-S-2-A, (SIFMA Municipal Swap Index + 0.20%) 2.44% 11/1/2045 (put 11/1/2026)[2]	9,000	8,778
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 11/1/2045 (preref. 11/1/2025)	5,000	5,248
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 2.69% 11/1/2045 (put 11/1/2023)[2]	4,650	4,650
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2017-A, 5.00% 7/1/2028	5,000	5,351
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 7/1/2030	1,250	1,303
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 7/1/2026	1,500	1,563
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2021-A-2, 4.00% 12/1/2045 (5.197% on 12/1/2026)[1]	1,200	997
G.O. Bonds, Series 2017-A, 5.00% 8/1/2036	5,000	5,206
G.O. Bonds, Series 2017-A, 5.00% 8/1/2037	5,000	5,199
G.O. Bonds, Series 2022-A, 5.00% 8/1/2039	22,830	24,336
G.O. Bonds, Series 2016-A-1, 5.00% 8/1/2040	4,750	4,871
G.O. Bonds, Series 2018-C, 5.00% 2/1/2041	2,000	2,072
G.O. Bonds, Series 2018-A, 5.00% 8/1/2041	780	809
G.O. Bonds, Series 2018-A, 5.00% 8/1/2042	4,000	4,136
G.O. Bonds, Series 2023-A, 5.00% 8/1/2044	5,500	5,780
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 8/1/2033	4,000	4,191
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 8/1/2035	3,000	3,152
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 1/1/2042	1,200	1,222
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2020-R, 2.00% 1/1/2044 (put 12/1/2025)	1,500	1,436
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 8/1/2049 (put 8/1/2025)	5,000	5,079
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2026 (preref. 7/1/2025)	1,500	1,565
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2027 (preref. 7/1/2025)	1,000	1,044
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2033 (preref. 7/1/2025)	1,500	1,565
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 8/15/2031	2,335	2,399
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 8/15/2033	2,480	2,527
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 8/15/2037	2,000	2,029
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 4.00% 8/15/2041	5,000	4,347
Health Care Facs. Auth., Rev. Bonds (Overlake Hospital Medical Center), Series 2017-A, 5.00% 7/1/2042	1,000	981
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	505	427
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044 (preref. 10/1/2024)	895	919
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2040[1]	920	795
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2048[1]	870	708
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 10/1/2047	5,315	5,322
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2032	3,000	3,036
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	1,000	1,008
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2036	2,965	2,955
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2031	4,625	4,626
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036	870	842
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041	645	578
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2028	1,500	1,533
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2029	1,750	1,784
The Tax-Exempt Bond Fund of America — Page 134 of 146

unaudited
Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2030	USD1,500	$1,524
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 11/15/2027 (preref. 5/15/2024)	795	814
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2029	1,700	1,809
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2032	3,000	3,126
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2033	3,000	3,099
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2015-B, 5.00% 10/1/2038	7,000	7,295
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 4/1/2043	9,765	9,784
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 7/1/2024 (put 7/1/2023)	2,585	2,522
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Grata at Totem Lake Apartments Project), Series 2022-B, 2.25% 9/1/2025 (put 3/1/2025)	3,925	3,777
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 1/1/2025 (put 1/1/2024)	5,355	5,159
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 12/20/2035[6]	12,665	638
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	36,713	31,046
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2025[1]	240	242
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2027[1]	110	111
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028[1]	250	253
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2029[1]	160	161
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 7/1/2023	100	101
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 7/1/2028	1,100	1,106
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[1]	2,300	2,266
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043[1]	3,400	3,278
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048[1]	4,300	4,087
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 1/1/2044[1]	15,880	15,909
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 1/1/2049[1]	6,000	6,014
Housing Fin. Commission, Single Family Program Bonds, Series 2015-1-N, 3.45% 12/1/2030	975	946
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.45% 12/1/2035	1,400	1,078
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.65% 12/1/2040	1,750	1,247
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.80% 12/1/2043	975	678
Housing Fin. Commission, Single Family Program Bonds, Series 2017-2-N, 3.50% 6/1/2047	1,130	1,110
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 12/1/2047	320	317
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	3,220	3,174
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	5,345	5,263
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	6,170	5,831
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	5,765	5,354
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	3,640	3,684
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032[1]	910	939
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043[1]	40,335	26,574
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048[1]	18,345	11,254
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[1]	22,180	12,406
The Tax-Exempt Bond Fund of America — Page 135 of 146

unaudited
Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[1]	USD10,375	$5,660
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058[1]	3,500	2,489
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2033	2,500	2,626
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2034	2,625	2,754
County of King, Sewer Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2040 (preref. 1/1/2025)	2,550	2,644
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 8/1/2031	2,330	2,359
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 8/1/2036	5,000	5,206
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 8/1/2040	5,000	5,171
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2022-B, 4.00% 2/1/2035	660	651
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 6/1/2026	2,040	1,862
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 6/1/2024	300	289
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2019-A, 5.00% 4/1/2045	1,125	1,166
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2019-A, 5.00% 4/1/2049	1,710	1,766
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 2.73% 11/1/2046 (put 11/1/2023)[2]	8,000	8,000
Tacoma School Dist. No. 10, Unlimited Tax G.O. Bonds, Series 2020-B, 4.00% 12/1/2041	3,205	2,911
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 4/1/2023	1,500	1,512
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 4/1/2032	1,450	1,562
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 4/1/2033	1,000	1,072
		384,781
West Virginia 0.19%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 3/1/2040 (put 4/1/2024)	9,250	8,959
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2018-A, 5.00% 6/1/2052	1,000	935
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 1/1/2037	6,510	5,580
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 1/1/2038	1,375	1,161
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 1/1/2043	7,225	6,719
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2038	2,175	2,320
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2018, 5.00% 6/1/2043	975	1,008
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2047	6,000	6,165
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 4.00% 6/1/2051	10,985	9,443
		42,290
Wisconsin 1.74%
G.O. Bonds, Series 2021-B, 4.00% 5/1/2039	1,000	950
G.O. Rev. Ref. Bonds, Series 2015-4, 5.00% 5/1/2026	2,500	2,583
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 2.79% 8/15/2054 (put 7/26/2023)[2]	4,500	4,490
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 2.89% 8/15/2054 (put 7/31/2024)[2]	1,250	1,247
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-B, 5.00% 8/15/2054 (put 1/31/2024)	10,000	10,173
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 7/1/2036 (preref. 7/1/2023)	2,000	2,024
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 5.00% 7/1/2042	3,380	3,332
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 4.00% 7/1/2047	2,500	2,101
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2036	2,270	2,305
The Tax-Exempt Bond Fund of America — Page 136 of 146

unaudited
Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2039	USD8,145	$7,188
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2039	1,000	1,011
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 5.00% 8/15/2039	2,500	2,527
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 4.00% 8/15/2046	5,000	4,085
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 7/1/2041	1,590	1,548
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2/15/2026[1]	3,495	3,605
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, 4.00% 2/15/2034	1,360	1,269
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, 4.00% 2/15/2035	1,000	918
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	2,500	2,419
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2/15/2051 (put 2/15/2027)	4,035	4,136
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2/15/2052 (put 2/15/2025)	3,445	3,492
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2036	3,870	3,983
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2037	3,500	3,596
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	27,200	27,599
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2029	500	539
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2031	500	543
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2042	5,000	5,081
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2052	10,250	10,227
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 1/1/2023	125	125
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 4/15/2031 (preref. 4/15/2023)	1,750	1,765
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Health System), Series 2021-A, 4.00% 10/15/2035	4,500	4,185
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Health System), Series 2021-A, 4.00% 10/15/2036	3,500	3,233
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 8/15/2031	460	467
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 8/15/2033	500	505
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2/15/2031 (preref. 8/15/2025)	450	457
Health and Educational Facs. Auth., Rev. Ref. Bonds (ThedaCare, Inc.), Series 2015, 5.00% 12/15/2039	920	922
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047	5,046	4,728
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	7,945	7,815
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	5,250	5,188
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	9,295	9,179
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	16,920	16,718
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	23,050	22,474
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	8,430	8,101
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	3,295	3,094
The Tax-Exempt Bond Fund of America — Page 137 of 146

unaudited
Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	USD2,755	$2,578
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 5/1/2045 (put 11/1/2023)	715	689
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2019-A, 1.60% 11/1/2048 (put 11/1/2022)	1,015	1,015
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 11/1/2050 (put 11/1/2024)	560	513
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 5.00% 7/1/2040	1,000	971
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	1,000	769
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	2,925	2,140
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	3,440	2,464
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 4.00% 10/1/2052	16,745	13,819
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 5.00% 10/1/2052	7,500	7,381
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 6/1/2045	32,000	21,403
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 5.00% 10/1/2044	3,000	2,861
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2031	3,115	3,179
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2032	3,250	3,310
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2040	11,585	11,410
Public Fin. Auth., Lease Dev. Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2041	4,850	4,976
Public Fin. Auth., Pollution Control Rev. Bonds (Duke Energy Progress Project), Series 2022-A-2, 3.70% 10/1/2046 (put 10/1/2030)	24,000	22,940
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	1,000	732
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2024[1]	630	619
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054[1]	1,500	1,253
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	3,275	2,756
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	13,175	10,268
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	13,515	8,595
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM insured, 3.00% 7/1/2050	4,500	2,948
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2035	1,190	1,062
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2036	1,240	1,095
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2037	1,290	1,122
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2042	2,000	1,646
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2047	1,700	1,335
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	1,650	1,247
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	1,000	975
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,000	777
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	3,975	3,798
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	1,530	1,423
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2050	1,000	793
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2055	1,250	976
The Tax-Exempt Bond Fund of America — Page 138 of 146

unaudited
Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 7/1/2058	USD2,000	$1,885
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	1,000	904
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 7/1/2053	2,840	2,786
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 7/1/2058	11,950	11,707
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2034	1,125	1,061
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061[1]	1,080	702
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 4/1/2046	6,750	5,764
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 4/1/2051	8,500	7,091
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2037	3,650	3,668
		383,333
Wyoming 0.05%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 12/1/2044	45	45
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045	400	399
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 12/1/2046	2,035	2,012
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 3.00% 6/1/2049	7,265	6,874
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	1,175	1,152
		10,482
Total bonds, notes & other debt instruments (cost: $22,360,792,000)		19,720,210
Short-term securities 9.48% Municipals 9.48%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.45% 12/15/2028[1,2]	17,100	17,100
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 1.66% 12/1/2033[2]	4,160	4,160
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.62% 12/1/2029[2]	48,485	48,485
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, (SIFMA Municipal Swap Index + 0.25%) 2.49% 1/1/2046 (put 11/4/2026)[2,7]	6,000	6,000
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.61% 2/1/2048[2]	47,300	47,300
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 1.63% 11/15/2052[2]	13,015	13,015
State of California, Bay Area Toll Auth., Toll Bridge Rev. Bonds, Series 2019-A, 1.82% 4/1/2053[2]	28,425	28,425
State of California, G.O. IAM Commercial Paper, Series 2022-A-1, 1.90% 11/15/2022	21,000	21,000
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 1.27% 4/1/2033[2]	2,000	2,000
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 8/1/2023	265	258
State of California, City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-B, 1.83% 7/1/2035[2]	15,900	15,900
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/29/2023	80,000	80,440
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/30/2023	10,000	10,056
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.25% 7/1/2037[2]	1,635	1,635
State of California, City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 1.92% 2/1/2035[2]	43,470	43,470
The Tax-Exempt Bond Fund of America — Page 139 of 146

unaudited
Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 1.875% 8/1/2024 (put 11/1/2022)[1,7]	USD3,950	$3,950
State of California, City of Riverside, Electric Rev. Ref. Bonds, Series 2011-A, 1.91% 10/1/2035[2]	11,600	11,600
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2022, 5.00% 6/30/2023	20,000	20,256
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2022-A, 3.75% 6/29/2023	25,000	25,084
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-A-1, 2.00% 7/1/2042[2]	37,650	37,650
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-A, 2.16% 7/1/2042[2]	10,100	10,100
District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences Project), Series 2019, 2.50% 2/1/2039 (put 8/1/2023)[7]	2,500	2,472
District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 2.27% 10/1/2050[2]	5,700	5,700
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 1.60% 10/1/2047[2]	20,295	20,295
State of Florida, Miami-Dade County School Dist., Tax Anticipation Notes, Series 2022, 4.00% 2/23/2023	20,000	20,056
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 1.60% 12/1/2048 (put 11/1/2022)[7]	7,000	7,001
State of Illinois, City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 1.57% 12/1/2022[1]	540	539
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.59% 8/1/2044[2]	12,595	12,595
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.59% 8/1/2044[2]	9,485	9,485
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 1.61% 8/1/2044[2]	28,470	28,470
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 1.62% 10/1/2024[2]	1,100	1,100
State of Indiana, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 2.75% 5/1/2028 (put 12/1/2022)[7]	7,000	6,997
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 2.26% 12/1/2039[2]	6,000	6,000
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 2.25% 11/15/2033[2]	17,500	17,500
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 1.59% 2/15/2041[2]	1,000	1,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.62% 12/1/2051[2]	10,070	10,070
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.62% 8/1/2035[2]	26,275	26,275
State of Louisiana, Louisiana Stadium and Exposition Dist., Bond Anticipation Notes, Series 2021, 4.00% 7/3/2023	1,440	1,439
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.59% 8/1/2043[2]	21,035	21,035
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-C, 1.64% 12/1/2043[2]	14,125	14,125
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 2.20% 12/1/2043[2]	7,300	7,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 2.20% 8/1/2050[2]	42,000	42,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2010-B, 2.85% 1/5/2023	2,000	2,000
State of Massachusetts, Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2023	445	445
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 2.30% 3/1/2030[2]	17,555	17,555
State of Massachusetts, Massachusetts Bay Transportation Auth., Sales Tax IAM Commercial Paper, Series 2022-B, 1.90% 12/5/2022	8,550	8,550
The Tax-Exempt Bond Fund of America — Page 140 of 146

unaudited
Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 2.03% 12/1/2034 (put 12/1/2022)[7]	USD12,000	$11,992
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2022-A, 5.00% 8/21/2023	10,000	10,114
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 2.25% 11/15/2047[2]	24,060	24,060
State of Michigan, Board of Trustees of Michigan State University, IAM Commercial Paper, Series 2022-G, 2.72% 12/7/2022	10,245	10,245
State of Michigan, Board of Regents of the University of Michigan, General Rev. IAM Commercial Paper, Series 2009-B, 1.75% 11/3/2022	23,760	23,760
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 1.57% 4/1/2038[2]	17,065	17,065
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 1.60% 4/1/2042[2]	12,450	12,450
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 2.32% 11/15/2038[2]	20,000	20,000
State of Minnesota, City of St. Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 1.62% 11/15/2035[2]	12,200	12,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-D, 1.62% 12/1/2030[2]	46,900	46,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-B, 1.66% 12/1/2030[2]	6,400	6,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-E, 1.66% 12/1/2030[2]	7,175	7,175
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-D, 2.20% 12/1/2030[2]	14,980	14,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-E, 2.20% 12/1/2030[2]	12,650	12,650
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-E, 1.62% 11/1/2035[2]	26,800	26,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 1.62% 11/1/2035[2]	27,465	27,465
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-K, 1.66% 11/1/2035[2]	21,965	21,965
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-G, 1.66% 11/1/2035[2]	1,135	1,135
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 1.62% 6/1/2041[2]	46,000	46,000
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 1.63% 7/1/2039[2]	2,500	2,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-1, 5.00% 2/1/2023	785	788
State of New York, New York City G.O. Bonds, Series 2008-C-4, Assured Guaranty Municipal insured, 2.94% 10/1/2027[2]	9,000	9,000
State of New York, New York City G.O. Bonds, Series 2006-E-2, 1.57% 8/1/2034[2]	13,470	13,470
State of New York, New York City G.O. Bonds, Series 2005-E-3, 2.24% 8/1/2034[2]	13,590	13,590
State of New York, New York City G.O. Bonds, Series 2006-E-4, 2.24% 8/1/2034[2]	11,280	11,280
State of New York, New York City G.O. Bonds, Series 2010-G-4, 2.20% 3/1/2039[2]	35,615	35,615
State of New York, New York City G.O. Bonds, Series 2013-F-3, 1.57% 3/1/2042[2]	500	500
State of New York, New York City G.O. Bonds, Series 2012-G-6, 1.63% 4/1/2042[2]	4,000	4,000
State of New York, New York City G.O. Bonds, Series 2021-3, 2.53% 4/1/2042[2]	32,965	32,965
State of New York, New York City G.O. Bonds, Series 2021-2, 2.55% 4/1/2042[2]	3,155	3,155
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 2.28% 6/15/2033[2]	28,400	28,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 1.57% 6/15/2035[2]	22,535	22,535
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 2.23% 6/15/2038[2]	32,530	32,530
The Tax-Exempt Bond Fund of America — Page 141 of 146

unaudited
Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 1.57% 6/15/2044[2]	USD20,500	$20,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-EE-1, 1.63% 6/15/2045[2]	8,850	8,850
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2013-AA-2, 2.20% 6/15/2046[2]	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 1.57% 6/15/2048[2]	16,305	16,305
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-6, 1.59% 6/15/2048[2]	21,500	21,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 1.57% 6/15/2049[2]	40,260	40,260
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-1, 1.59% 6/15/2050[2]	11,095	11,095
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 1.59% 6/15/2050[2]	32,520	32,520
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1999-A-1, 2.20% 11/15/2028[2]	32,700	32,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 1.57% 8/1/2041[2]	36,985	36,985
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 1.59% 8/1/2042[2]	3,500	3,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-B-3, 1.60% 11/1/2042[2]	40,655	40,655
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 1.59% 2/1/2045[2]	10,145	10,145
State of North Carolina, Medical Care Commission, Medical Care Facs. Rev. Bonds (Catholic Health East Issue), Series 2008, 2.22% 11/15/2028[2]	4,885	4,885
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 1.60% 12/1/2046 (put 11/1/2022)[7]	23,750	23,750
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2008-B-5, 1.80% 12/1/2022	20,000	20,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 1.63% 1/1/2039[2]	11,975	11,975
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 1.63% 1/1/2052[2]	30,800	30,800
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2013, 2.72% 1/15/2033[2]	10,000	10,000
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2015-B, 2.72% 1/15/2045[2]	2,400	2,400
State of South Carolina, Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (James Lewis, Jr. Eastside Apartments), Series 2021-B, 0.30% 9/1/2024 (put 3/1/2024)[7]	2,585	2,457
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.64% 5/1/2048[2]	16,945	16,945
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.67% 1/1/2033[2]	1,415	1,415
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 1.68% 4/1/2032[2]	6,595	6,595
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 1.67% 7/1/2038[2]	1,190	1,190
State of Texas, County of Alachua, Health Facs. Auth., Rev. IAM Commercial Paper, Series 2008-A, 1.77% 11/8/2022	8,750	8,750
State of Texas, City of Dallas, Rev. IAM Commercial Paper, Series 2022-F-1, 2.35% 11/9/2022	10,000	10,000
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.62% 10/1/2024[2]	17,530	17,530
The Tax-Exempt Bond Fund of America — Page 142 of 146

unaudited
Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Texas, Harris County Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.62% 3/1/2024[2]	USD14,300	$14,300
State of Texas, Harris County Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.62% 3/1/2024[2]	14,300	14,300
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.24% 5/15/2034[2]	25,000	25,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 2.25% 5/15/2034[2]	5,000	5,000
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco, Inc. Project), Series 1994, 1.62% 10/1/2024[2]	17,800	17,800
State of Texas, Lower Colorado River Auth., IAM Commercial Paper, Series 2022-A, 2.75% 12/15/2022	8,915	8,915
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 1.68% 11/1/2038[2]	25,900	25,900
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 1.85% 11/10/2022	15,000	15,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 1.82% 12/2/2022	13,500	13,500
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 2.18% 7/1/2037[2]	20,000	20,000
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 2.18% 7/1/2038[2]	43,480	43,480
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 2.21% 8/1/2033[2]	42,300	42,300
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 1.71% 11/1/2036[2]	16,435	16,435
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.28% 2/15/2038[2]	16,025	16,025
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.62% 10/1/2044[2]	24,860	24,860
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.62% 10/1/2044[2]	25,275	25,275
State of Wyoming, County of Uinta, Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1992, 1.62% 12/1/2022[2]	7,800	7,800
Total short-term securities (cost: $2,086,913,000)		2,085,669
Total investment securities 99.16% (cost: $24,447,705,000)		21,805,879
Other assets less liabilities 0.84%		183,859
Net assets 100.00%		$21,989,738
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 10/31/2022 (000)
5 Year U.S. Treasury Note Futures	Short	150	December 2022	USD(15,989)	$285
10 Year Ultra U.S. Treasury Note Futures	Short	5,662	December 2022	(656,703)	23,202
30 Year Ultra U.S. Treasury Bond Futures	Short	650	December 2022	(82,977)	12,410
					$35,897
The Tax-Exempt Bond Fund of America — Page 143 of 146

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $651,973,000, which represented 2.96% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	For short-term securities, the mandatory put date is considered to be the maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,135,876,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Tax-Exempt Bond Fund of America — Page 144 of 146

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
New York	$—	$2,791,143	$—	$2,791,143
Illinois	—	2,392,093	—	2,392,093
Texas	—	1,955,638	—	1,955,638
California	—	1,344,746	—	1,344,746
Florida	—	1,174,320	3,463	1,177,783
Pennsylvania	—	1,000,904	—	1,000,904
Michigan	—	651,288	—	651,288
Ohio	—	492,825	—	492,825
Georgia	—	458,898	—	458,898
Colorado	—	431,235	—	431,235
Other	—	7,023,657	—	7,023,657
Short-term securities	—	2,085,669	—	2,085,669
Total	$—	$21,802,416	$3,463	$21,805,879

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$35,897	$—	$—	$35,897
*	Futures contracts are not included in the fund’s investment portfolio.
Key to abbreviations
Agcy. = Agency
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing

G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of credit
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

The Tax-Exempt Bond Fund of America — Page 145 of 146

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-019-1222O-S89819	The Tax-Exempt Bond Fund of America — Page 146 of 146